UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2020

Portfolio Review	1

Portfolio of Investments	8

Financial Statements	38

Notes to Financial Statements	54

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSFIX

Daniel J. Fuss, CFA®, CIC

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —  March 31, 20202

					Expense Ratios[3]
	6 Months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 1/17/95)	-10.43%	-6.33%	1.56%	4.56%	0.57%	0.57%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	3.36	9.82	3.54	4.15

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols

David W. Rolley, CFA®	Institutional Class	LSGBX

Lynda L. Schweitzer, CFA®	Retail Class	LSGLX

Scott M. Service, CFA®	Class N	LSGNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20202

						Expense Ratios[3]
	6 Months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/10/91)	-2.21%	1.04%	1.94%	2.39%	—	0.76%	0.70%

Retail Class (Inception 12/31/96)	-2.34	0.85	1.70	2.13	—	1.01	0.95

Class N (Inception 2/1/13)	-2.21	1.09	2.02	—	0.94	0.66	0.65

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	0.16	4.20	2.64	2.47	1.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the US Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols

Elaine Kan, CFA®	Institutional Class	LSGSX

Kevin P. Kearns	Retail Class	LIPRX

Maura T. Murphy, CFA®	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20203

						Expense Ratios[4]
	6 Months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/20/91)	3.30%	7.70%	2.74%	3.36%	—	0.96%	0.40%

Retail Class (Inception 5/28/10)[1]	3.25	7.47	2.45	3.09	—	1.21	0.65

Class N (Inception 2/1/17)	3.41	7.87	—	—	3.82	0.91	0.35

Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[2]	2.50	6.85	2.67	3.48	3.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSHIX

Daniel J. Fuss, CFA®, CIC

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20202

					Expense Ratios[3]
	6 Months[4]	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 6/5/96)	-15.84%	-15.32%	-0.04%	4.46%	0.68%	0.68%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	-10.40	-6.94	2.78	5.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+ /BB+ or below, excluding emerging market debt. Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[4]	Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSIGX

Daniel J. Fuss, CFA®, CIC

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20202

					Expense Ratios[3]
	6 Months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 7/1/94)	-5.35%	-2.57%	2.00%	4.13%	0.50%	0.50%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	3.36	9.82	3.54	4.15

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$895.70	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.93

* Expenses are equal to the Fund’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$977.90	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$3.49

Retail Class
Actual	$1,000.00	$976.60	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75

Class N
Actual	$1,000.00	$977.90	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.23

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 0.94% and 0.64% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$1,033.00	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

Retail Class
Actual	$1,000.00	$1,032.50	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

Class N
Actual	$1,000.00	$1,034.10	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020**
Actual	$1,000.00	$844.20	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$3.49

* Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

** Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only. Amounts expressed in the table include the effect of such adjustments.

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$946.50	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.45	$2.58

* Expenses are equal to the Fund’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 81.0% of Net Assets

Non-Convertible Bonds – 74.6%

	ABS Other – 0.3%
$1,171,774	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$968,354
522,438	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	299,252
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
518,892	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	501,981

		1,769,587

	Aerospace & Defense – 1.8%
115,000	Boeing Co. (The), 3.100%, 5/01/2026	105,793
20,000	Boeing Co. (The), 3.625%, 3/01/2048	17,382
520,000	Boeing Co. (The), 3.850%, 11/01/2048	468,250
525,000	Boeing Co. (The), 3.950%, 8/01/2059	471,182
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	5,898,750
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	113,750
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,114,478
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	811,923
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	830,300
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,382,988

		11,214,796

	Airlines – 3.1%
423,152	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	428,959
25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	17,500
7,632,585	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	7,673,556
2,971,871	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	2,374,856
1,102,843	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	940,568
676,088	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	622,765
162,947	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	165,985
1,613,306	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,388,040

	Airlines – continued
93,832	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	93,434
116,032	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	117,254
590,871	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	595,408
1,463,445	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,448,471
503,705	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	484,896
1,269,180	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,254,539
874,282	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	771,012
813,301	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	801,712

		19,178,955

	Automotive – 5.2%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,168,400
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	1,686,825
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,085,000
165,000	Ford Motor Co., 6.625%, 2/15/2028	128,793
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	3,098,475
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	3,567,600
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,348,291
10,375,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,078,125
1,625,000	General Motors Co., 5.200%, 4/01/2045	1,286,668
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,002,632
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	2,526,693
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,706,775
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	330,000
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	329,600

		32,343,877

	Banking – 9.2%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,327,870
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,871,130
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,472,956

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	$379,606
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,757,227
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	990,000
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	192,700
6,560,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	4,700,238
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	7,690,256
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	849,007
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,232,657
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,197,302
300,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	317,781
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,309,893
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	2,831,717
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,012,677
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 3.770%(g)(h)	1,899,915
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,102,488

		57,135,420

	Brokerage – 1.3%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	172,000
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,283,461
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,703,333
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,843,353

		8,002,147

	Building Materials – 0.4%
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	317,700
213,000	Masco Corp., 6.500%, 8/15/2032	248,748
380,000	Masco Corp., 7.750%, 8/01/2029	466,859
260,000	Owens Corning, 4.400%, 1/30/2048	221,735
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,350,771

		2,605,813

	Cable Satellite – 2.4%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,649,277

	Cable Satellite – continued
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,289,900
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	6,023,056
270,000	DISH DBS Corp., 7.750%, 7/01/2026	277,425
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	352,112
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,682,778
2,482,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,482,000

		14,756,548

	Chemicals – 0.4%
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,305,800

	Construction Machinery – 0.3%
965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	1,231,767
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	383,150

		1,614,917

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	739,200

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	45,329
165,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(g)	136,125

		181,454

	Electric – 1.3%
1,654,302	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,934,873
255,000	Edison International, 4.950%, 4/15/2025	254,411
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,620,768
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,090,463
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	120,121

		8,020,636

	Finance Companies – 5.1%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,593,498
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,086,797
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.581%, 1/15/2067, 144A(a)(c)(d)(h)	115,162
2,815,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,899,457

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	$1,493,913
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,550,995
4,668,000	Navient Corp., 5.500%, 1/25/2023	4,387,920
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,590,760
31,725(††)	Navient Corp., 6.000%, 12/15/2043	546,728
5,185,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,822,382
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,457,500
1,720,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,681,816
910,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	905,450
2,595,000	Springleaf Finance Corp., 6.875%, 3/15/2025	2,613,476

		31,745,854

	Financial Other – 0.4%
2,450,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,217,250

	Food & Beverage – 0.8%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,526,610
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,391,605

		4,918,215

	Government Owned – No Guarantee – 0.3%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,868,496

	Healthcare – 4.4%
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,170,800
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,019,960
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,489,750
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,440,000
900,000	HCA, Inc., 7.690%, 6/15/2025	927,000
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,286,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,017,900
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	430,000
4,530,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,326,150
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,694,612
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,491,000

		27,293,772

	Home Construction – 1.2%
595,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	452,200
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,949,400
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,052,314
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	13,935

		7,467,849

	Independent Energy – 1.5%
720,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	538,334
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,110,330
93,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(i)	4,427
101,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(b)(c)(d)(i)(j)	—
644,000	California Resources Corp., 5.500%, 9/15/2021(c)(f)	62,790
86,000	California Resources Corp., 6.000%, 11/15/2024(c)(f)	1,720
6,075,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(f)	91,125
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(c)(f)	310,500
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023(c)(f)	33,473
3,730,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(f)	261,100
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	967,069
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	360,987
22,000	Continental Resources, Inc., 5.000%, 9/15/2022	14,035
1,105,000	Montage Resources Corp., 8.875%, 7/15/2023(c)(f)	745,875
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	3,195,703
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	127,650
315,000	SM Energy Co., 5.000%, 1/15/2024	100,784
1,510,000	SM Energy Co., 5.625%, 6/01/2025	411,490
536,000	SM Energy Co., 6.625%, 1/15/2027	156,011
1,200,000	SM Energy Co., 6.750%, 9/15/2026	360,000
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(c)(f)	346,500
265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(c)(f)	62,606
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)(e)(f)	65,856
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(e)(f)	24,315

		9,352,680

	Life Insurance – 2.7%
160,000	American International Group, Inc., 4.125%, 2/15/2024	167,171
130,000	American International Group, Inc., 4.875%, 6/01/2022	133,433
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	4,375,065
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	220,338

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	$436,644
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,628,493
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,837,500
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,549,850
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,683,395
1,000,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	911,609

		16,943,498

	Media Entertainment – 0.1%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	637,865

	Metals & Mining – 2.1%
6,630,000	ArcelorMittal S.A., 6.750%, 3/01/2041	6,522,138
3,300,000	ArcelorMittal S.A., 7.000%, 10/15/2039	3,355,078
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,223,641
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	166,438
1,195,000	United States Steel Corp., 6.650%, 6/01/2037	719,629

		12,986,924

	Midstream – 2.3%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	275,828
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	730,048
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,275,494
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,454,100
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	284,280
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	1,179,800
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	543,837
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	94,574
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	102,686
1,295,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)(f)(g)	18,519
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	8,191,770

		14,150,936

	Oil Field Services – 0.8%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	107,550

	Oil Field Services – continued
5,019,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	4,015,200
400,000	Transocean, Inc., 5.800%, 10/15/2022	236,000
3,095,000	Transocean, Inc., 6.800%, 3/15/2038	711,850
160,000	Transocean, Inc., 7.500%, 4/15/2031	40,776

		5,111,376

	Packaging – 1.8%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	10,877,500

	Paper – 2.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,658,936
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,830,397
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	476,070
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,468,057

		13,433,460

	Property & Casualty Insurance – 0.9%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033, 144A(e)(h)	863,900
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,458,582
840,000	Radian Group, Inc., 4.500%, 10/01/2024	827,400
485,000	Radian Group, Inc., 4.875%, 3/15/2027	477,725

		5,627,607

	Retailers – 0.5%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	841,146
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)	59,475
3,095,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	2,290,300

		3,190,921

	Supermarkets – 0.2%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	697,176
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	771,400

		1,468,576

	Technology – 1.3%
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,486,216
3,680,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	3,456,918
463,200	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	554,539
1,265,000	Seagate HDD Cayman, 4.875%, 6/01/2027	1,246,037

		7,743,710

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Transportation Services – 0.2%
$2,500,000	APL Ltd., 8.000%, 1/15/2024(c)(f)	$1,000,000

	Treasuries – 17.8%
13,195,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	9,390,174
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,789,295
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	864,437
847,500(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	3,746,148
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,549,201
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	682,434
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	6,930,455
10,220,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,021,636
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,894,786
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,767,697
14,300,000	U.S. Treasury Bond, 3.000%, 8/15/2048	19,863,594
30,885,000	U.S. Treasury Note, 1.500%, 10/31/2021	31,513,558
26,680,000	U.S. Treasury Note, 1.500%, 11/30/2021	27,250,077

		110,263,492

	Wireless – 0.5%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,856,355

	Wirelines – 1.7%
1,170,000	AT&T, Inc., 4.500%, 3/09/2048	1,267,022
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,585,289
210,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	176,125
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	170,204
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	656,753
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	698,468
145,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	148,625
1,015,000	Qwest Corp., 7.250%, 9/15/2025	1,031,073
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,772,100
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,025,150
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	659,356
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	461,715

	Wirelines – continued
750,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,069,532
662,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(c)(f)(i)	26,480
985,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(c)(f)(i)	39,400

		10,787,292

	Total Non-Convertible Bonds

	(Identified Cost $515,138,713)	461,812,778

Convertible Bonds – 5.6%

	Cable Satellite – 2.3%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	10,643,275
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,283,939

		13,927,214

	Independent Energy – 0.2%
8,530,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(c)(f)	255,900
1,610,000	SM Energy Co., 1.500%, 7/01/2021	581,409
792,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(c)(e)(f)	380,160

		1,217,469

	Pharmaceuticals – 0.1%
400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	419,173
125,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	132,506

		551,679

	REITs – Diversified – 0.2%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,497,655

	Technology – 2.8%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,082,306
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	429,000
1,235,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,180,092
1,365,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,479,483
8,194,000	Nuance Communications, Inc., 1.500%, 11/01/2035	8,634,837
1,705,000	Western Digital Corp., 1.500%, 2/01/2024	1,483,050

		17,288,768

	Total Convertible Bonds

	(Identified Cost $44,618,073)	34,482,785

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.8%

	Michigan – 0.2%
$1,505,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	$1,487,828

	Virginia – 0.6%
4,120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	3,559,392

	Total Municipals

	(Identified Cost $5,607,856)	5,047,220

	Total Bonds and Notes

	(Identified Cost $565,364,642)	501,342,783

Shares

Common Stocks – 10.1%

	Automobiles – 0.3%
341,305	Ford Motor Co.	1,648,503

	Chemicals – 0.3%
159,649	Hexion Holdings Corp., Class B(c)(e)(f)	1,616,446

	Diversified Telecommunication Services – 3.9%
836,745	AT&T, Inc.	24,391,117

	Electronic Equipment, Instruments & Components – 1.3%
375,812	Corning, Inc.	7,719,178

	Media – 0.0%
97,654	Clear Channel Outdoor Holdings, Inc.(e)	62,499
4,700	iHeartMedia, Inc., Class A(e)	34,357
2,479	Thryv Holdings, Inc.(b)(c)(e)(f)	11,155

		108,011

	Oil, Gas & Consumable Fuels – 0.0%
939	Battalion Oil Corp.(e)	4,390
37,303	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)	—
54,259	Chesapeake Energy Corp.(e)	9,370
11,108	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	—
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	191,613

		205,373

	Pharmaceuticals – 4.3%
477,213	Bristol-Myers Squibb Co.	26,599,853

	Total Common Stocks

	(Identified Cost $71,034,018)	62,288,481

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

	Banking – 0.6%
2,844	Bank of America Corp., Series L, 7.250%	3,600,561

	Independent Energy – 0.0%
10,213	Chesapeake Energy Corp., 4.500%	44,222
14,180	Chesapeake Energy Corp., 5.000%(c)(f)	68,063
660	Chesapeake Energy Corp., 5.750%, 144A(c)(f)	18,797

		131,082

	Midstream – 0.6%
96,065	El Paso Energy Capital Trust I, 4.750%	4,130,795

	Total Convertible Preferred Stocks

	(Identified Cost $8,653,390)	7,862,438

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	476,340

	Total Preferred Stocks

	(Identified Cost $8,899,732)	8,338,778

Warrants – 0.0%
35,319	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $857,522)	225,159

Principal Amount (‡)

Short-Term Investments – 6.5%

645,083,591	Central Bank of Iceland, 0.000%, (ISK)(c)(f)(h)(k)	4,542,842
560,586	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $560,586 on 4/01/2020 collateralized by $570,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $573,721 including accrued interest (Note 2 of Notes to Financial Statements)	560,586
11,130,000	U.S. Treasury Bills, 1.518%, 8/13/2020(l)	11,126,779
7,695,000	U.S. Treasury Bills, 1.581%, 4/30/2020(l)	7,694,658

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$16,000,000	U.S. Treasury Bills, 1.615%, 4/02/2020(l)	$16,000,000

	Total Short-Term Investments

	(Identified Cost $40,562,762)	39,924,865

	Total Investments – 98.9%

	(Identified Cost $686,718,676)	612,120,066

	Other assets less liabilities—1.1%	6,965,459

	Net Assets – 100.0%	$619,085,525

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Bellatrix Exploration Ltd., 8.500%	6/04/2019	$91,140	$4,427	Less than 0.1%

Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	66,660	—	—

Bellatrix Exploration Ltd.	6/04/2019	46,880	—	—

GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	1,171,774	968,354	0.2%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	522,438	299,252	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—

Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	73,304	—	—

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	191,613	Less than 0.1%

Thryv Holdings, Inc.	8/12/2016	12,076	11,155	Less than 0.1%

(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $1,387,195 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Non-income producing security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $11,776,845 or 1.9% of net assets. See Note 2 of Notes to Financial Statements.

(g)	Perpetual bond with no specified maturity date.

(h)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.

(k)	Security callable by issuer at any time. No specified maturity date.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $85,534,763 or 13.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	17.8%
Banking	9.8
Automotive	5.2
Finance Companies	5.1
Cable Satellite	4.7
Healthcare	4.4
Pharmaceuticals	4.4
Technology	4.1
Diversified Telecommunication Services	3.9
Airlines	3.1
Midstream	2.9
Life Insurance	2.7
Paper	2.2
Metals & Mining	2.1
Other Investments, less than 2% each	20.0
Short-Term Investments	6.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 98.3% of Net Assets

	Australia – 1.6%
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	$3,507,354
10,300,000	Queensland Treasury Corp., 2.750%, 8/20/2027, 144A, (AUD)(a)	7,054,944

		10,562,298

	Belgium – 1.3%
4,345,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	4,550,266
2,665,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	2,671,692
1,150,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(a)	1,269,427

		8,491,385

	Brazil – 3.6%
3,245,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	3,080,446
16,075(††)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	3,534,866
26,255(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	5,741,817
3,525,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,754,125
3,045,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	2,687,212
530,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	466,935
2,705,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	2,571,644
1,780,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	1,956,997

		23,794,042

	Canada – 1.8%
1,200,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)	1,290,284
5,900,000	Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	4,631,498
1,865,000	CPPIB Capital, Inc., EMTN, 0.875%, 2/06/2029, (EUR)(a)	2,178,981
2,585,000	Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	1,835,896
192,904	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	136,971
750,000	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)(a)	529,652

	Canada – continued
760,000	Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)(a)	536,698
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,023,024

		12,163,004

	Chile – 0.3%
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	1,910,925

	China – 4.3%
17,000,000	China Government Bond, Series 1904, 3.190%, 4/11/2024, (CNY)(a)	2,473,725
27,700,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)(a)	4,106,231
31,000,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)(a)	4,595,422
33,630,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)(a)	4,922,243
17,000,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)(a)	2,488,199
11,000,000	China Government Bond, Series 1913, 2.940%, 10/17/2024, (CNY)(a)	1,594,880
58,890,000	China Government Bond, Series 1916, 3.120%, 12/05/2026, (CNY)(a)	8,582,473

		28,763,173

	Colombia – 0.8%
21,742,600,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	5,429,448

	Denmark – 1.1%
43,535,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	7,213,879

	Finland – 0.3%
2,015,000	Nokia OYJ, 4.375%, 6/12/2027	1,954,550

	France – 0.6%
1,435,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(a)	1,852,648
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	1,881,200
250,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	236,343
20,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	39,382

		4,009,573

	Germany – 0.0%
200,000	Allianz SE, (fixed rate to 9/25/2029, variable rate thereafter), 1.301%, 9/25/2049, (EUR)	194,234

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Hungary – 0.4%
2,280,000	Hungary Government International Bond, 1.750%, 10/10/2027, (EUR)	$2,692,243

	Indonesia – 1.0%
111,600,000,000	Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)(a)	6,941,463

	Ireland – 0.6%
3,645,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	3,638,327

	Israel – 0.2%
1,145,000	Teva Pharmaceutical Finance Co. BV, Series 2, 3.650%, 11/10/2021	1,091,849
570,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/2021	548,243

		1,640,092

	Italy – 5.9%
985,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	886,684
2,045,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	1,801,109
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,722,300
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,302,558
620,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	607,289
825,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	803,611
1,385,000	Intesa Sanpaolo SpA, EMTN, 0.750%, 12/04/2024, (EUR)	1,405,339
1,250,000	Intesa Sanpaolo SpA, Series XR, 4.000%, 9/23/2029, 144A	1,138,672
21,005,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(a)	22,807,471
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	977,500
380,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	381,923
605,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	574,119
350,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	356,568
340,000	UniCredit SpA, (fixed rate to 2/20/2024, variable rate thereafter), EMTN, 4.875%, 2/20/2029, (EUR)	348,735
1,245,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,194,939
2,780,000	UniCredit SpA, (fixed rate to 9/23/2024, variable rate thereafter), EMTN, 2.000%, 9/23/2029, (EUR)	2,515,053

		38,823,870

	Japan – 11.4%
3,705,000	Development Bank of Japan, Inc., GMTN, 0.875%, 10/10/2025, (EUR)(a)	4,276,776
1,883,949,200(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	17,500,631
88,259,010(†††)	Japan Government CPI Linked Bond, Series 22, 0.100%, 3/10/2027, (JPY)(a)	820,206
681,517,744(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,334,279
862,750,000	Japan Government Thirty Year Bond, Series 13, 2.000%, 12/20/2033, (JPY)(a)	9,930,792
772,000,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	9,663,552
572,450,000	Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	6,938,664
480,200,000	Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	4,356,835
724,400,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	6,892,192
97,200,000	Japan Government Twenty Year Bond, Series 123, 2.100%, 12/20/2030, (JPY)(a)	1,098,484
715,100,000	Japan Government Twenty Year Bond, Series 149, 1.500%, 6/20/2034, (JPY)(a)	7,803,551

		75,615,962

	Malaysia – 1.3%
28,630,000	Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)(a)	6,857,172
7,665,000	Malaysia Government Bond, Series 0215, 3.795%, 9/30/2022, (MYR)(a)	1,815,098

		8,672,270

	Mexico – 2.8%
3,255,000	America Movil SAB de CV, 3.625%, 4/22/2029(a)	3,311,686
880,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	718,080
2,584,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	2,420,501
381,571(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,609,104
1,485,666(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(a)	6,759,131
1,025,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A(a)	903,281

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mexico – continued
$190,000	Petroleos Mexicanos, 5.625%, 1/23/2046	$117,895
600,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	555,906
2,165,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,005,894

		18,401,478

	Netherlands – 0.5%
1,000,000	ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)(a)	1,037,403
1,110,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 6/18/2029, 144A	1,137,501
995,000	Shell International Finance BV, 2.375%, 11/07/2029(a)	981,177

		3,156,081

	New Zealand – 0.1%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	717,490

	Norway – 0.9%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	239,260
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	4,423,192
9,420,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	957,617

		5,620,069

	Poland – 0.8%
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,270,885
15,270,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	3,916,267

		5,187,152

	Portugal – 0.3%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,044,146
350,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	360,205
450,000	EDP Finance BV, EMTN, 1.625%, 1/26/2026, (EUR)	501,150

		1,905,501

	South Africa – 1.5%
730,000	Anglo American Capital PLC, 5.375%, 4/01/2025, 144A	737,669
635,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	643,969

	South Africa – continued
204,670,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)	8,415,438

		9,797,076

	Spain – 4.1%
3,500,000	Banco Santander S.A., 1.000%, 3/03/2022, (EUR)(a)	3,944,986
800,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	778,781
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,447,232
1,320,000	Grifols S.A., 1.625%, 2/15/2025, (EUR)	1,393,227
5,370,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(a)	7,525,358
3,060,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	4,992,446
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,046,536

		27,128,566

	Supranationals – 2.2%
5,840,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)(a)	4,359,894
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,233,313
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,327,370
60,320,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	5,809,523

		14,730,100

	Sweden – 0.4%
27,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	2,966,237

	Switzerland – 0.7%
410,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	479,985
285,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN,(fixed rate to 6/24/2026, variable rate thereafter), 5.625%, 6/24/2046(a)	297,118
3,465,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	3,548,201

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Switzerland – continued
$510,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/1/2025, variable rate thereafter), 4.250%, 10/01/2045(a)	$497,250

		4,822,554

	United Arab Emirates – 0.1%
735,000	DP World Crescent Ltd., MTN, 4.848%, 9/26/2028(a)	670,266

	United Kingdom – 9.7%
1,300,000	Aviva PLC, EMTN,(fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	1,419,188
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,448,562
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,668,300
1,080,000	Barclays PLC, (fixed rate to 2/07/2023, variable rate thereafter), 2.000%, 2/07/2028, (EUR)(a)	1,089,242
1,825,253	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 2.392%, 11/16/2066, 144A(a)(b)	1,801,811
3,490,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	3,393,260
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028	1,711,455
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	766,372
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)(a)	1,515,749
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)(a)	1,212,464
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(a)	3,564,284
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	2,960,495
1,088,694	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.129%, 8/25/2060, 144A(a)(b)	1,066,248
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)(a)	2,212,260
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(c)	2,073,876
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)(c)	1,086,582
190,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, 3-month LIBOR + 0.570%, 2.333%, 12/22/2069, 144A, (GBP)(a)(b)	227,196

	United Kingdom – continued
460,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), EMTN, 4.500%, 3/18/2030, (EUR)(a)	$529,941
1,535,000	Nationwide Building Society, (fixed rate to 7/25/2024, variable rate thereafter), EMTN, 2.000%, 7/25/2029, (EUR)(a)	1,541,533
745,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(a)	1,070,364
1,225,000	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 1-month LIBOR + 0.540%, 1.152%, 7/18/2023, 144A(a)(b)	1,210,761
5,264	Precise Mortgage Funding PLC, Series 2015-1, Class A, 3-month LIBOR + 0.950%, 1.410%, 3/12/2048, (GBP)(a)(b)	6,526
130,987	Residential Mortgage Securities PLC, Series 28, Class A, 3-month LIBOR + 1.150%, 1.637%, 6/15/2046, (GBP)(a)(b)	160,434
1,660,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	1,700,021
1,268,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(a)	1,329,205
405,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023(a)	419,091
2,095,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	2,146,935
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)(a)	779,017
855,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)(a)	1,239,218
7,165,000	United Kingdom Gilt, 1.625%, 10/22/2028, (GBP)(a)	9,954,554
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	9,913,712
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	669,596
2,035,000	Vodafone Group PLC, 5.250%, 5/30/2048	2,452,586

		64,340,838

	United States – 37.7%
565,000	AEP Transmission Co. LLC, 3.650%, 4/01/2050	581,931
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,730,329
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,818,464
25,000	Air Lease Corp., 3.250%, 3/01/2025	19,593
138,000	Air Lease Corp., 3.250%, 10/01/2029	110,544
180,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	129,997

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$170,000	Ally Financial, Inc., 3.875%, 5/21/2024	$153,000
55,000	Ally Financial, Inc., 4.625%, 3/30/2025	52,565
1,355,000	Altria Group, Inc., 3.125%, 6/15/2031, (EUR)(a)	1,464,651
2,774,145	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,386,791
9,715,000	American Tower Corp., 2.400%, 3/15/2025(a)	9,537,809
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,481,702
1,625,000	AT&T, Inc., 4.500%, 3/09/2048(a)	1,759,753
2,050,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	2,002,117
1,290,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A(a)	1,269,481
1,805,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031(a)	1,745,305
3,135,000	Bank of America Corp., (fixed rate to 3/05/2028, variable rate thereafter), MTN, 3.970%, 3/05/2029(a)	3,273,994
484,472	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	490,643
854,305	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(c)	744,257
85,000	Boeing Co. (The), 2.250%, 6/15/2026	74,889
160,000	Boeing Co. (The), 3.100%, 5/01/2026	147,191
50,000	Boeing Co. (The), 3.550%, 3/01/2038	43,816
40,000	Boeing Co. (The), 3.625%, 3/01/2048	34,765
450,000	Boeing Co. (The), 3.750%, 2/01/2050	410,677
235,000	Boeing Co. (The), 3.850%, 11/01/2048(a)	211,613
560,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	502,594
2,270,000	Boston Scientific Corp., 0.625%, 12/01/2027, (EUR)	2,287,598
145,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	138,528
210,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	213,014

	United States – continued
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	609,500
1,125,000	Centene Corp., 3.375%, 2/15/2030, 144A	1,046,250
2,560,000	Centene Corp., 4.625%, 12/15/2029, 144A	2,572,800
257,168	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	255,244
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	3,810,527
1,040,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	1,082,196
745,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	780,454
1,860,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.125%, 4/01/2025, 144A	1,912,993
2,150,000	Cigna Corp., 4.125%, 11/15/2025(a)	2,299,798
3,060,000	Cigna Corp., 4.375%, 10/15/2028(a)	3,283,976
1,717,659	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(c)	1,661,175
1,213,510	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,118,179
4,236,523	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	3,873,155
1,770,757	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	1,745,689
890,000	Citigroup, Inc., 2.750%, 1/24/2024, (GBP)(a)	1,099,873
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,589,287
1,945,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	2,136,928
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)(a)	2,113,335
390,000	Comcast Corp., 4.000%, 3/01/2048	460,178
1,550,000	Comcast Corp., 4.700%, 10/15/2048(a)	2,008,025
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,541,600
380,000	Concho Resources, Inc., 4.300%, 8/15/2028	328,152
3,475,000	Constellation Brands, Inc., 3.150%, 8/01/2029	3,227,560

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$335,000	Continental Resources, Inc., 3.800%, 6/01/2024	$172,323
3,780,000	Continental Resources, Inc., 4.375%, 1/15/2028	1,747,258
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,495,671
2,016,559	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(a)(c)	1,845,308
1,404,014	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.318%, 12/26/2059, 144A(c)	1,329,763
385,000	Crown Castle International Corp., 4.150%, 7/01/2050	380,765
3,235,000	CVS Health Corp., 3.250%, 8/15/2029	3,147,325
3,685,000	CVS Health Corp., 4.100%, 3/25/2025	3,898,112
2,985,000	CVS Health Corp., 4.300%, 3/25/2028	3,192,886
1,285,000	CVS Health Corp., 4.780%, 3/25/2038	1,420,877
1,395,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(a)	1,337,485
410,221	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	406,145
5,795,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,940,152
1,180,000	Dominion Energy, Inc., 3.375%, 4/01/2030	1,168,141
745,000	Duke Realty LP, 2.875%, 11/15/2029(a)	715,635
1,550,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	1,198,452
825,000	Enterprise Products Operating LLC, 2.800%, 1/31/2030(a)	741,423
295,000	Enterprise Products Operating LLC, 3.125%, 7/31/2029	268,397
160,000	Enterprise Products Operating LLC, 3.700%, 1/31/2051	141,099
1,070,000	Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/2027(a)(c)	1,199,542
4,440,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)(c)	4,819,502
130,000	FedEx Corp., 4.050%, 2/15/2048	112,975
4,843,342	FHLMC, 2.500%, with various maturities from 2049 to 2050(a)(d)	5,017,978
3,635,528	FHLMC, 3.000%, 10/01/2049(a)	3,811,175
3,289,766	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(d)	3,557,328
905,339	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(d)	987,974
8,166,275	FHLMC, 5.000%, with various maturities from 2048 to 2049(a)(d)	8,812,313
775,000	Fidelity National Information Services, Inc., 1.000%, 12/03/2028, (EUR)	790,769

	United States – continued
4,947,584	FNMA, 2.500%, 12/01/2049(a)	5,125,890
1,924,214	FNMA, 3.000%, with various maturities from 2046 to 2049(a)(d)	2,021,632
2,738,378	FNMA, 3.500%, with various maturities from 2045 to 2048(a)(d)	2,928,917
537,313	FNMA, 4.000%, 10/01/2047(a)	577,226
2,799,607	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(d)	3,051,217
170,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023	160,650
565,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	492,962
500,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	435,000
125,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	116,056
1,456,675	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(c)	1,431,242
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	288,259
997,793	GNMA, 1-month LIBOR + 1.770%, 3.569%, 5/20/2064(a)(b)	1,027,919
1,023,396	GNMA, 1-month LIBOR + 2.046%, 3.845%, 11/20/2064(a)(b)	1,081,333
1,075,688	GNMA, 1-month LIBOR + 2.053%, 3.852%, 11/20/2064(a)(b)	1,132,176
10,365	GNMA, 3.890%, 6/20/2062(a)(c)	10,374
2,053,693	GNMA, 1-month LIBOR + 2.313%, 4.112%, 10/20/2063(a)(b)	2,148,432
331,043	GNMA, 4.265%, 1/20/2063(a)(c)	333,279
225,332	GNMA, 4.483%, 4/20/2065(a)(c)	241,119
1,528,174	GNMA, 4.574%, 2/20/2065(a)(c)	1,622,841
4,947	GNMA, 4.630%, 12/20/2061(a)(c)	4,940
1,424,291	GNMA, 4.651%, 7/20/2064(a)(c)	1,503,330
1,379,387	GNMA, 4.655%, 7/20/2064(a)(c)	1,455,645
2,632,184	GNMA, 4.666%, 5/20/2064(a)(c)	2,759,016
765,000	HCA, Inc., 4.125%, 6/15/2029	766,318
150,000	HCA, Inc., 4.500%, 2/15/2027	154,329
2,100,000	HCA, Inc., 5.000%, 3/15/2024	2,174,317
1,630,000	HCA, Inc., 5.250%, 4/15/2025	1,709,498
1,505,000	HCA, Inc., 5.250%, 6/15/2026	1,578,397
580,000	HCA, Inc., 5.375%, 9/01/2026	597,597
605,000	HCA, Inc., 5.500%, 6/15/2047	657,428
745,000	HCA, Inc., 5.875%, 2/15/2026	783,621
1,975,000	Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 2.950%, 3/25/2022, 144A(a)	1,947,193
700,000	IQVIA, Inc., 2.250%, 1/15/2028, (EUR)	703,859
90,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	86,047
445,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	432,352
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030, 144A	3,478,812
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,071,003

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,200,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	$948,000
2,509,501	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(c)	2,532,829
2,279,482	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(c)	2,180,188
60,000	Lennar Corp., 5.000%, 6/15/2027	54,900
455,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049	459,070
440,000	Morgan Stanley, (fixed rate to 3/24/2050, variable rate thereafter), 5.597%, 3/24/2051(a)	610,236
630,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	449,219
410,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	242,806
2,625,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	1,436,728
690,000	Omnicom Group, Inc., 4.200%, 6/01/2030	710,729
1,411,640	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(c)	1,349,560
983,983	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(c)	971,096
1,441,290	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(c)	1,394,500
853,152	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(c)	674,235
595,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	593,667
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,930,516
1,375,674	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	1,308,023
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	1,535,767
245,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	217,138
740,000	Simon Property Group LP, 2.450%, 9/13/2029	665,304
775,000	Simon Property Group LP, 3.250%, 9/13/2049	623,435
1,645,082	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A(a)	1,595,762
2,135,803	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A(a)	2,069,230

	United States – continued
275,877	SoFi Professional Loan Program LLC, Series 2018-B, Class A1FX, 2.640%, 8/25/2047, 144A(a)	274,234
202,365	SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX, 3.080%, 1/25/2048, 144A(a)	201,485
2,314,257	Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,153,995
3,362,799	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A(a)	3,150,880
175,000	Springleaf Finance Corp., 5.375%, 11/15/2029	160,125
615,000	Springleaf Finance Corp., 6.625%, 1/15/2028	581,175
60,000	Springleaf Finance Corp., 7.125%, 3/15/2026	59,400
990,000	Thermo Fisher Scientific, Inc., 2.375%, 4/15/2032, (EUR)	1,093,006
836,767	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 1.847%, 4/25/2048, 144A(a)(b)	811,664
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(e)	6,651,816
785,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	774,952
1,145,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,136,412
1,060,741	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	859,176
1,354,931	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027(a)	1,194,886
2,451,928	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	2,066,375
1,183,707	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(c)	1,047,171
461,179	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(c)	406,283
1,051,727	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(c)	864,070
2,767,235	Vericrest Opportunity Loan Trust, Series 2020-NPL3, Class A1A, 2.981%, 2/25/2050, 144A(c)	2,528,957
3,080,000	ViacomCBS, Inc., 4.950%, 1/15/2031	3,031,440
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,292,568

		250,014,492

	Total Bonds and Notes

	(Identified Cost $667,298,921)	651,968,638

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 0.1%

$925,535	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $925,535 on 4/01/2020 collateralized by $940,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $946,136 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $925,535)	$925,535

Total Investments – 98.4%

	(Identified Cost $668,224,456)	652,894,173

	Other assets less liabilities—1.6%	10,427,535

	Net Assets – 100.0%	$663,321,708

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents principal amount including inflation adjustments.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $144,436,550 or 21.8% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	4/02/2020	BRL	B17,305,000	$3,472,807	$3,330,382	$(142,425)
Bank of America, N.A.	4/02/2020	BRL	S17,305,000	3,522,432	3,330,382	192,050
Bank of America, N.A.	5/05/2020	BRL	S17,305,000	3,466,685	3,323,271	143,414
Bank of America, N.A.	6/17/2020	MXN	S79,330,000	3,562,751	3,306,705	256,046
Barclays Bank plc	6/17/2020	CNH	S17,890,000	2,562,303	2,520,091	42,212
BNP Paribas S.A.	6/17/2020	COP	S16,117,160,000	4,214,374	3,945,927	268,447
Citibank N.A.	6/17/2020	ZAR	S72,730,000	4,484,038	4,025,772	458,266
Credit Suisse International	6/17/2020	CHF	B4,540,000	4,794,507	4,733,999	(60,508)
Credit Suisse International	6/17/2020	JPY	B1,756,500,000	16,618,805	16,388,751	(230,054)
Credit Suisse International	6/17/2020	JPY	S300,000,000	2,877,187	2,799,103	78,084
Credit Suisse International	6/17/2020	JPY	S358,715,000	3,331,213	3,346,935	(15,722)
Credit Suisse International	6/17/2020	KRW	B 10,055,589,000	8,384,548	8,283,363	(101,185)
HSBC Bank USA	6/17/2020	SGD	B7,150,000	5,189,056	5,036,293	(152,763)
Morgan Stanley Capital Services, Inc.	6/17/2020	GBP	B5,550,000	6,409,244	6,902,841	493,597
Morgan Stanley Capital Services, Inc.	6/17/2020	GBP	S1,075,000	1,336,171	1,337,037	(866)
Standard Chartered Bank	6/17/2020	EUR	B4,820,000	5,180,590	5,331,422	150,832
Standard Chartered Bank	6/17/2020	EUR	B32,845,000	36,799,478	36,329,989	(469,489)
Standard Chartered Bank	6/17/2020	EUR	S2,715,000	3,004,827	3,003,073	1,754
Standard Chartered Bank	6/17/2020	EUR	S4,710,000	5,121,183	5,209,750	(88,567)

Total						$823,123

At March 31, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	6/17/2020	SEK	3,770,000	EUR	357,251	$395,157	$13,425
Credit Suisse International	6/17/2020	IDR	21,947,060,000	JPY	162,631,048	1,517,404	181,043
Morgan Stanley Capital Services, Inc.	6/17/2020	GBP	6,175,000	EUR	7,068,622	7,818,632	138,444
UBS AG	6/17/2020	ZAR	45,440,000	EUR	2,298,432	2,542,305	27,098
UBS AG	6/17/2020	ZAR	35,465,000	EUR	1,768,848	1,956,530	(6,539)

Total							$353,471

At March 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2020	129	$16,103,048	$16,171,359	$68,311
Euro-Buxl® 30 Year Bond	6/08/2020	39	9,239,025	9,028,445	(210,580)
German Euro BOBL	6/08/2020	210	31,391,570	31,315,836	(75,734)
UK Long Gilt	6/26/2020	37	6,221,348	6,258,980	37,632
Ultra Long U.S. Treasury Bond	6/19/2020	64	13,970,010	14,200,000	229,990

Total					$49,619

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2020	82	$11,386,319	$11,372,375	$13,944
30 Year U.S. Treasury Bond	6/19/2020	149	24,845,535	26,680,313	(1,834,778)
German Euro Bund	6/08/2020	26	5,034,212	4,946,791	87,421
Ultra 10 Year U.S. Treasury Note	6/19/2020	53	8,288,747	8,269,656	19,091

Total					$(1,714,322)

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	36.1%
Banking	9.1
Mortgage Related	7.4
ABS Home Equity	6.0
Healthcare	4.9
Food & Beverage	3.4
Local Authorities	2.4
Wireless	2.4
Supranational	2.2
Other Investments, less than 2% each	24.4
Short-Term Investments	0.1

Total Investments	98.4
Other assets less liabilities (including forward foreign currency and futures contracts)	1.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	46.0%
Japanese Yen	14.1
Euro	13.5
British Pound	4.7
Yuan Renminbi	4.3
Canadian Dollar	2.6
Other, less than 2% each	13.2

Total Investments	98.4
Other assets less liabilities (including forward foreign currency and futures contracts)	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 98.1% of Net Assets

	Aerospace & Defense – 0.4%
$190,000	General Dynamics Corp., 3.500%, 4/01/2027	$204,475

	Banking – 0.5%
250,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	256,003

	Consumer Cyclical Services – 0.1%
40,000	Mastercard, Inc., 3.850%, 3/26/2050	49,018

	Consumer Products – 0.5%
195,000	Procter & Gamble Co. (The), 3.000%, 3/25/2030	216,589

	Electric – 0.1%
30,000	Entergy Louisiana LLC, 2.900%, 3/15/2051	26,286

	Food & Beverage – 1.3%
190,000	Coca-Cola Co. (The), 3.450%, 3/25/2030	215,128
75,000	JM Smucker Co. (The), 3.550%, 3/15/2050	68,670
195,000	PepsiCo, Inc., 3.625%, 3/19/2050	231,512
90,000	Sysco Corp., 6.600%, 4/01/2050	94,365

		609,675

	Health Insurance – 0.2%
85,000	Humana, Inc., 3.950%, 8/15/2049	83,354

	Healthcare – 0.5%
30,000	Cigna Corp., 2.400%, 3/15/2030	28,414
75,000	Cigna Corp., 3.200%, 3/15/2040	69,398
115,000	CVS Health Corp., 3.250%, 8/15/2029	111,883
30,000	Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	33,724

		243,419

	Life Insurance – 0.5%
235,000	Athene Holding Ltd., 6.150%, 4/03/2030	234,549

	Media Entertainment – 0.7%
100,000	Interpublic Group of Cos., Inc. (The), 4.750%, 3/30/2030	99,085
20,000	Omnicom Group, Inc., 4.200%, 6/01/2030	20,601
150,000	ViacomCBS, Inc., 4.950%, 1/15/2031	147,635
35,000	Walt Disney Co. (The), 4.700%, 3/23/2050	45,736

		313,057

	Metals & Mining – 0.2%
95,000	Newmont Corp., 2.250%, 10/01/2030	88,270

	Packaging – 0.1%
45,000	Avery Dennison Corp., 2.650%, 4/30/2030	41,951

	Railroads – 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	13,945

	Restaurants – 0.2%
105,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049	105,939

	Restaurants – continued
$5,000	McDonald’s Corp., MTN, 4.200%, 4/01/2050	$5,593

		111,532

	Retailers – 0.7%
165,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	166,295
10,000	Home Depot, Inc. (The), 3.350%, 4/15/2050	10,448
25,000	Lowe’s Cos., Inc., 5.125%, 4/15/2050	30,184
90,000	NIKE, Inc., 3.375%, 3/27/2050	98,181

		305,108

	Technology – 2.0%
235,000	Intel Corp., 4.750%, 3/25/2050	315,563
195,000	Oracle Corp., 3.600%, 4/01/2040	195,019
210,000	Oracle Corp., 3.600%, 4/01/2050	210,005
210,000	Oracle Corp., 3.850%, 4/01/2060	211,359

		931,946

	Transportation Services – 0.1%
25,000	United Parcel Service, Inc., 5.300%, 4/01/2050	32,751

	Treasuries – 89.9%
1,132,663	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(a)	1,348,370
679,900	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(a)	836,961
2,921,393	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(a)	3,629,511
784,717	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(a)	1,107,598
1,888,235	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(a)	1,850,655
5,939,472	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)	5,857,951
3,518,725	U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2024(a)	3,561,610
1,732,489	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(a)	1,747,858
4,290,914	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2030(a)	4,417,930
5,336,198	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(a)	5,384,107
1,709,221	U.S. Treasury Inflation Indexed Note, 0.250%, 7/15/2029(a)	1,774,662
2,963,173	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(a)	3,032,176
1,953,395	U.S. Treasury Inflation Indexed Note, 0.500%, 4/15/2024(a)	1,981,612
2,076,657	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(a)	2,144,934
2,224,711	U.S. Treasury Inflation Indexed Note, 0.750%, 7/15/2028(a)	2,379,072
786,578	U.S. Treasury Inflation Indexed Note, 0.875%, 1/15/2029(a)	854,408

		41,909,415

	Wireless – 0.0%
10,000	Crown Castle International Corp., 4.150%, 7/01/2050	9,890

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – 0.1%
$30,000	Verizon Communications, Inc., 4.000%, 3/22/2050	$35,479

	Total Bonds and Notes

	(Identified Cost $44,989,854)	45,716,712

Short-Term Investments – 4.9%

2,281,530	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $2,281,530 on 4/01/2020 collateralized by $2,315,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $2,330,112 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,281,530)	2,281,530

	Total Investments – 103.0%

	(Identified Cost $47,271,384)	47,998,242

	Other assets less liabilities—(3.0)%	(1,400,483)

	Net Assets – 100.0%	$46,597,759

(†)	See Note 2 of Notes to Financial Statements.

(a)	Treasury Inflation Protected Security (TIPS).

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $256,003 or 0.5% of net assets.
MTN	Medium Term Note

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	89.9%
Technology	2.0
Other Investments, less than 2% each	6.2
Short-Term Investments	4.9

Total Investments	103.0
Other assets less liabilities	(3.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 69.4% of Net Assets

Non-Convertible Bonds – 63.2%

	Aerospace & Defense – 2.8%
$85,000	Boeing Co. (The), 3.100%, 5/01/2026	$78,195
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,037
390,000	Boeing Co. (The), 3.850%, 11/01/2048	351,188
770,000	Boeing Co. (The), 3.950%, 8/01/2059	691,067
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	69,739
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,254,500
4,535,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	3,026,432
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	101,316
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,201,705
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,078,539
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,540,350
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.427%, 2/15/2067, 144A(a)	1,476,868
625,000	TransDigm, Inc., 6.500%, 5/15/2025	587,494

		12,470,430

	Airlines – 1.5%
234,486	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	237,703
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	56,000
3,570,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	2,864,925
625,657	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	499,970
1,815,449	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,548,319
38,348	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	38,624
1,615,730	U.S. Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,500,545
227,059	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	209,546

		6,955,632

	Automotive – 0.6%
1,130,000	Ford Motor Co., 4.750%, 1/15/2043	641,275
300,000	General Motors Co., 5.200%, 4/01/2045	237,539
220,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	201,850
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,839,200

		2,919,864

	Banking – 0.2%
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	938,900

	Brokerage – 0.4%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	301,000
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,429,094

		1,730,094

	Building Materials – 0.8%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,123,875
525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	463,312
178,000	Masco Corp., 6.500%, 8/15/2032	207,874

		3,795,061

	Cable Satellite – 3.6%
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	60,600
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,869,849
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	71,764
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	309,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,223,006
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	377,400
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	2,109,744
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,612,135
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,767,300
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	159,624
3,718,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,718,000

		16,278,422

	Chemicals – 1.2%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	994,250
4,738,000	Hercules LLC, 6.500%, 6/30/2029	3,831,289
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	600,000

		5,425,539

	Construction Machinery – 1.0%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	320,100
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,342,600
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,154,592

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – continued
$1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	$1,720,425

		4,537,717

	Consumer Cyclical Services – 0.4%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,664,250

	Diversified Manufacturing – 0.1%
260,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(b)	214,500

	Electric – 0.8%
391,000	AES Corp. (The), 4.875%, 5/15/2023	376,334
185,000	AES Corp. (The), 5.500%, 4/15/2025	180,771
190,000	Edison International, 4.950%, 4/15/2025	189,561
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,545,425
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	339,150

		3,631,241

	Finance Companies – 6.7%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.581%, 1/15/2067, 144A(a)(c)(d)(e)	383,872
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,390,261
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	221,571
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	297,746
17,880,000	Navient Corp., MTN, 5.625%, 8/01/2033	13,181,136
5,345,000	Navient Corp., MTN, 6.125%, 3/25/2024	4,944,125
325,000	Navient Corp., MTN, 7.250%, 1/25/2022	313,404
4,815,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	4,708,107
1,725,000	Springleaf Finance Corp., 6.875%, 3/15/2025	1,737,282
1,535,000	Springleaf Finance Corp., 7.125%, 3/15/2026	1,519,650
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	805,000

		30,502,154

	Financial Other – 1.0%
5,010,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	4,534,050

	Food & Beverage – 0.4%
2,005,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,819,798

	Gaming – 0.3%
1,570,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,365,900

	Government Owned – No Guarantee – 0.1%
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	302,788

	Healthcare – 9.0%
1,000,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	925,000
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,945,062
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,096,950
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,660,000
620,000	HCA, Inc., 7.690%, 6/15/2025	638,600
375,000	HCA, Inc., 8.360%, 4/15/2024	386,250
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,033,350
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,875,000
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,531,475
5,520,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	5,092,200
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	8,680,560
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025	791,700
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,328,738
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,539,647

		40,524,532

	Home Construction – 1.8%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,129,100
1,120,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	851,200
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	403,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,252,461
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,752,709
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	928,980

		8,317,450

	Independent Energy – 5.6%
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,079,910
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	321,900
1,752,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(c)(d)(e)(f)(g)	83,395
1,910,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(c)(d)(e)(f)(g)(h)	—
647,000	California Resources Corp., 5.500%, 9/15/2021(c)(i)	63,082
106,000	California Resources Corp., 6.000%, 11/15/2024(c)(i)	2,120
13,220,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(i)	198,300
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(c)(i)	100,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(c)(i)	185,210

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$4,250,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(i)	$297,500
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	969,641
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,163,487
1,289,000	Continental Resources, Inc., 5.000%, 9/15/2022	822,305
4,870,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A(c)(i)	731,474
1,175,000	Gulfport Energy Corp., 6.375%, 1/15/2026(c)(i)	229,613
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(c)(i)	673,425
5,499,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	2,536,414
6,850,000	Montage Resources Corp., 8.875%, 7/15/2023(c)(i)	4,623,750
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	209,050
430,000	Range Resources Corp., 4.875%, 5/15/2025	255,850
340,000	Range Resources Corp., 5.000%, 8/15/2022	254,898
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)(g)(i)	10,611
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	3,099,700
1,270,000	SM Energy Co., 5.000%, 1/15/2024	406,336
1,045,000	SM Energy Co., 5.625%, 6/01/2025	284,773
428,000	SM Energy Co., 6.125%, 11/15/2022	181,099
690,000	SM Energy Co., 6.625%, 1/15/2027	200,835
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	4,320,628
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(c)(i)	1,519,100
90,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(c)(i)	21,262
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(i)(j)	196,693
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(c)(i)(j)	135,742

		25,178,103

	Life Insurance – 0.5%
280,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	350,000
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,126,700

		2,476,700

	Metals & Mining – 2.9%
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,431,069
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	3,582,480
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,332,150

	Metals & Mining – continued
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,989,345
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	166,438
3,055,000	United States Steel Corp., 6.650%, 6/01/2037	1,839,721

		13,341,203

	Midstream – 1.5%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	600,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	4,931,070
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	68,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,204,087
885,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)(c)(i)	12,656

		6,815,813

	Oil Field Services – 0.6%
285,000	Noble Holding International Ltd., 7.750%, 1/15/2024(c)(i)	29,338
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	60,000
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022(c)(g)(i)	45,375
3,410,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,629,980
3,760,000	Transocean, Inc., 6.800%, 3/15/2038	864,800
250,000	Transocean, Inc., 7.500%, 4/15/2031	63,713
1,805,000	Valaris PLC, 7.750%, 2/01/2026(c)(i)	165,121

		2,858,327

	Packaging – 0.4%
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,852,893

	Property & Casualty Insurance – 1.2%
4,925,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	4,383,250
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033, 144A(a)(j)	1,017,600

		5,400,850

	REITs – Health Care – 0.4%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,760,550

	Retailers – 1.4%
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	460,000
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(i)	12,375
5,685,000	L Brands, Inc., 5.250%, 2/01/2028	4,342,771

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$2,245,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	$1,661,300

		6,476,446

	Supermarkets – 0.3%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	661,812
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	334,950
155,000	Safeway, Inc., 7.250%, 2/01/2031	153,679

		1,150,441

	Technology – 0.6%
2,685,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	2,522,235

	Transportation Services – 0.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)(i)	1,314,000

	Treasuries – 12.9%
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	475,440
1,595,000(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	7,050,273
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,328,155
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	341,217
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,333,968
1,575,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	157,444
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	788,609
11,165,000	U.S. Treasury Bond, 3.000%, 8/15/2048	15,508,883
22,950,000	U.S. Treasury Note, 1.500%, 10/31/2021	23,417,068
7,030,000	U.S. Treasury Note, 1.500%, 11/30/2021	7,180,212

		58,581,269

	Wireless – 0.3%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,182,389

	Wirelines – 1.6%
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	206,023
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,144,836
1,115,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,142,875
540,000	Qwest Corp., 7.250%, 9/15/2025	548,551
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,190,870

	Wirelines – continued
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,573,250
5,756,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(c)(g)(i)	230,240
4,090,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(c)(g)(i)	163,600

		7,200,245

	Total Non-Convertible Bonds

	(Identified Cost $381,206,359)	286,039,786

Convertible Bonds – 6.2%

	Cable Satellite – 2.7%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,023,387
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	9,048,085

		12,071,472

	Independent Energy – 0.1%
4,610,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(e)(i)	138,300
1,485,000	SM Energy Co., 1.500%, 7/01/2021	536,269
75,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(c)(i)(j)	36,000

		710,569

	Pharmaceuticals – 0.3%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	461,090
135,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	143,107
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	600,036

		1,204,233

	REITs – Diversified – 0.2%
755,000	iStar, Inc., 3.125%, 9/15/2022	739,039

	Technology – 2.9%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,287,000
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,932,838
1,080,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,170,580
877,000	Nuance Communications, Inc., 1.500%, 11/01/2035	924,183

		13,314,601

	Total Convertible Bonds

	(Identified Cost $36,428,532)	28,039,914

	Total Bonds and Notes

	(Identified Cost $417,634,891)	314,079,700

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – 0.0%

	Technology – 0.0%
$128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.659%, 4/01/2022(a)(c)(i) (Identified Cost $125,537)	$33,811

Shares

Common Stocks – 13.3%

	Automobiles – 0.9%
876,900	Ford Motor Co.	4,235,427

	Chemicals – 0.2%
98,456	Hexion Holdings Corp., Class B(c)(i)(j)	996,867

	Diversified Telecommunication Services – 3.7%
580,365	AT&T, Inc.	16,917,640

	Electronic Equipment, Instruments & Components – 3.3%
735,766	Corning, Inc.	15,112,634

	Media – 0.1%
67,175	Clear Channel Outdoor Holdings, Inc.(j)	42,992
20,777	iHeartMedia, Inc., Class A(j)	151,880
787	Thryv Holdings, Inc.(f)(j)	3,541

		198,413

	Oil, Gas & Consumable Fuels – 0.1%
50,400	Battalion Oil Corp.(j)	235,620
702,553	Bellatrix Exploration Ltd.(c)(d)(e)(f)(j)	—
2,846	Chesapeake Energy Corp.(j)	492
1,176	Frontera Energy Corp.	2,883
11,183	Paragon Offshore Ltd., Litigation Units, Class A(c)(d)(e)(f)(j)	—
16,774	Paragon Offshore Ltd., Litigation Units, Class B(f)(j)	192,901

		431,896

	Pharmaceuticals – 4.3%
345,208	Bristol-Myers Squibb Co.	19,241,894

	REITs – Diversified – 0.7%
296,558	iStar, Inc.	3,146,480

	Total Common Stocks

	(Identified Cost $74,375,798)	60,281,251

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

	Independent Energy – 0.0%
15,716	Chesapeake Energy Corp., 5.000%(c)(i)	75,435
160	Chesapeake Energy Corp., 5.750%, 144A(c)(i)	4,557

		79,992

	Midstream – 1.2%
30	Chesapeake Energy Corp., 5.750%(c)(i)	854
3,000	Chesapeake Energy Corp., 5.750%, 144A(c)(i)	85,442
2,954	Chesapeake Energy Corp., 5.750%(c)(i)	84,132
116,254	El Paso Energy Capital Trust I, 4.750%	4,998,922

		5,169,350

	Total Convertible Preferred Stocks

	(Identified Cost $10,813,621)	5,249,342

Non-Convertible Preferred Stocks – 0.1%

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	386,579

	REITs – Diversified – 0.0%
2,575	iStar, Inc., Series G, 7.650%	51,320

	REITs – Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	242,136

	Total Non-Convertible Preferred Stocks

	(Identified Cost $857,979)	680,035

	Total Preferred Stocks

	(Identified Cost $11,671,600)	5,929,377

Warrants – 0.0%
6,752	iHeartMedia, Inc., Expiration on 5/1/2039(j) (Identified Cost $153,516)	43,044

Principal Amount (‡)

Short-Term Investments – 15.0%

120,226,126	Central Bank of Iceland, 0.000%, (ISK)(a)(c)(i)(k)	848,246

6,615,486	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $6,615,486 on 4/01/2020 collateralized by $6,705,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $6,748,770 including accrued interest (Note 2 of Notes to Financial Statements)	6,615,486
18,000,000	U.S. Treasury Bills, 1.380%-1.415%, 5/28/2020(l)(m)	17,997,862
34,275,000	U.S. Treasury Bills, 1.518%, 8/13/2020(l)	34,265,081

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$8,000,000	U.S. Treasury Bills, 1.520%, 8/06/2020(l)	$7,997,594

	Total Short-Term Investments

	(Identified Cost $67,592,581)	67,724,269

	Total Investments – 99.0%

	(Identified Cost $571,553,923)	448,091,452

	Other assets less liabilities—1.0%	4,621,127

	Net Assets – 100.0%	$452,712,579

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(b)	Perpetual bond with no specified maturity date.

(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $467,267 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Bellatrix Exploration Ltd., 8.500%	6/04/2019	$1,716,960	$83,395	Less than 0.1%

Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	1,260,600	—	—

Bellatrix Exploration Ltd.	6/04/2019	882,919	—	—

Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	85,478	—	—

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463	192,901	Less than 0.1%

Thryv Holdings, Inc.	8/12/2016	3,834	3,541	Less than 0.1%

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.

(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $13,264,231 or 2.9% of net assets. See Note 2 of Notes to Financial Statements.

(j)	Non-income producing security.

(k)	Security callable by issuer at any time. No specified maturity date.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $71,986,009 or 15.9% of net assets.

ABS	Asset-Backed Securities

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

CAD	Canadian Dollar

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	12.9%
Healthcare	9.0
Finance Companies	6.7
Cable Satellite	6.3
Independent Energy	5.7
Pharmaceuticals	4.6
Diversified Telecommunication Services	3.7
Technology	3.5
Electronic Equipment, Instruments & Components	3.3
Metals & Mining	2.9
Aerospace & Defense	2.8
Midstream	2.7
Other Investments, less than 2% each	19.9
Short-Term Investments	15.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 75.6% of Net Assets

Non-Convertible Bonds – 73.6%

	ABS Home Equity – 0.0%
$11,591	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.938%, 7/25/2035(a)(b)(c)	$9,143

	ABS Other – 0.9%
2,090,502	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,018,422

	Aerospace & Defense – 0.7%
85,000	Boeing Co. (The), 3.100%, 5/01/2026	78,195
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,037
390,000	Boeing Co. (The), 3.850%, 11/01/2048	351,188
395,000	Boeing Co. (The), 3.950%, 8/01/2059	354,508
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	331,260
322,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	400,260

		1,528,448

	Airlines – 1.5%
160,636	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	162,841
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,231,838
61,742	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	49,339
265,365	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	244,435
22,868	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	23,033
421,981	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	432,649
32,415	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	32,277
42,318	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	42,763
323,598	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	331,556
523,418	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	518,062
290,046	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	255,786
252,710	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	249,109

		3,573,688

	Automotive – 3.9%
$659,000	Cummins, Inc., 5.650%, 3/01/2098	$846,479
8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	7,504,000
834,000	General Motors Co., 5.200%, 4/01/2045	660,357

		9,010,836

	Banking – 6.8%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,169,738
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	647,825
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,283,233
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	333,752
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	554,043
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,467,140
482,000	Morgan Stanley, 3.950%, 4/23/2027	507,614
659,000	Morgan Stanley, 5.750%, 1/25/2021	676,412
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,009,485
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,096,524
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	744,271
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,183,651

		15,673,688

	Brokerage – 1.5%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,573,827
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	648,623
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	350,288

		3,572,738

	Building Materials – 0.5%
211,000	Masco Corp., 6.500%, 8/15/2032	246,412
104,000	Masco Corp., 7.750%, 8/01/2029	127,772
778,000	Owens Corning, 7.000%, 12/01/2036	884,596

		1,258,780

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	13,024
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	151,464

		164,488

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – 0.1%
$269,154	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	$315,371

	Consumer Products – 0.2%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	391,768

	Diversified Manufacturing – 0.1%
51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	51,373
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.131%, 5/13/2024(f)	193,386

		244,759

	Electric – 0.7%
95,000	Edison International, 4.950%, 4/15/2025	94,780
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,116,266
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	499,702

		1,710,748

	Finance Companies – 2.5%
697,000	International Lease Finance Corp., 4.625%, 4/15/2021	643,479
15,000	Navient Corp., 5.000%, 3/15/2027	12,896
3,370,000	Navient Corp., 5.500%, 1/25/2023	3,167,800
95,000	Navient Corp., 5.875%, 10/25/2024	87,400
110,000	Navient Corp., 6.750%, 6/15/2026	101,200
891,000	Navient Corp., MTN, 5.625%, 8/01/2033	656,845
686,000	Navient Corp., MTN, 6.125%, 3/25/2024	634,550
398,000	Navient Corp., MTN, 7.250%, 1/25/2022	383,799

		5,687,969

	Food & Beverage – 0.4%
1,000,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	1,000,970

	Government Owned – No Guarantee – 0.4%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	849,811

	Healthcare – 0.6%
10,000	Cigna Corp., 7.875%, 5/15/2027, 144A	12,625
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,226,399
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	182,000

		1,421,024

	Home Construction – 1.2%
$1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	$2,003,917
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	876,277

		2,880,194

	Hybrid ARMs – 0.0%
6,030	FNMA, 6-month LIBOR + 1.544%, 3.419%, 2/01/2037(f)	6,123
11,667	FNMA, 12-month LIBOR + 1.881%, 4.395%, 9/01/2036(f)	11,835

		17,958

	Independent Energy – 0.7%
840,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(d)(e)	58,800
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	181,583
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	34,988
1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,167,907
605,000	SM Energy Co., 6.625%, 1/15/2027	176,094

		1,619,372

	Industrial Other – 0.9%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)(d)(e)	2,110,663

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	508,680

	Life Insurance – 2.9%
39,000	American International Group, Inc., 4.125%, 2/15/2024	40,748
56,000	American International Group, Inc., 4.875%, 6/01/2022	57,479
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	159,843
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,493,474
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,647,719
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,240,370

		6,639,633

	Media Entertainment – 1.1%
1,170,000	Discovery Communications LLC, 3.950%, 3/20/2028	1,146,979
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	379,796
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	34,562
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	630,453
239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	244,876

		2,436,666

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 0.7%
$1,373,000	ArcelorMittal S.A., 6.750%, 3/01/2041	$1,350,663
304,000	ArcelorMittal S.A., 7.000%, 10/15/2039	309,074

		1,659,737

	Midstream – 2.1%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	59,962
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	252,511
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	444,224
858,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	415,872
330,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	120,351
735,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	242,403
850,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	286,875
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	2,578,151
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	38,396
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	23,213
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	375,198

		4,837,156

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
13,664	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	13,671
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.681%, 3/15/2044, 144A(b)	75,586

		89,257

	Oil Field Services – 0.1%
680,000	Transocean, Inc., 6.800%, 3/15/2038	156,400
110,000	Transocean, Inc., 7.500%, 4/15/2031	28,034

		184,434

	Packaging – 0.6%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,318,288

	Paper – 0.5%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	727,016
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	175,526
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	147,515

		1,050,057

	Property & Casualty Insurance – 0.6%
$87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033, 144A(f)(g)	$46,110
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,358,087

		1,404,197

	Retailers – 0.0%
52,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(d)(e)	3,900

	Sovereigns – 2.4%
2,201,000	U.S. Department of Housing and Urban Development, Series A, 1.980%, 8/01/2020	2,209,474
1,452,000	U.S. Department of Housing and Urban Development, Series A, 2.350%, 8/01/2021	1,482,434
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022	1,829,027

		5,520,935

	Supermarkets – 0.0%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	49,732

	Technology – 0.5%
776,000	KLA Corp., 5.650%, 11/01/2034	897,702
152,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	181,973

		1,079,675

	Transportation Services – 0.3%
60,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	24,000
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	728,233

		752,233

	Treasuries – 32.2%
23,816,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	16,948,571
200,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	864,437
578,400(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	2,556,663
207,800(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	890,292
137,300(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	624,655
913,700(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,352,135
8,546,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	854,295
3,126,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	583,557
2,105,000	U.S. Treasury Bond, 3.000%, 8/15/2048	2,923,977

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$10,000,000	U.S. Treasury Note, 1.500%, 8/31/2021	$10,186,328
17,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	17,331,367
2,835,000	U.S. Treasury Note, 1.500%, 10/31/2021	2,892,697
13,460,000	U.S. Treasury Note, 1.500%, 11/30/2021	13,747,603

		74,756,577

	Wireless – 0.1%
8,340,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	329,033

	Wirelines – 5.6%
1,459,000	AT&T, Inc., 3.950%, 1/15/2025	1,540,686
2,841,000	AT&T, Inc., 4.300%, 2/15/2030	3,050,897
370,000	AT&T, Inc., 4.500%, 3/09/2048	400,682
465,000	AT&T, Inc., 4.550%, 3/09/2049	499,769
876,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	867,240
589,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	839,939
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,755,186

		12,954,399

	Total Non-Convertible Bonds

	(Identified Cost $180,175,723)	170,635,427

Convertible Bonds – 1.4%

	Cable Satellite – 0.1%
245,000	DISH Network Corp., 3.375%, 8/15/2026	198,904

	Independent Energy – 0.0%
1,470,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(d)(e)	44,100

	REITs – Diversified – 0.2%
329,000	iStar, Inc., 3.125%, 9/15/2022	322,045

	Technology – 1.1%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,044,642
326,000	Nuance Communications, Inc., 1.000%, 12/15/2035	311,506
224,000	Nuance Communications, Inc., 1.250%, 4/01/2025	242,787
8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	8,430

		2,607,365

	Total Convertible Bonds

	(Identified Cost $4,079,650)	3,172,414

Municipals – 0.6%

	Illinois – 0.1%
$245,000	State of Illinois, 5.100%, 6/01/2033	$243,194

	Michigan – 0.2%
395,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	390,493

	Virginia – 0.3%
885,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	764,578

	Total Municipals

	(Identified Cost $1,470,970)	1,398,265

	Total Bonds and Notes

	(Identified Cost $185,726,343)	175,206,106

Shares

Common Stocks – 6.6%

	Automobiles – 0.2%
71,933	Ford Motor Co.	347,436

	Diversified Telecommunication Services – 1.1%
88,190	AT&T, Inc.	2,570,739

	Electronic Equipment, Instruments & Components – 5.0%
565,646	Corning, Inc.	11,618,369

	Pharmaceuticals – 0.3%
13,089	Bristol-Myers Squibb Co.	729,581

	Total Common Stocks

	(Identified Cost $11,119,244)	15,266,125

Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.6%

	Banking – 0.4%
714	Bank of America Corp., Series L, 7.250%	903,938

	Independent Energy – 0.0%
3,453	Chesapeake Energy Corp., 5.000%(d)(e)	16,574

	Midstream – 0.2%
12,375	El Paso Energy Capital Trust I, 4.750%	532,125

	Total Convertible Preferred Stocks

	(Identified Cost $1,446,924)	1,452,637

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Non-Convertible Preferred Stocks – 0.1%

Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	$10,437
1,860	Union Electric Co., 4.500%	189,720

200,157

Total Non-Convertible Preferred Stocks

	(Identified Cost $104,764)	200,157

Total Preferred Stocks

	(Identified Cost $1,551,688)	1,652,794

Principal Amount (‡)

Short-Term Investments – 16.5%

187,477,471	Central Bank of Iceland, 0.000%, (ISK)(d)(e)(f)(h)	1,322,732

16,212,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $16,212,207 on 4/01/2020 collateralized by $16,430,000 U.S. Treasury Notes, 0.50 due 3/15/2023 valued at $16,537,255 including accrued interest (Note 2 of Notes to Financial Statements)	16,212,207
5,000,000	U.S. Treasury Bills, 0.809%-0.825%, 4/23/2020(i)(j)	4,999,904
8,000,000	U.S. Treasury Bills, 1.380%-1.415%, 5/28/2020(i)(j)	7,999,050
5,805,000	U.S. Treasury Bills, 1.615%, 4/09/2020(i)	5,804,885
2,000,000	U.S. Treasury Bills, 1.516%, 7/30/2020(i)	1,999,415

Total Short-Term Investments

	(Identified Cost $38,510,691)	38,338,193

Total Investments – 99.4%

	(Identified Cost $236,907,966)	230,463,218

	Other assets less liabilities—0.6%	1,490,355

	Net Assets – 100.0%	$231,953,573

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.

(c)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of this security amounted to $9,143 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $10,662,806 or 4.6% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(g)	Non-income producing security.

(h)	Security callable by issuer at any time. No specified maturity date.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(j)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $16,059,219 or 6.9% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

EMTN	Euro Medium Term Note

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real

CAD	Canadian Dollar

GBP	British Pound

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	32.2%
Banking	7.2
Wirelines	5.6
Electronic Equipment, Instruments & Components	5.0
Automotive	3.9
Life Insurance	2.9
Finance Companies	2.5
Sovereigns	2.4
Midstream	2.3
Other Investments, less than 2% each	18.9
Short-Term Investments	16.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	85.1%
Canadian Dollar	8.2
Mexican Peso	4.4
Other, less than 2% each	1.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$686,718,676	$668,224,456	$47,271,384
Net unrealized appreciation (depreciation)	(74,598,610)	(15,330,283)	726,858

Investments at value	612,120,066	652,894,173	47,998,242
Cash	—	190,461	—
Due from brokers (Note 2)	—	760,000	45,000
Foreign currency at value (identified cost $0, $8,013,925 and $0, respectively)	—	8,114,089	—
Receivable for Fund shares sold	—	471,353	26,281
Receivable from investment adviser (Note 6)	—	—	5,025
Receivable for securities sold	—	25,744,790	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	1,780,000	—
Dividends and interest receivable	7,801,299	5,169,685	47,198
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	2,444,712	—
Tax reclaims receivable	4,758	45,044	—
Prepaid expenses (Note 8)	5	5	—

TOTAL ASSETS	619,926,128	697,614,312	48,121,746

LIABILITIES
Payable for securities purchased	254,411	26,767,070	1,364,147
Payable for Fund shares redeemed	—	3,387,594	12,399
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,268,118	—
Due to brokers (Note 2)	—	1,780,000	—
Payable for variation margin on futures contracts (Note 2)	—	286,521	1,764
Management fees payable (Note 6)	277,866	305,688	—
Deferred Trustees’ fees (Note 6)	225,992	326,021	108,631
Administrative fees payable (Note 6)	25,239	26,522	1,502
Payable to distributor (Note 6d)	—	5,318	439
Other accounts payable and accrued expenses	57,095	139,752	35,105

TOTAL LIABILITIES	840,603	34,292,604	1,523,987

NET ASSETS	$619,085,525	$663,321,708	$46,597,759

NET ASSETS CONSIST OF:
Paid-in capital	$691,520,285	$673,249,739	$47,889,691
Accumulated loss	(72,434,760)	(9,928,031)	(1,291,932)

NET ASSETS	$619,085,525	$663,321,708	$46,597,759

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$619,085,525	$319,033,170	$43,129,438

Shares of beneficial interest	53,416,376	19,321,357	3,963,520

Net asset value, offering and redemption price per share	$11.59	$16.51	$10.88

Retail Class:
Net assets	$—	$175,396,598	$1,247,360

Shares of beneficial interest	—	10,806,562	114,763

Net asset value, offering and redemption price per share	$—	$16.23	$10.87

Class N shares:
Net assets	$—	$168,891,940	$2,220,961

Shares of beneficial interest	—	10,201,050	203,986

Net asset value, offering and redemption price per share	$—	$16.56	$10.89

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities – continued

March 31, 2020 (Unaudited)

	Institutional High Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$571,553,923	$236,907,966
Net unrealized depreciation	(123,462,471)	(6,444,748)

Investments at value	448,091,452	230,463,218
Cash	193,086	—
Foreign currency at value (identified cost $11 and $0, respectively)	11	—
Receivable for Fund shares sold	1,285	332,000
Dividends and interest receivable	5,796,596	1,567,388
Tax reclaims receivable	2,164	1,841
Prepaid expenses (Note 8)	2	2

TOTAL ASSETS	454,084,596	232,364,449

LIABILITIES
Payable for securities purchased	888,592	111,772
Payable for Fund shares redeemed	1,409	—
Management fees payable (Note 6)	247,184	83,559
Deferred Trustees’ fees (Note 6)	165,975	159,588
Administrative fees payable (Note 6)	18,704	9,488
Payable to distributor (Note 6d)	71	—
Other accounts payable and accrued expenses	50,082	46,469

TOTAL LIABILITIES	1,372,017	410,876

NET ASSETS	$452,712,579	$231,953,573

NET ASSETS CONSIST OF:
Paid-in capital	$572,317,461	$238,862,790
Accumulated loss	(119,604,882)	(6,909,217)

NET ASSETS	$452,712,579	$231,953,573

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$452,712,579	$231,953,573

Shares of beneficial interest	89,010,770	20,284,022

Net asset value, offering and redemption price per share	$5.09	$11.44

See accompanying notes to financial statements.

39  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$16,321,194	$9,001,493	$249,369
Dividends	1,892,922	—	—
Less net foreign taxes withheld	(5,910)	(63,633)	—

	18,208,206	8,937,860	249,369

Expenses
Management fees (Note 6)	1,846,498	2,018,526	40,737
Service and distribution fees (Note 6)	—	245,377	4,177
Administrative fees (Note 6)	162,310	161,053	7,165
Trustees’ fees and expenses (Note 6)	25,940	27,420	11,441
Transfer agent fees and expenses (Notes 6 and 7)	1,312	260,246	13,091
Audit and tax services fees	28,497	27,418	23,077
Custodian fees and expenses	16,969	67,849	3,145
Legal fees (Note 8)	5,817	5,584	499
Registration fees	21,947	48,738	36,489
Shareholder reporting expenses	3,809	62,571	2,400
Miscellaneous expenses (Note 8)	23,792	35,462	14,384

Total expenses	2,136,891	2,960,244	156,605
Less waiver and/or expense reimbursement (Note 6)	—	(220,037)	(87,712)

Net expenses	2,136,891	2,740,207	68,893

Net investment income	16,071,315	6,197,653	180,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,985,633	7,815,623	406,084
Futures contracts	—	5,436,463	56,680
Forward foreign currency contracts (Note 2d)	—	(153,047)	—
Foreign currency transactions (Note 2c)	4,421	(576,393)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(91,949,145)	(34,445,537)	110,128
Futures contracts	—	(2,300,073)	—
Forward foreign currency contracts (Note 2d)	—	1,210,065	—
Foreign currency translations (Note 2c)	(102,507)	534,230	—

Net realized and unrealized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(88,061,598)	(22,478,669)	572,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,990,283)	$(16,281,016)	$753,368

See accompanying notes to financial statements.

|  40

Statements of Operations – continued

For the Six Months Ended March 31, 2020 (Unaudited)

	Institutional High Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$14,274,733	$4,447,377
Dividends	1,900,834	414,873
Less net foreign taxes withheld	(2,947)	—

	16,172,620	4,862,250

Expenses
Management fees (Note 6)	1,656,677	555,875
Administrative fees (Note 6)	121,342	61,077
Trustees’ fees and expenses (Note 6)	21,617	16,661
Transfer agent fees and expenses (Notes 6 and 7)	4,658	565
Audit and tax services fees	26,376	28,178
Custodian fees and expenses	11,600	9,070
Legal fees (Note 8)	4,779	2,469
Registration fees	22,756	21,651
Shareholder reporting expenses	3,362	1,324
Miscellaneous expenses (Note 8)	20,605	16,744

Total expenses	1,893,772	713,614

Net investment income	14,278,848	4,148,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	5,817,485	733,578
Foreign currency transactions (Note 2c)	25,821	7,069
Net change in unrealized appreciation (depreciation) on:
Investments	(105,110,408)	(18,580,497)
Foreign currency translations (Note 2c)	(62,011)	(50,996)

Net realized and unrealized loss on investments and foreign currency transactions	(99,329,113)	(17,890,846)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,050,265)	$(13,742,210)

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$16,071,315	$36,670,498	$6,197,653	$16,719,532
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	3,990,054	(4,605,490)	12,522,646	(13,485,266)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(92,051,652)	16,408,827	(35,001,315)	47,488,486

Net increase (decrease) in net assets resulting from operations	(71,990,283)	48,473,835	(16,281,016)	50,722,752

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(30,736,093)	(44,056,634)	(3,765,595)	(2,580,426)
Retail Class	—	—	(1,676,149)	(840,780)
Class N	—	—	(2,148,456)	(1,931,839)

Total distributions	(30,736,093)	(44,056,634)	(7,590,200)	(5,353,045)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(54,999,823)	(90,364,289)	(120,323,617)	(212,037,849)

Net decrease in net assets	(157,726,199)	(85,947,088)	(144,194,833)	(166,668,142)
NET ASSETS
Beginning of the period	776,811,724	862,758,812	807,516,541	974,184,683

End of the period	$619,085,525	$776,811,724	$663,321,708	$807,516,541

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$180,476	$534,332	$14,278,848	$34,889,194
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	462,764	(261,604)	5,843,306	3,860,840
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	110,128	1,491,492	(105,172,419)	(36,794,413)

Net increase (decrease) in net assets resulting from operations	753,368	1,764,220	(85,050,265)	1,955,621

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(155,971)	(509,430)	(35,578,052)	(46,893,344)
Retail Class	(19,639)	(17,313)	—	—
Class N	(12,302)	(35,387)	—	—

Total distributions	(187,912)	(562,130)	(35,578,052)	(46,893,344)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	19,102,040	(2,856,864)	948,210	(55,444,608)

Net increase (decrease) in net assets	19,667,496	(1,654,774)	(119,680,107)	(100,382,331)
NET ASSETS
Beginning of the period	26,930,263	28,585,037	572,392,686	672,775,017

End of the period	$46,597,759	$26,930,263	$452,712,579	$572,392,686

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets – continued

	Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$4,148,636	$9,010,579
Net realized gain (loss) on investments and foreign currency transactions	740,647	(2,404,099)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(18,631,493)	5,430,056

Net increase (decrease) in net assets resulting from operations	(13,742,210)	12,036,536

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,813,478)	(9,558,974)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(38,546,854)	13,853,887

Net increase (decrease) in net assets	(57,102,542)	16,331,449
NET ASSETS
Beginning of the period	289,056,115	272,724,666

End of the period	$231,953,573	$289,056,115

See accompanying notes to financial statements.

|  44

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.49		$13.40	$13.96	$13.52	$13.16	$15.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.59	0.54	0.57	0.58	0.60
Net realized and unrealized gain (loss)	(1.63)		0.19	(0.35)	0.34	0.61	(1.46)

Total from Investment Operations	(1.34)		0.78	0.19	0.91	1.19	(0.86)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)		(0.59)	(0.52)	(0.46)	(0.61)	(0.65)
Net realized capital gains	—		(0.10)	(0.23)	(0.01)	(0.22)	(0.55)

Total Distributions	(0.56)		(0.69)	(0.75)	(0.47)	(0.83)	(1.20)

Net asset value, end of the period	$11.59		$13.49	$13.40	$13.96	$13.52	$13.16

Total return	(10.43	)%(b)	6.29%	1.39%	6.96%	9.72%	(5.96)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$619,086		$776,812	$862,759	$1,093,422	$1,201,509	$1,270,463
Net expenses	0.58	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.58	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.35	%(c)	4.51%	3.99%	4.22%	4.48%	4.29%
Portfolio turnover rate	10%		14%	11%	10%	14%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$17.07		$16.16		$16.51		$16.47		$15.00	$16.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.33		0.35		0.30		0.33	0.32
Net realized and unrealized gain (loss)	(0.52)		0.69		(0.66)		(0.18)		1.14	(1.16)

Total from Investment Operations	(0.37)		1.02		(0.31)		0.12		1.47	(0.84)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.05)		—		(0.06)		—	(0.14)
Net realized capital gains	(0.11)		(0.06)		(0.04)		(0.02)		—	(0.15)

Total Distributions	(0.19)		(0.11)		(0.04)		(0.08)		—	(0.29)

Net asset value, end of the period	$16.51		$17.07		$16.16		$16.51		$16.47	$15.00

Total return(b)	(2.21	)%(c)	6.27%		(1.85)%		0.74%		9.80%	(5.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$319,033		$353,872		$450,376		$509,080		$822,993	$1,289,885
Net expenses(d)	0.69	%(e)	0.70	%(f)	0.72	%(g)	0.75	%(h)	0.75%	0.75%
Gross expenses	0.76	%(e)	0.76	%(f)	0.77%		0.80%		0.83%	0.78%
Net investment income	1.74	%(e)	2.00%		2.10%		1.88%		2.13%	2.07%
Portfolio turnover rate	140%		215	%(i)	218	%(i)	163%		120%	117%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.69%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.72%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  46

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$16.76		$15.86		$16.24		$16.23		$14.82	$15.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.28		0.30		0.26		0.29	0.28
Net realized and unrealized gain (loss)	(0.51)		0.68		(0.64)		(0.19)		1.12	(1.15)

Total from Investment Operations	(0.39)		0.96		(0.34)		0.07		1.41	(0.87)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.00	)(b)	—		(0.04)		—	(0.13)
Net realized capital gains	(0.11)		(0.06)		(0.04)		(0.02)		—	(0.15)

Total Distributions	(0.14)		(0.06)		(0.04)		(0.06)		—	(0.28)

Net asset value, end of the period	$16.23		$16.76		$15.86		$16.24		$16.23	$14.82

Total return(c)	(2.34	)%(d)	6.08%		(2.12)%		0.48%		9.51%	(5.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$175,397		$207,251		$247,119		$288,479		$350,915	$447,304
Net expenses(e)	0.94	%(f)	0.95	%(g)	0.97	%(h)	1.00	%(i)	1.00%	1.00%
Gross expenses	1.01	%(f)	1.01	%(g)	1.02%		1.05%		1.08%	1.03%
Net investment income	1.49	%(f)	1.75%		1.85%		1.67%		1.87%	1.81%
Portfolio turnover rate	140%		215	%(j)	218	%(j)	163%		120%	117%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.94%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.97%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

47  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$17.12		$16.21		$16.55		$16.50		$15.01	$16.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.34		0.36		0.33		0.34	0.34
Net realized and unrealized gain (loss)	(0.51)		0.69		(0.66)		(0.20)		1.15	(1.17)

Total from Investment Operations	(0.36)		1.03		(0.30)		0.13		1.49	(0.83)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.06)		—		(0.06)		—	(0.14)
Net realized capital gains	(0.11)		(0.06)		(0.04)		(0.02)		—	(0.15)

Total Distributions	(0.20)		(0.12)		(0.04)		(0.08)		—	(0.29)

Net asset value, end of the period	$16.56		$17.12		$16.21		$16.55		$16.50	$15.01

Total return	(2.21	)%(b)(c)	6.31	%(c)	(1.78	)%(c)	0.81%		9.93%	(5.22)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$168,892		$246,394		$276,690		$256,939		$47,895	$32,275
Net expenses	0.64	%(d)(e)	0.65	%(d)(f)	0.67	%(d)(g)	0.69	%(h)	0.66%	0.63%
Gross expenses	0.67	%(e)	0.66	%(f)	0.68%		0.69%		0.66%	0.63%
Net investment income	1.79	%(e)	2.06%		2.15%		2.09%		2.19%	2.20%
Portfolio turnover rate	140%		215	%(i)	218	%(i)	163%		120%	117%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.64%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.67%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  48

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.59		$10.13	$10.41		$10.64		$10.17	$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.20	0.30		0.18		0.12	0.06
Net realized and unrealized gain (loss)	0.29		0.48	(0.25)		(0.22)		0.49	(0.15)

Total from Investment Operations	0.35		0.68	0.05		(0.04)		0.61	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.22)	(0.33)		(0.19)		(0.13)	(0.07)
Paid-in capital	—		—	—		—		(0.01)	—

Total Distributions	(0.06)		(0.22)	(0.33)		(0.19)		(0.14)	(0.07)

Net asset value, end of the period	$10.88		$10.59	$10.13		$10.41		$10.64	$10.17

Total return(b)	3.30	%(c)	6.73%	0.49%		(0.33)%		6.00%	(0.92)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$43,129		$24,076	$25,914		$26,972		$29,655	$23,696
Net expenses(d)	0.40	%(e)	0.40%	0.40%		0.40%		0.40%	0.40%
Gross expenses	0.94	%(e)	0.96%	0.94%		0.81%		0.86%	0.80%
Net investment income	1.15	%(e)	1.92%	2.90%		1.73%		1.16%	0.62%
Portfolio turnover rate	27	%(f)	246%	324	%(g)	354	%(g)	61%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Decrease in portfolio turnover rate is attributable to discontinued use of a previous trading strategy.
(g)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

49  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$10.57		$10.11	$10.39		$10.62		$10.14		$10.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.18	0.28		0.14		(0.05)		0.08
Net realized and unrealized gain (loss)	0.29		0.47	(0.26)		(0.20)		0.60		(0.20)

Total from Investment Operations	0.34		0.65	0.02		(0.06)		0.55		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.19)	(0.30)		(0.17)		(0.07)		(0.05)
Paid-in capital	—		—	—		—		(0.00	)(b)	—

Total Distributions	(0.04)		(0.19)	(0.30)		(0.17)		(0.07)		(0.05)

Net asset value, end of the period	$10.87		$10.57	$10.11		$10.39		$10.62		$10.14

Total return(c)	3.25	%(d)	6.47%	0.23%		(0.59)%		5.47%		(1.17)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,247		$1,076	$967		$1,144		$1,522		$19,203
Net expenses(e)	0.65	%(f)	0.65%	0.65%		0.65%		0.65%		0.65%
Gross expenses	1.18	%(f)	1.21%	1.19%		1.06%		1.07%		1.03%
Net investment income (loss)	0.85	%(f)	1.77%	2.69%		1.37%		(0.47)%		0.75%
Portfolio turnover rate	27	%(g)	246%	324	%(h)	354	%(h)	61%		135%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Decrease in portfolio turnover rate is attributable to discontinued use of a previous trading strategy.
(h)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

|  50

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Period Ended September 30, 2017*
Net asset value, beginning of the period	$10.59		$10.13	$10.41		$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.21	0.32		0.15
Net realized and unrealized gain (loss)	0.31		0.47	(0.26)		(0.01)

Total from Investment Operations	0.36		0.68	0.06		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.22)	(0.34)		(0.16)

Net asset value, end of the period	$10.89		$10.59	$10.13		$10.41

Total return(b)	3.41	%(c)	6.78%	0.53%		1.40	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,221		$1,779	$1,704		$1,339
Net expenses(d)	0.35	%(e)	0.35%	0.35%		0.35	%(e)
Gross expenses	0.93	%(e)	0.91%	0.87%		0.77	%(e)
Net investment income	1.03	%(e)	2.09%	3.09%		2.18	%(e)
Portfolio turnover rate	27	%(f)	246%	324	%(g)	354	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Decrease in portfolio turnover rate is attributable to discontinued use of a previous trading strategy.
(g)	During 2018, turnover has remained high due to certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

51  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$6.44		$6.90		$7.01	$6.81	$6.72	$8.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34		0.36	0.35	0.37	0.40
Net realized and unrealized gain (loss)	(1.09)		(0.35)		(0.07)	0.25	0.36	(1.04)

Total from Investment Operations	(0.93)		(0.01)		0.29	0.60	0.73	(0.64)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.37)		(0.38)	(0.38)	(0.42)	(0.43)
Net realized capital gains	(0.05)		(0.08)		(0.02)	(0.02)	(0.22)	(0.36)

Total Distributions	(0.42)		(0.45)		(0.40)	(0.40)	(0.64)	(0.79)

Net asset value, end of the period	$5.09		$6.44		$6.90	$7.01	$6.81	$6.72

Total return	(15.58	)%(b)(c)	0.20	%(c)	4.31%	9.19%	12.53%	(8.38)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$452,713		$572,393		$672,775	$731,042	$714,188	$630,422
Net expenses	0.69	%(d)	0.68%		0.68%	0.68%	0.68%	0.68%
Gross expenses	0.69	%(d)	0.68%		0.68%	0.68%	0.68%	0.68%
Net investment income	5.17	%(d)	5.33%		5.26%	5.17%	5.87%	5.45%
Portfolio turnover rate	12%		23%		14%	17%	17%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$12.30		$12.20	$12.43	$12.42	$11.81	$12.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.39	0.37	0.46	0.45	0.42
Net realized and unrealized gain (loss)	(0.83)		0.14	(0.22)	0.22	0.50	(0.88)

Total from Investment Operations	(0.65)		0.53	0.15	0.68	0.95	(0.46)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.24)	(0.30)	(0.42)	(0.22)	(0.44)
Net realized capital gains	(0.04)		(0.19)	(0.08)	(0.25)	(0.12)	(0.11)

Total Distributions	(0.21)		(0.43)	(0.38)	(0.67)	(0.34)	(0.55)

Net asset value, end of the period	$11.44		$12.30	$12.20	$12.43	$12.42	$11.81

Total return	(5.35	)%(b)	4.46%	1.27%	5.73%	8.27%	(3.74)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$231,954		$289,056	$272,725	$412,235	$461,429	$561,407
Net expenses	0.51	%(c)	0.50%	0.49%	0.49%	0.48%	0.48%
Gross expenses	0.51	%(c)	0.50%	0.49%	0.49%	0.48%	0.48%
Net investment income	2.99	%(c)	3.26%	3.03%	3.79%	3.72%	3.34%
Portfolio turnover rate	9%		11%	1%	3%	23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at

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mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$11,776,845	1.9%	$1,387,195	0.2%
Institutional High Income Fund	13,264,231	2.9%	467,267	0.1%
Investment Grade Fixed Income Fund	10,662,806	4.6%	9,143	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

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The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2020, the amount of income available to be distributed by Investment Grade Fixed Income Fund has been reduced by $387,537.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

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Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

No swaptions were held by the Funds during the six months ended March 31, 2020.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2020.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2020.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, return of capital distributions received, defaulted and/or non-income producing securities, interest rate swaps, capital gains taxes, contingent payment debt instruments, treasury inflation-protected bonds and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle loss deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency contract mark-to-market, futures contract mark to market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, corporate actions, and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$37,783,514	$6,273,120	$44,056,634
Global Bond Fund	2,303,295	3,049,750	5,353,045
Inflation Protected Securities Fund	562,130	—	562,130
Institutional High Income Fund	39,012,284	7,881,060	46,893,344
Investment Grade Fixed Income Fund	5,468,364	4,090,610	9,558,974

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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As of September 30, 2019, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

Capital loss carryforward:	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Short-term:
No expiration date	$—	$—	$(647,803)	$—	$—
Long-term:
No expiration date	—	—	(1,652,505)	—	—

Total capital loss carryforward	—	—	(2,300,308)	—	—

Late-year ordinary and post-October capital loss deferrals*	(2,203,097)	—	—	—	—

*	Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Fixed Income Fund is deferring foreign currency losses.

As of March 31, 2020, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Investments	$(46,205,753)	$(3,823,175)	$687,213	$(13,802,502)	$5,110,809
Foreign currency translations	(30,325,992)	(15,351,268)	—	(110,912,207)	(12,737,981)

Total unrealized appreciation (depreciation)	$(76,531,745)	$(19,174,443)	$687,213	$(124,714,709)	$(7,627,172)

As of March 31, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Federal tax cost	$688,517,328	$671,496,389	$47,311,019	$572,736,307	$238,028,782

Gross tax appreciation	$40,827,340	$23,647,374	$1,054,741	$22,628,862	$15,294,043
Gross tax depreciation	(117,224,602)	(42,737,699)	(367,518)	(147,273,717)	(22,859,607)

Net tax appreciation (depreciation)	$(76,397,262)	$(19,090,325)	$687,223	$(124,644,855)	$(7,565,564)

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

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There were no loan participations held by the Funds as of March 31, 2020.

m.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statement of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

o.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, none of the Funds had loaned securities under this agreement.

p.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q.  New Accounting Pronouncement. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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March 31, 2020 (Unaudited)

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$501,981	$1,267,606	(b)(c)	$1,769,587
Finance Companies	546,728	31,083,964	115,162	(d)	31,745,854
Independent Energy	—	9,348,253	4,427	(c)(d)	9,352,680
All Other Non-Convertible Bonds(a)	—	418,944,657	—		418,944,657

Total Non-Convertible Bonds	546,728	459,878,855	1,387,195		461,812,778

Convertible Bonds
Independent Energy	—	961,569	255,900	(e)	1,217,469
All Other Convertible Bonds(a)	—	33,265,316	—		33,265,316

Total Convertible Bonds	—	34,226,885	255,900		34,482,785

Municipals(a)	—	5,047,220	—		5,047,220

Total Bonds and Notes	546,728	499,152,960	1,643,095		501,342,783

Common Stocks
Chemicals	—	1,616,446	—		1,616,446
Media	96,856	11,155	—		108,011
Oil, Gas & Consumable Fuels	13,760	191,613	—	(c)	205,373
All Other Common Stocks(a)	60,358,651	—	—		60,358,651

Total Common Stocks	60,469,267	1,819,214	—		62,288,481

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	44,222	86,860	—		131,082
All Other Convertible Preferred Stocks(a)	7,731,356	—	—		7,731,356

Total Convertible Preferred Stocks	7,775,578	86,860	—		7,862,438

Non-Convertible Preferred Stocks(a)	—	476,340	—		476,340

Total Preferred Stocks	7,775,578	563,200	—		8,338,778

Warrants	—	225,159	—		225,159
Short-Term Investments	—	39,924,865	—		39,924,865

Total	$68,791,573	$541,685,398	$1,643,095		$612,120,066

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.

(c) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

(e) Valued using broker-dealer bid prices.

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Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$651,968,638	$—	$651,968,638
Short-Term Investments	—	925,535	—	925,535

Total Investments	—	652,894,173	—	652,894,173

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,444,712	—	2,444,712
Futures Contracts (unrealized appreciation)	456,389	—	—	456,389

Total	$456,389	$655,338,885	$—	$655,795,274

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,268,118)	$—	$(1,268,118)
Futures Contracts (unrealized depreciation)	(2,121,092)	—	—	(2,121,092)

Total	$(2,121,092	$(1,268,118)	$—	$(3,389,210)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$45,716,712	$—	$45,716,712
Short-Term Investments	—	2,281,530	—	2,281,530

Total	$—	$47,998,242	$—	$47,998,242

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$30,118,282	$383,872	(b)	$30,502,154
Independent Energy	—	25,094,708	83,395	(b)(c)	25,178,103
All Other Non-Convertible Bonds(a)	—	230,359,529	—		230,359,529

Total Non-Convertible Bonds	—	285,572,519	467,267		286,039,786

Convertible Bonds
Independent Energy	—	572,269	138,300	(d)	710,569
All Other Convertible Bonds(a)	—	27,329,345	—		27,329,345

Total Convertible Bonds	—	27,901,614	138,300		28,039,914

Total Bonds and Notes	—	313,474,133	605,567		314,079,700

Senior Loans(a)	—	33,811	—		33,811
Common Stocks
Chemicals	—	996,867	—		996,867
Media	194,872	3,541	—		198,413
Oil, Gas & Consumable Fuels	238,995	192,901	—	(c)	431,896
All Other Common Stocks(a)	58,654,075	—	—		58,654,075

Total Common Stocks	59,087,942	1,193,309	—		60,281,251

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March 31, 2020 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	$—	$79,992	$—	$79,992
Midstream	4,998,922	170,428	—	5,169,350

Total Convertible Preferred Stocks	4,998,922	250,420	—	5,249,342

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	242,136	—	242,136
All Other Non-Convertible Preferred Stocks(a)	437,899	—	—	437,899

Total Non-Convertible Preferred Stocks	437,899	242,136	—	680,035

Total Preferred Stocks	5,436,821	492,556	—	5,929,377

Warrants	—	43,044	—	43,044
Short-Term Investments	—	67,724,269	—	67,724,269

Total	$64,524,763	$382,961,122	$605,567	$448,091,452

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

(d) Valued using broker-dealer bid prices.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$9,143	(b)	$9,143
All Other Non-Convertible Bonds(a)	—	170,626,284	—		170,626,284

Total Non-Convertible Bonds	—	170,626,284	9,143		170,635,427

Convertible Bonds
Independent Energy	—	—	44,100	(c)	44,100
All Other Convertible Bonds(a)	—	3,128,314	—		3,128,314

Total Convertible Bonds	—	3,128,314	44,100		3,172,414

Municipals(a)	—	1,398,265	—		1,398,265

Total Bonds and Notes	—	175,152,863	53,243		175,206,106

Common Stocks(a)	15,266,125	—	—		15,266,125
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	16,574	—		16,574
All Other Convertible Preferred Stocks(a)	1,436,063	—	—		1,436,063

Total Convertible Preferred Stocks	1,436,063	16,574	—		1,452,637

Non-Convertible Preferred Stocks(a)	—	200,157	—		200,157

Total Preferred Stocks	1,436,063	216,731	—		1,652,794

Short-Term Investments	—	38,338,193	—		38,338,193

Total	$16,702,188	$213,707,787	$53,243		$230,463,218

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices.

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The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,221,216	(a)	$—	$—	$20,163	$33,067	$(6,840)	$—	$—	$1,267,606	(a)	$22,080
Finance Companies	146,303		73	—	(31,214)	—	—	—	—	115,162		(31,214)
Independent Energy	55,800	(a)	2,597	—	(53,970)	—	—	—	—	4,427	(a)	(53,970)
Convertible Bonds
Independent Energy	—		97,602	—	(4,886,602)	910,200	—	4,134,700	—	255,900		(4,886,602)
Common Stocks
Oil, Gas & Consumable Fuels	111	(a)	—	—	(111)	—	—	—	—	—	(a)	(111)
Preferred Stocks
Independent Energy	231,178		—	—	—	—	—	—	(231,178)	—		—

Total	$1,654,608		$100,272	$—	$(4,951,734)	$943,267	$(6,840)	$4,134,700	$(231,178)	$1,643,095		$(4,949,817)

(a) Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $4,134,700 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $231,178 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Canada	$2,008	$—	$7	$12	$—	$(2,027)	$—	$—	$—	$—

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Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$487,678		$236	$—	(104,042)	$—	$—	$—	$—	$383,872		$(104,042)
Independent Energy	1,051,200	(a)	49,081	—	(1,016,886)	—	—	—	—	83,395	(a)	(1,016,886)
Convertible Bonds
Independent Energy	—		9,803	—	(2,625,978)	—	—	2,754,475	—	138,300		(2,625,978)
Common Stocks
Oil, Gas & Consumable Fuels	112	(a)	—	—	(112)	—	—	—	—	—	(a)	(112)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	56,043		—	—	—	—	—	—	(56,043)	—		—
Midstream	2,096,047		—	—	—	—	—	—	(2,096,047)	—		—

Total	$3,691,080		$59,120	$—	$(3,747,018)	$—	$—	$2,754,475	$(2,152,090)	$605,567		$(3,747,018)

(a) Includes securities fair valued at zero using Level 3 inputs.

A debt security valued at $2,754,475 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $2,152,090 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$11,066	$—	$20	$(944)	$—	$(999)	$—	$—	$9,143	$(1,044)
ABS Other	2,175,944	—	—	—	—	—	—	(2,175,944)	—	—
Collateralized Mortgage Obligations	61	—	(1)	2	—	(62)	—	—	—	—
Convertible Bonds
Independent Energy	—	21,911	—	(845,198)	198,187	—	669,200	—	44,100	(845,198)

Total	$2,187,071	$21,911	$19	$(846,140)	$198,187	$(1,061)	$669,200	$(2,175,944)	$53,243	$(846,242)

A debt security valued at $2,175,944 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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A debt security valued at $669,200 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts and futures contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2020, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. Inflation Protected Securities Fund may use futures contracts to gain investment exposure. During the six months ended March 31, 2020, Global Bond Fund and Inflation Protected Securities Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$2,444,712	$—
Exchange-traded asset derivatives
Interest rate contracts	—	456,389

Total asset derivatives	$2,444,712	$456,389

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,268,118)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(2,121,092)

Total liability derivatives	$(1,268,118)	$(2,121,092)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$5,436,463	$—
Foreign exchange contracts	—	(153,047)

Total	$5,436,463	$(153,047)

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March 31, 2020 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$(2,300,073)	$—
Foreign exchange contracts	—	1,210,065

Total	$(2,300,073)	$1,210,065

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$56,680

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2020:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	18.19%	19.65%
Highest Notional Amount Outstanding	23.40%	22.91%
Lowest Notional Amount Outstanding	14.59%	16.58%
Notional Amount Outstanding as of March 31, 2020	22.70%	19.33%

Inflation Protected Securities Fund	Futures
Average Notional Amount Outstanding	2.15%
Highest Notional Amount Outstanding	5.55%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2020	0.00%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

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As of March 31, 2020, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$591,510	$(142,425)	$449,085	$(250,000)	$199,085
Barclays Bank	42,212	—	42,212	—	42,212
BNP Paribas S.A	281,872	—	281,872	(281,872)	—
Citibank N.A.	458,266	—	458,266	(458,266)	—
Credit Suisse International	259,127	(259,127)	—	—	—
Morgan Stanley Capital Services, Inc.	632,041	(866)	631,175	(631,175)	—
Standard Chartered Bank	152,586	(152,586)	—	—	—
UBS AG	27,098	(6,539)	20,559	—	20,559

	$2,444,712	$(561,543)	$1,883,169	$(1,621,313)	$261,856

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(142,425)	$142,425	$—	$—	$—
Credit Suisse International	(407,469)	259,127	(148,342)	148,342	—
HSBC Bank USA	(152,763)	—	(152,763)	152,763	—
Morgan Stanley Capital Services, Inc.	(866)	866	—	—	—
Standard Chartered Bank	(558,056)	152,586	(405,470)	—	(405,470)
UBS AG	(6,539)	6,539	—	—	—

	$(1,268,118)	$561,543	$(706,575)	$301,105	$(405,470)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2020:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Global Bond Fund	$9,803,735	$7,319,774
Inflation Protected Securities Fund	45,000	45,000

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March 31, 2020 (Unaudited)

Net loss amount reflects cash received as collateral for Global Bond Fund of $1,780,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$57,456,000	$—	$10,563,825	$67,118,294
Global Bond Fund	717,000,309	772,455,991	283,698,882	335,600,145
Inflation Protected Securities Fund	23,339,689	7,650,031	4,302,380	1,017,703
Institutional High Income Fund	32,480,176	2,580,139	25,815,414	67,880,622
Investment Grade Fixed Income Fund	33,211,494	906	3,846,067	17,431,583

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$1,846,498	$—	$1,846,498	0.50%	0.50%
Global Bond Fund	2,018,526	220,037	1,798,489	0.55%	0.49%
Inflation Protected Securities Fund	40,737	40,737	—	0.25%	—%
Institutional High Income Fund	1,656,677	—	1,656,677	0.60%	0.60%
Investment Grade Fixed Income Fund	555,875	—	555,875	0.40%	0.40%

1 Management fee waiver is subject to possible recovery until September 30, 2021.

Loomis Sayles reimbursed non-class specific expenses of Inflation Protected Securities Fund in the amount of $46,125 2.

2 Expense reimbursements are subject to possible recovery until September 30, 2021.

No expenses were recovered for any of the Funds during the six months ended March 31, 2020 under the terms of the expense limitation agreements.

b.  Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2020, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	245,377
Inflation Protected Securities Fund	4,177

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$162,310
Global Bond Fund	161,053
Inflation Protected Securities Fund	7,165
Institutional High Income Fund	121,342
Investment Grade Fixed Income Fund	61,077

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would

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March 31, 2020 (Unaudited)

have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	246,311
Inflation Protected Securities Fund	11,340
Institutional High Income Fund	2,926

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	5,318
Inflation Protected Securities Fund	439
Institutional High Income Fund	71

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

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f.  Affiliated Ownership. As of March 31, 2020, the percentage of each Fund’s net assets owned by affiliates is as follows:

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	12.00%
Loomis Sayles Trust	5.36%
Loomis Sayles Distribution	4.76%
Natixis Sustainable Future 2015 Fund	1.55%
Natixis Sustainable Future 2020 Fund	0.97%
Natixis Sustainable Future 2025 Fund	0.58%
Natixis Sustainable Future 2030 Fund	0.62%
Natixis Sustainable Future 2035 Fund	0.34%
Natixis Sustainable Future 2040 Fund	0.27%
Natixis Sustainable Future 2045 Fund	0.09%

26.54%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	3.73%
Loomis Sayles Non-Qualified Retirement Plans	4.05%
Other Affiliates	11.83%

19.61%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed the Fund $850 for transfer agency expenses related to Class N shares.

h.  Payment by Affiliates. For the six months ended March 31, 2020, Loomis Sayles reimbursed Global Bond Fund $26,309 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended March 31, 2020, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	164,860	94,034	1,352
Inflation Protected Securities Fund	10,989	1,252	850

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, none of the Funds had borrowings under this agreement.

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March 31, 2020 (Unaudited)

9.  Risk. Certain Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	6	44.44%	—	44.44%
Global Bond Fund	2	22.78%	—	22.78%
Inflation Protected Securities Fund	4	46.60%	26.54%	73.14%
Institutional High Income Fund	2	32.83%	19.61%	52.44%
Investment Grade Fixed Income Fund	8	62.45%	—	62.45%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,406,888	$18,801,666	3,176,253	$41,541,043
Issued in connection with the reinvestment of distributions	2,287,100	30,326,949	3,432,838	42,326,890
Redeemed	(7,856,522)	(104,128,438)	(13,399,912)	(174,232,222)

Net change	(4,162,534)	$(54,999,823)	(6,790,821)	$(90,364,289)

Decrease from capital share transactions	(4,162,534)	$(54,999,823)	(6,790,821)	$(90,364,289)

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March 31, 2020 (Unaudited)

	Global Bond Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,517,274	$25,755,719	3,226,387	$52,953,887
Issued in connection with the reinvestment of distributions	210,661	3,568,605	149,219	2,377,054
Redeemed	(3,138,907)	(52,780,804)	(10,504,657)	(171,704,843)

Net change	(1,410,972)	$(23,456,480)	(7,129,051)	$(116,373,902)

Retail Class
Issued from the sale of shares	520,115	$8,673,585	1,121,678	$18,246,576
Issued in connection with the reinvestment of distributions	98,162	1,635,375	52,412	821,302
Redeemed	(2,179,738)	(36,193,700)	(4,382,868)	(70,560,176)

Net change	(1,561,461)	$(25,884,740)	(3,208,778)	$(51,492,298)

Class N
Issued from the sale of shares	823,904	$14,031,795	2,749,713	$45,412,287
Issued in connection with the reinvestment of distributions	115,413	1,959,710	114,580	1,829,843
Redeemed	(5,130,630)	(86,973,902)	(5,536,193)	(91,413,779)

Net change	(4,191,313)	$(70,982,397)	(2,671,900)	$(44,171,649)

Decrease from capital share transactions	(7,163,746)	$(120,323,617)	(13,009,729)	$(212,037,849)

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,050,315	$22,480,506	460,302	$4,704,593
Issued in connection with the reinvestment of distributions	14,443	154,815	48,376	502,779
Redeemed	(375,003)	(4,004,214)	(794,259)	(8,132,100)

Net change	1,689,755	$18,631,107	(285,581)	$(2,924,728)

Retail Class
Issued from the sale of shares	491,147	$5,195,999	35,398	$364,690
Issued in connection with the reinvestment of distributions	1,852	19,639	1,664	17,313
Redeemed	(479,980)	(5,120,444)	(30,929)	(313,268)

Net change	13,019	$95,194	6,133	$68,735

Class N
Issued from the sale of shares	75,262	$804,206	97,933	$1,010,452
Issued in connection with the reinvestment of distributions	1,149	12,302	3,401	35,387
Redeemed	(40,334)	(440,769)	(101,642)	(1,046,710)

Net change	36,077	$375,739	(308)	$(871)

Increase (decrease) from capital share transactions	1,738,851	$19,102,040	(279,756)	$(2,856,864)

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March 31, 2020 (Unaudited)

	Institutional High Income Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,514,461	$15,736,610	8,868,671	$58,735,035
Issued in connection with the reinvestment of distributions	5,480,189	33,922,368	7,226,648	44,516,153
Redeemed	(7,844,516)	(48,710,768)	(24,694,958)	(158,695,796)

Net change	150,134	$948,210	(8,599,639)	$(55,444,608)

Increase (decrease) from capital share transactions	150,134	$948,210	(8,599,639)	$(55,444,608)

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	422,501	$5,184,404	3,715,904	$44,596,334
Issued in connection with the reinvestment of distributions	359,573	4,395,131	744,228	8,846,688
Redeemed	(3,994,547)	(48,126,389)	(3,321,935)	(39,589,135)

Net change	(3,212,473)	$(38,546,854)	1,138,197	$13,853,887

Increase (decrease) from capital share transactions	(3,212,473)	$(38,546,854)	1,138,197	$13,853,887

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2020

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	35

Notes to Financial Statements	39

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSIOX

Daniel J. Fuss, CFA®, CIC

Brian P. Kennedy

Elaine M. Stokes

Todd P. Vandam, CFA®

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2020

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 4/12/04)	-9.55%	-7.22%	2.86%	6.15%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	-10.40	-6.94	2.78	5.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Barclays U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

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LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol

Ian Anderson	Institutional Class	LSSAX

Alessandro Pagani, CFA®

Clifton V. Rowe, CFA®

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2020

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 3/2/06)	-1.09%[3]	2.83%	2.94%	4.46%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Securitized Bond Index[1]	3.30	6.89	2.93	3.37

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

[3]

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

3  |

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, L.P. (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 –3/31/2020
Actual	$1,000.00	$904.50	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 –3/31/2020**
Actual	$1,000.00	$988.00	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

** Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only. Amounts expressed in the table include the effect of such adjustments.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 93.5% of Net Assets

Non-Convertible Bonds – 88.3%

	ABS Home Equity – 0.1%
$129,615	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 1.080%, 9/19/2045(a)	$88,076

	Aerospace & Defense – 3.1%
925,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	693,750
465,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	327,825
555,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	370,379
150,000	Bombardier, Inc., 8.750%, 12/01/2021, 144A	124,687
170,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	150,025
30,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	26,430
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	609,697
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	195,500
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	63,175
585,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	528,138
360,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	305,929
30,000	TransDigm, Inc., 5.500%, 11/15/2027, 144A	26,925
1,160,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,155,650
85,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	69,063

		4,647,173

	Airlines – 0.5%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	32,100
882,323	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	573,510
485,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A	220,927

		826,537

	Automotive – 2.6%
550,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	517,000
180,000	American Axle & Manufacturing, Inc., 6.250%, 4/01/2025	148,500
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	195,750
300,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	239,250
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	186,500
200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	186,000
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	175,000

	Automotive – continued
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	173,375
200,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	196,000
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	350,000
175,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	164,646
160,000	General Motors Financial Co., Inc., 3.550%, 7/08/2022	148,788
140,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023	125,928
295,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	267,328
20,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	18,086
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	59,962
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	56,550
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	281,600
270,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	172,800
325,000	Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.500%, 5/15/2027, 144A	283,530

		3,946,593

	Banking – 1.8%
95,000	CIT Group, Inc., 4.125%, 3/09/2021	93,575
740,000	CIT Group, Inc., 5.000%, 8/01/2023	711,961
900,000	Commerzbank AG, 8.125%, 9/19/2023, 144A(b)	940,889
200,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	164,000
815,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	798,291

		2,708,716

	Brokerage – 0.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036(b)	123,884

	Building Materials – 2.2%
335,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028, 144A	304,850
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	116,562
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	283,500
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	253,503
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	268,503
405,000	James Hardie International Finance DAC, 4.750%, 1/15/2025, 144A	381,717
400,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	378,000

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Building Materials – continued
$105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	$92,400
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	308,875
415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	407,862
680,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	613,700

		3,409,472

	Cable Satellite – 7.6%
410,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	362,850
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	88,350
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	274,400
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	199,916
780,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	801,528
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	592,250
260,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	214,825
1,765,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,826,598
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	765,728
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	46,350
410,000	DISH DBS Corp., 7.750%, 7/01/2026	421,275
175,000	Intelsat Connect Finance S.A., 9.500%, 2/15/2023, 144A	64,750
85,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	55,675
230,000	Intelsat Jackson Holdings S.A., 8.500%, 10/15/2024, 144A	144,831
515,000	Intelsat Jackson Holdings S.A., 9.750%, 7/15/2025, 144A	339,900
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	279,098
1,600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,560,704
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	627,732
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	319,631
2,590,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,590,000

		11,576,391

	Chemicals – 0.8%
225,000	Chemours Co. (The), 5.375%, 5/15/2027	172,091
25,000	Chemours Co. (The), 7.000%, 5/15/2025	20,813
805,000	Hercules LLC, 6.500%, 6/30/2029	650,947
170,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	144,500
205,000	Olin Corp., 5.000%, 2/01/2030	176,074
70,000	Olin Corp., 5.125%, 9/15/2027	61,950

		1,226,375

	Construction Machinery – 0.8%
215,000	United Rentals North America, Inc., 4.000%, 7/15/2030	192,425
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	470,400
285,000	United Rentals North America, Inc., 5.875%, 9/15/2026	288,648
230,000	United Rentals North America, Inc., 6.500%, 12/15/2026	233,450

		1,184,923

	Consumer Cyclical Services – 3.1%
740,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	638,250
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	258,125
645,000	Staples, Inc., 7.500%, 4/15/2026, 144A	570,019
660,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	651,552
2,640,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	2,620,200

		4,738,146

	Consumer Products – 0.2%
140,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	143,892
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	207,963

		351,855

	Electric – 4.0%
695,000	AES Corp. (The), 4.000%, 3/15/2021(b)	682,143
340,000	AES Corp. (The), 4.500%, 3/15/2023	333,200
90,000	AES Corp. (The), 5.125%, 9/01/2027	90,223
652,000	AES Corp. (The), 5.500%, 4/15/2025	637,095
220,000	AES Corp. (The), 6.000%, 5/15/2026	216,700
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,182,200
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	975,875
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	108,150
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	137,700
200,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	144,000
1,280,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A(b)	1,139,452
475,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	489,250

		6,135,988

	Finance Companies – 3.4%
140,000	Navient Corp., 5.000%, 3/15/2027	120,358
245,000	Navient Corp., 5.500%, 1/25/2023	230,300
980,000	Navient Corp., 6.500%, 6/15/2022	959,420
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	205,800
955,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	933,799
1,155,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,149,225

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$240,000	Shriram Transport Finance Co. Ltd., 5.100%, 7/16/2023, 144A	$167,979
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	151,068
1,110,000	Springleaf Finance Corp., 7.125%, 3/15/2026	1,098,900
2,604	Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.000%, 11/05/2024, 144A(c)(d)(e)	1,320
320,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	224,227

		5,242,396

	Financial Other – 1.6%
850,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	781,753
780,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	720,525
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	220,550
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	127,575
60,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	51,000
300,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	293,340
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	244,350

		2,439,093

	Food & Beverage – 3.3%
60,000	Aramark Services, Inc., 4.750%, 6/01/2026	56,538
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	74,450
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	341,481
200,000	BRF S.A., 4.875%, 1/24/2030, 144A	168,190
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	227,250
205,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	211,663
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	69,726
235,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	213,293
595,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	541,012
295,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	279,302
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	315,437
735,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	667,012
260,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	241,150
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	241,800
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	438,416

	Food & Beverage – continued
590,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	564,925
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	20,746
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	317,660

		4,990,051

	Gaming – 2.5%
455,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	375,375
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	129,750
610,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	560,901
165,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	140,250
360,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027	313,200
190,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	116,850
190,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	118,750
230,000	VICI Properties LP/VICI Note Co., Inc., 3.500%, 2/15/2025, 144A	214,475
310,000	VICI Properties LP/VICI Note Co., Inc., 3.750%, 2/15/2027, 144A	292,175
315,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	294,919
705,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	655,650
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	243,600
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	382,200

		3,838,095

	Government Owned – No Guarantee – 0.2%
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	329,792

	Health Insurance – 0.7%
765,000	Centene Corp., 4.250%, 12/15/2027, 144A(b)	749,700
355,000	Centene Corp., 4.625%, 12/15/2029, 144A	356,775

		1,106,475

	Healthcare – 6.0%
80,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	75,950
925,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	855,625
845,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	802,750
390,000	Encompass Health Corp., 4.500%, 2/01/2028	382,200
415,000	Encompass Health Corp., 4.750%, 2/01/2030	406,700
655,000	HCA, Inc., 5.375%, 2/01/2025	669,737
430,000	HCA, Inc., 7.050%, 12/01/2027	442,900

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$35,000	HCA, Inc., 7.500%, 12/15/2023	$35,350
790,000	HCA, Inc., 7.500%, 11/06/2033	790,000
40,000	HCA, Inc., 7.690%, 6/15/2025	41,200
40,000	HCA, Inc., 8.360%, 4/15/2024	41,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	211,150
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,000
105,000	Hill-Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	103,425
250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	250,625
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	336,600
645,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	561,189
1,025,000	Polaris Intermediate Corp., 9.250% PIK or 8.500% Cash, 12/01/2022, 144A(f)	794,375
775,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	672,312
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	115,000
1,015,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	969,325
615,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	567,338

		9,144,951

	Home Construction – 2.2%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	193,725
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(e)(g)	—
200,000	Country Garden Holdings Co. Ltd., 7.250%, 4/08/2026	197,520
215,000	Greenland Global Investment Ltd., EMTN, 6.750%, 9/26/2023	190,287
275,000	KB Home, 4.800%, 11/15/2029	231,000
460,000	Lennar Corp., 4.500%, 4/30/2024	450,800
690,000	Lennar Corp., 5.000%, 6/15/2027(b)	631,350
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	260,766
720,000	PulteGroup, Inc., 6.000%, 2/15/2035(b)	725,400
200,000	Sunac China Holdings Ltd., 7.500%, 2/01/2024	181,132
205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	183,048
200,000	Yuzhou Properties Co. Ltd., 8.300%, 5/27/2025	167,078

		3,412,106

	Independent Energy – 3.2%
1,095,000	Aker BP ASA, 5.875%, 3/31/2025, 144A(b)	968,906
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	237,138
805,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	297,850
1,165,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(c)(h)	81,550
68,000	California Resources Corp., 5.500%, 9/15/2021(c)(h)	6,630
33,000	California Resources Corp., 6.000%, 11/15/2024(c)(h)	660

	Independent Energy – continued
985,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(h)	14,775
450,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	110,250
230,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A(c)(h)	34,546
35,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	23,797
30,000	EQT Corp., 6.125%, 2/01/2025	23,103
495,000	Gulfport Energy Corp., 6.000%, 10/15/2024	121,275
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025(c)(h)	116,400
290,000	Gulfport Energy Corp., 6.375%, 1/15/2026(c)(h)	56,670
245,000	Hess Corp., 5.600%, 2/15/2041	167,313
640,000	Montage Resources Corp., 8.875%, 7/15/2023(c)(h)	432,000
399,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022(c)(h)	78,802
265,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	188,957
305,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	180,624
910,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	498,066
710,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	363,281
160,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	84,625
550,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	306,625
140,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	95,900
280,000	SM Energy Co., 5.000%, 1/15/2024	89,586
125,000	SM Energy Co., 5.625%, 6/01/2025	34,064
420,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(c)(h)	99,225
60,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	50,400
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)(h)(i)	44,352
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(h)(i)	8,250
565,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(c)(h)(i)	38,138

		4,853,758

	Industrial Other – 0.4%
340,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024	276,379
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	142,875
200,000	Kaisa Group Holdings Ltd., 11.950%, 10/22/2022	172,520

		591,774

	Leisure – 0.4%
385,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	342,650

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Leisure – continued
$355,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	$319,500

		662,150

	Lodging – 1.3%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	107,525
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	553,350
655,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	491,250
50,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	43,500
300,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	231,000
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	598,500

		2,025,125

	Media Entertainment – 3.7%
250,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024, 144A	214,375
880,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	715,018
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	301,500
1,345,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,170,984
400,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	374,952
150,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	139,500
365,000	Meredith Corp., 6.875%, 2/01/2026	320,214
710,000	Netflix, Inc., 4.875%, 4/15/2028	731,300
140,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	142,121
415,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	430,625
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	112,412
880,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	811,202
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	46,000
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	169,000

		5,679,203

	Metals & Mining – 3.4%
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	62,438
545,000	Commercial Metals Co., 4.875%, 5/15/2023	513,662
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	381,800
1,235,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	991,087

	Metals & Mining – continued
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	499,314
365,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	359,525
565,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	492,962
665,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	578,550
190,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	176,406
465,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	435,645
520,000	Novelis Corp., 4.750%, 1/30/2030, 144A	462,800
150,000	United States Steel Corp., 6.250%, 3/15/2026	94,500
95,000	United States Steel Corp., 6.875%, 8/15/2025	66,244

		5,114,933

	Midstream – 2.6%
875,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(j)	437,500
785,000	EnLink Midstream Partners LP, 4.850%, 7/15/2026	385,985
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	32,823
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	161,602
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	84,375
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	55,570
375,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	261,075
1,020,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	731,636
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	27,200
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	480,622
395,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	209,350
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	43,035
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	576,200
435,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	335,994
215,000	Western Midstream Operating LP, 4.050%, 2/01/2030	93,598

		3,916,565

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 4.205%, 11/15/2031, 144A(a)(c)(h)	99,724

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 5.205%, 11/15/2031, 144A(a)(c)(h)	$179,063
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	580,992
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 4.205%, 11/15/2027, 144A(a)(c)(h)	233,600
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 5.105%, 11/15/2027, 144A(a)(c)(d)(e)	203,027
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.813%, 6/15/2045, 144A(k)	73,433

		1,369,839

	Oil Field Services – 1.2%
1,045,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(c)(g)(h)	73,077
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042(c)(h)	5,558
900,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	430,200
530,225	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	424,180
20,875	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	16,909
154,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	123,200
700,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	588,000
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	63,450
575,000	Valaris PLC, 4.875%, 6/01/2022(c)(h)	125,063

		1,849,637

	Packaging – 1.3%
845,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(f)	725,770
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026	281,793
360,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	286,200
665,000	OI European Group BV, 4.000%, 3/15/2023, 144A	631,750

		1,925,513

	Pharmaceuticals – 4.1%
35,000	Bausch Health Americas, Inc., 8.500%, 1/31/2027, 144A	36,575
490,000	Bausch Health Americas, Inc., 9.250%, 4/01/2026, 144A	517,832
460,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	435,482

	Pharmaceuticals – continued
465,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	439,685
305,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	300,425
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	191,993
835,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	880,257
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	218,250
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	160,050
605,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 2/01/2025, 144A	411,400
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	156,550
425,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	357,999
2,520,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,808,100
295,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	292,050

		6,206,648

	Property & Casualty Insurance – 0.6%
55,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	53,900
880,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	783,200

		837,100

	Real Estate Operations/Development – 0.2%
400,000	Easy Tactic Ltd., 8.125%, 2/27/2023	342,025

	Refining – 0.7%
540,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	506,196
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	590,550

		1,096,746

	REITs – Hotels – 0.6%
770,000	Service Properties Trust, 4.350%, 10/01/2024	565,215
380,000	Service Properties Trust, 4.750%, 10/01/2026	288,197

		853,412

	REITs – Mortgage – 1.1%
330,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	260,700
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	279,752
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	603,140
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025	536,800

		1,680,392

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs – Regional Malls – 0.4%
$805,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	$653,161

	Restaurants – 1.1%
380,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	361,000
380,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	351,082
855,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	816,516
125,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	117,500

		1,646,098

	Retailers – 1.9%
91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	77,350
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	84,150
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	414,168
545,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	534,160
165,000	J.C. Penney Corp., Inc., 5.875%, 7/01/2023, 144A	61,050
185,000	L Brands, Inc., 5.250%, 2/01/2028	141,321
150,000	L Brands, Inc., 6.750%, 7/01/2036	108,000
465,000	L Brands, Inc., 6.875%, 11/01/2035	344,100
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	107,813
860,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	800,875
50,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	45,250
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	130,612

		2,848,849

	Supermarkets – 0.3%
430,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	428,925

	Technology – 6.5%
415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	402,550
125,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	127,500
550,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	552,750
1,355,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,175,462
225,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	205,920
11,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	10,890
545,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	551,540
530,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	551,200

	Technology – continued
1,680,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,578,158
325,000	MSCI, Inc., 3.625%, 9/01/2030, 144A	308,344
170,000	MSCI, Inc., 4.000%, 11/15/2029, 144A	168,875
80,000	Nokia OYJ, 3.375%, 6/12/2022	80,592
700,000	Nokia OYJ, 4.375%, 6/12/2027	679,000
515,000	Open Text Corp., 3.875%, 2/15/2028, 144A	486,206
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,978
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	116,350
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	114,563
205,000	PTC, Inc., 3.625%, 2/15/2025, 144A	191,675
290,000	PTC, Inc., 4.000%, 2/15/2028, 144A	278,487
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	523,250
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	215,025
20,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	19,200
705,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	734,758
710,000	Western Digital Corp., 4.750%, 2/15/2026	720,650

		9,813,923

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(c)(h)	74,000
125,000	Hertz Corp. (The), 7.125%, 8/01/2026, 144A	66,214

		140,214

	Wireless – 3.7%
1,070,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	1,130,979
425,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	325,206
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	174,000
600,000	Sprint Capital Corp., 6.875%, 11/15/2028	685,320
1,595,000	Sprint Corp., 7.125%, 6/15/2024	1,750,752
1,260,000	Sprint Corp., 7.250%, 9/15/2021	1,298,682
175,000	Sprint Corp., 7.875%, 9/15/2023	192,076

		5,557,015

	Wirelines – 1.8%
30,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	30,000
420,000	CenturyLink, Inc., 5.625%, 4/01/2025	422,096
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	213,444
725,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	715,053
845,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	839,845
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	99,000
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	160,425

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$275,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	$210,375
390,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(c)(g)(h)	15,600

		2,705,838

	Total Non-Convertible Bonds

	(Identified Cost $153,336,545)	134,265,931

Convertible Bonds – 5.2%

	Cable Satellite – 1.5%
960,000	DISH Network Corp., 2.375%, 3/15/2024	760,800
1,895,000	DISH Network Corp., 3.375%, 8/15/2026	1,538,459

		2,299,259

	Diversified Manufacturing – 0.4%
820,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	625,250

	Healthcare – 0.2%
380,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	328,107

	Independent Energy – 0.1%
805,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(e)(h)	24,150
180,000	PDC Energy, Inc., 1.125%, 9/15/2021	146,817

		170,967

	Oil Field Services – 0.3%
375,000	Nabors Industries, Inc., 0.750%, 1/15/2024(c)(h)	63,919
390,000	Oil States International, Inc., 1.500%, 2/15/2023	304,444

		368,363

	Pharmaceuticals – 1.7%
170,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024, 144A	152,272
1,710,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,791,965
155,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	118,888
255,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	204,012
285,000	PTC Therapeutics, Inc., 3.000%, 8/15/2022	318,797

		2,585,934

	Technology – 1.0%
490,000	Avaya Holdings Corp., 2.250%, 6/15/2023	374,610
700,000	CalAmp Corp., 2.000%, 8/01/2025	455,700
150,000	Microchip Technology, Inc., 1.625%, 2/15/2027	153,951
200,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023	193,039

	Technology – continued
375,000	Pure Storage, Inc., 0.125%, 4/15/2023	322,910

		1,500,210

	Total Convertible Bonds

	(Identified Cost $9,833,275)	7,878,090

	Total Bonds and Notes

	(Identified Cost $163,169,820)	142,144,021

Senior Loans – 0.2%

	Chemicals – 0.1%
97,610	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 2.740%, 4/03/2025(a)	88,825

	Retailers – 0.1%
491,421	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 5.863%, 6/23/2023(a)	193,291

	Total Senior Loans

	(Identified Cost $538,158)	282,116

Shares

Preferred Stocks – 1.7%

	Food & Beverage – 1.4%
25,145	Bunge Ltd., 4.875%	2,194,153

	Healthcare – 0.1%
155	Danaher Corp., Series A, 4.750%	160,138

	Midstream – 0.0%
641	Chesapeake Energy Corp., 5.750%(c)(h)	18,256
13	Chesapeake Energy Corp., 5.750%, 144A(c)(h)	370
90	Chesapeake Energy Corp., 5.750%(c)(h)	2,564

		21,190

	Technology – 0.2%
234	Broadcom, Inc., Series A, 8.000%	218,640

	Total Preferred Stocks

	(Identified Cost $3,388,677)	2,594,121

Common Stocks – 0.3%

	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(c)(h)(i)	130,875

	Diversified Telecommunication Services – 0.2%
11,540	AT&T, Inc.	336,391

	Oil, Gas & Consumable Fuels – 0.0%
2,801	Battalion Oil Corp.(i)	13,095
12,202	Whiting Petroleum Corp.(i)	8,180

		21,275

	Total Common Stocks

	(Identified Cost $1,414,921)	488,541

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Warrants – 0.0%
7,285	Stearns Holdings LLC, Expiration on 11/5/2039(c)(d)(e)(i) (Identified Cost $0)	$—

Principal Amount

Short-Term Investments – 2.5%

$3,791,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $3,791,926 on 4/01/2020 collateralized by $3,630,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $3,869,497 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,791,926)	3,791,926

Total Investments – 98.2%

	(Identified Cost $172,303,502)	149,300,725

	Other assets less liabilities—1.8%	2,777,869

	Net Assets – 100.0%	$152,078,594

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $204,347 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2020, interest payments were made in cash.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $2,057,817 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Non-income producing security.

(j)	Perpetual bond with no specified maturity date.

(k)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $86,900,569 or 57.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

At March 31, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
CDX.HY Series 34 500, 5-Year	5.00%	6/20/2025	6.56%	3,200,000	$(205,440)	$(33,794)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Industry Summary at March 31, 2020 (Unaudited)

Cable Satellite	9.1%
Technology	7.7
Healthcare	6.3
Pharmaceuticals	5.8
Food & Beverage	4.7
Electric	4.0
Media Entertainment	3.7
Wireless	3.7
Finance Companies	3.4
Metals & Mining	3.4
Independent Energy	3.3
Consumer Cyclical Services	3.1
Aerospace & Defense	3.1
Automotive	2.6
Midstream	2.6
Gaming	2.5
Home Construction	2.2
Building Materials	2.2
Retailers	2.0
Other Investments, less than 2% each	20.3
Short-Term Investments	2.5

Total Investments	98.2
Other assets less liabilities (including swap agreements)	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 106.0% of Net Assets

	ABS Car Loan – 7.3%
$1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$1,375,425
4,500,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,236,111
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	1,998,490
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,509,121
442,506	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	440,038
825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	811,877
5,920,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	5,182,853
500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	440,003
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,736,387
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,112,806
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,007,024
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,391,063
74,001	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	73,866
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,634,088
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,584,713
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	968,587
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,306,910
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,472,099
67,463	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	67,248
821,584	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	810,681

	ABS Car Loan – continued
1,481,898	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,480,607
1,675,000	CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023, 144A	1,646,222
2,035,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	1,962,835
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,046,799
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	2,014,088
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,269,498
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	873,920
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,778,831
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	985,504
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,743,745
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,193,145
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,230,857
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,229,519
211,869	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	211,802
1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	1,322,108
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,803,881
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,754,385
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,262,501
3,025,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A, 2.040%, 8/15/2031, 144A	2,830,051
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,164,300
1,016,418	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	1,011,753

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$2,270,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	$2,049,678
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	2,342,195
208,813	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 1.477%, 9/25/2024, 144A(b)	208,648
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 1.345%, 2/15/2023, 144A(b)	1,586,388
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	1,616,625
1,100,000	NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.210%, 2/15/2024, 144A	1,035,088
5,300,000	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 1-month LIBOR + 0.700%, 1.405%, 10/15/2024, 144A(b)	4,834,817
5,000,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/18/2025, 144A	4,809,015
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	1,994,891
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,763,786
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,193,079
202,399	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A(a)	202,065
1,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	1,622,979

		104,234,995

	ABS Credit Card – 0.9%
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 1.450%, 11/19/2025, 144A(a)(b)	3,907,898
4,100,000	World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.490%, 4/15/2026	4,103,423
4,220,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	4,074,798

		12,086,119

	ABS Home Equity – 5.1%
3,745,442	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(c)	3,659,772
2,016,100	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	1,983,801
1,296,736	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,313,254
1,132,406	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	1,114,168
1,132,648	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	1,130,354
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,323,884
1,781,060	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	1,766,396
115,735	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	115,493
602,330	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	592,701
1,566,972	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,581,455
1,968,869	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	1,873,803
2,726,689	Corevest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,587,156
32,189	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.107%, 7/25/2021(c)(d)(e)	30,668
31,225	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)(d)(e)	30,810
2,210,367	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.797%, 10/25/2027(a)(b)	2,152,884
2,471,844	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	2,436,831
935,274	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.129%, 8/25/2060, 144A(b)	915,991

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$1,620,167	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.093%, 5/19/2034(c)	$1,513,391
3,079,825	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.605%, 6/17/2037, 144A(a)(b)	2,837,981
9,656,304	Invitation Homes Trust, Series 2018-SFR3, Class A, 1-month LIBOR + 1.000%, 1.800%, 7/17/2037, 144A(b)	8,955,802
2,832,615	Invitation Homes Trust, Series 2018-SFR4, Class A, 1-month LIBOR + 1.100%, 1.900%, 1/17/2038, 144A(a)(b)	2,626,997
74,504,065	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.439%, 11/25/2048, 144A(c)(d)(e)(f)(g)	355,275
249,627	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	247,519
1,800,040	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)(c)	1,832,207
3,626,424	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(c)	3,526,308
48,048	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.938%, 7/25/2035(c)(d)(e)	37,897
1,896,306	Onslow Bay Financial LLC , Series 2019-EXP3, Class 1A8, 3.500%, 10/25/2059, 144A(c)	1,873,310
1,146,559	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	1,152,309
1,800,692	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(c)	1,797,407
1,417,000	Progress Residential Trust, Series 2015-SFR3, Class D, 4.673%, 11/12/2032, 144A	1,402,192
399,257	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	397,149
1,647,995	Progress Residential Trust, Series 2018-SFR1, Class A, 3.255%, 3/17/2035, 144A	1,603,995
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,213,762
17,369	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	16,358
112,510	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)(e)	103,292

	ABS Home Equity – continued
3,382	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	3,182
371,006	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(c)	374,750
605,459	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	606,060
650,162	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(c)	647,691
1,190,365	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)(c)	1,193,999
1,602,166	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	1,595,097
652,158	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	649,206
806,790	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	798,189
1,661,571	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	1,659,911
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	1,994,580
3,032,397	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	2,976,575
1,700,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,595,357
1,809,208	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.061%, 11/25/2036(c)	1,509,003

		72,706,172

	ABS Other – 5.1%
3,877,928	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	3,870,481
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	324,237
1,628,229	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,191,389
2,248,016	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,572,781
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,034,151
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,153,899

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$174,400	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	$173,095
993,263	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	987,105
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A(g)(h)	4,020,529
1,824,223	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	1,806,097
3,184,157	Diamond Resorts Owner Trust, Series 2019-1, Class A, 2.890%, 2/20/2032, 144A	3,071,753
3,493,920	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	2,557,905
711,538	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	497,745
2,297,442	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,678,640
1,572,531	Lending Point Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/2026, 144A	1,528,363
1,206,429	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	906,908
238,954	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	196,174
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	8,771,983
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,462,009
2,574,845	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	2,525,667
4,269,526	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	3,007,148
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	3,883,017
1,375,000	SCF Equipment Trust LLC, Series 2019-1A, Class A2, 3.230%, 10/20/2024, 144A	1,355,842
805,423	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	776,604
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 4.485%, 9/15/2032(b)	236,600
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 4.225%, 9/15/2032(b)	220,581

	ABS Other – continued
663,275	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	648,209
3,974,487	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	3,856,240
415,370	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	402,917
1,295,982	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	1,255,586
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A(g)(h)	3,620,828
3,189,743	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	2,988,730
734,996	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	552,496
855,792	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	826,693
299,903	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	295,081
2,272,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	2,146,505
4,524,323	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	3,427,287
2,535,714	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,464,465
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A(g)(h)	921,126
1,270,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	1,269,135

		73,486,001

	ABS Student Loan – 2.7%
555,051	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	553,069
4,518,156	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	4,469,694
2,725,767	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	2,843,329
3,135,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	3,086,310
4,199,695	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	4,102,119
1,480,000	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,412,354
1,009,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.459%, 6/15/2032(b)	933,246

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$159,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 4.311%, 6/15/2032(b)	$155,375
314,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.363%, 3/15/2033(b)	311,528
4,704,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.477%, 3/15/2033(b)	4,280,640
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 1.505%, 2/15/2036, 144A(a)(b)	2,618,483
2,520,119	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,495,940
2,018,517	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	2,046,272
1,442,251	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	1,437,181
2,485,000	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	2,442,043
5,715,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,523,227

		38,710,810

	ABS Whole Business – 1.7%
2,731,680	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,724,034
3,267,600	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,077,692
1,751,763	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,664,928
2,019,250	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	1,949,626
373,350	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	361,183
1,930,413	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,015,565
3,969,550	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,530,835
1,226,925	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,111,711
2,576,779	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,524,276

	ABS Whole Business – continued
1,728,125	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.940%, 11/25/2048, 144A	1,682,105
3,572,763	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,234,315
594,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	571,149

		24,447,419

	Agency Commercial Mortgage-Backed Securities – 8.2%
264,405	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.584%, 11/25/2022(b)	263,702
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.079%, 6/25/2027(c)	1,430,531
7,610,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.046%, 3/25/2028(a)(c)	8,298,070
18,396,802	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.757%, 11/25/2029(c)(f)	915,388
20,938,952	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.703%, 10/25/2034(c)(f)	1,287,348
9,317,629	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.286%, 12/25/2021(c)(d)(e)(f)	151,734
375,604,576	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.271%, 2/25/2023(a)(c)(f)	2,402,480
79,082,333	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.214%, 4/25/2023(a)(c)(d)(e)(f)	458,060
32,424,538	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.734%, 10/25/2023(c)(f)	741,348
33,994,322	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.129%, 3/25/2024(c)(f)	1,251,249
38,124,445	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.721%, 9/25/2024(a)(c)(f)	1,033,100
76,806,494	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.367%, 3/25/2025(c)(f)	1,221,177

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$72,798,163	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.137%, 5/25/2025(c)(d)(e)(f)	$495,951
36,448,146	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.599%, 7/25/2025(c)(f)	959,053
21,392,131	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.325%, 8/25/2025(c)(f)	337,027
41,903,967	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.544%, 9/25/2025(a)(c)(f)	1,054,823
17,062,216	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.660%, 11/25/2025(c)(f)	521,705
9,608,418	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.888%, 12/25/2025(c)(d)(e)(f)	408,090
16,798,275	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.173%, 1/25/2026(c)(f)	946,784
7,569,211	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.364%, 3/25/2026(c)(f)	520,905
28,344,950	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.189%, 7/25/2026(c)(f)	1,691,987
8,615,564	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.927%, 8/25/2026(c)(f)	431,347
25,718,900	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.314%, 9/25/2026(c)(f)	437,929
93,402,919	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.075%, 10/25/2026(c)(f)	530,781
17,555,000	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.645%, 1/25/2030(c)(f)	2,037,047
15,085,208	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.957%, 1/25/2031(c)(f)	1,073,174
1,031,864	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.197%, 1/25/2023(c)(d)(e)(f)	21,985

	Agency Commercial Mortgage-Backed Securities – continued
50,606,074	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.290%, 8/25/2025(c)(d)(e)(f)	378,927
34,004,974	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.311%, 12/25/2026(c)(f)	442,755
2,886,001	FNMA, 3.000%, 1/01/2028(a)	3,188,584
6,850,099	FNMA, 3.120%, 8/01/2027(a)	7,614,856
4,210,000	FNMA, 3.225%, 12/01/2029(a)	4,796,470
1,876,009	FNMA, 3.340%, 3/01/2029	2,133,306
3,000,000	FNMA, 3.410%, 4/01/2028(a)	3,417,481
2,247,393	FNMA, 3.430%, 5/01/2033(a)	2,520,462
6,199,085	FNMA, 3.880%, 6/01/2033(a)	7,424,497
6,129,751	Government National Mortgage Association, Series 2003-87, Class E, 4.671%, 8/16/2043(c)	6,291,827
4,527,556	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	50,545
2,084,073	Government National Mortgage Association, Series 2006-51, Class IO, 0.970%, 8/16/2046(a)(c)(d)(e)(f)	58,435
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,747,475
1,354,661	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,447,207
6,885,087	Government National Mortgage Association, Series 2009-114, Class IO, 0.001%, 10/16/2049(c)(d)(e)(f)	42
4,001,525	Government National Mortgage Association, Series 2010-124, Class X, 0.290%, 12/16/2052(a)(c)(d)(e)(f)	36,549
260,602	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(c)(d)(e)(f)	11,700
2,827,276	Government National Mortgage Association, Series 2011-119, Class IO, 0.288%, 8/16/2051(c)(d)(e)(f)	22,662
13,811,927	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(a)(c)(d)(e)(f)	55,728
2,602,504	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,405,674
13,617,407	Government National Mortgage Association, Series 2011-161, Class IO, 0.310%, 4/16/2045(c)(d)(e)(f)	118,458

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$4,888,737	Government National Mortgage Association, Series 2011-38, Class IO, 0.143%, 4/16/2053(a)(c)(d)(e)(f)	$91,575
595,971	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 5/16/2051(a)(c)(d)(e)(f)	674
4,514,170	Government National Mortgage Association, Series 2012-100, Class IC, 1.516%, 9/16/2050(c)(d)(e)(f)	123,427
3,432,134	Government National Mortgage Association, Series 2012-111, Class IC, 1.416%, 9/16/2050(c)(d)(e)(f)	87,375
52,771,260	Government National Mortgage Association, Series 2012-142, Class IO, 0.872%, 4/16/2054(a)(c)(f)	1,304,495
10,743,814	Government National Mortgage Association, Series 2012-23, Class IO, 0.338%, 6/16/2053(a)(c)(d)(e)(f)	135,065
19,193,219	Government National Mortgage Association, Series 2012-55, Class IO, 0.250%, 4/16/2052(a)(c)(d)(e)(f)	112,849
14,277,426	Government National Mortgage Association, Series 2012-70, Class IO, 0.412%, 8/16/2052(a)(c)(d)(e)(f)	159,265
13,882,394	Government National Mortgage Association, Series 2012-79, Class IO, 0.655%, 3/16/2053(c)(d)(e)(f)	369,361
56,425,396	Government National Mortgage Association, Series 2012-85, Class IO, 0.772%, 9/16/2052(a)(c)(f)	1,903,889
4,331,481	Government National Mortgage Association, Series 2013-175, Class IO, 0.629%, 5/16/2055(c)(d)(e)(f)	99,899
10,092,498	Government National Mortgage Association, Series 2014-101, Class IO, 0.810%, 4/16/2056(c)(f)	375,350
30,845,271	Government National Mortgage Association, Series 2014-130, Class IB, 0.846%, 8/16/2054(a)(c)(f)	1,082,228
27,599,557	Government National Mortgage Association, Series 2014-24, Class IX, 0.643%, 1/16/2054(a)(c)(f)	600,677
18,866,015	Government National Mortgage Association, Series 2014-70, Class IO, 0.786%, 3/16/2049(a)(c)(f)	708,683

	Agency Commercial Mortgage-Backed Securities – continued
14,699,504	Government National Mortgage Association, Series 2014-86, Class IO, 0.720%, 4/16/2056(c)(f)	509,639
32,152,234	Government National Mortgage Association, Series 2015-120, Class IO, 0.822%, 3/16/2057(a)(c)(f)	1,279,048
62,558,030	Government National Mortgage Association, Series 2015-146, Class IB, 0.839%, 7/16/2055(a)(c)(f)	2,766,016
12,046,000	Government National Mortgage Association, Series 2015-171, Class IO, 0.867%, 11/16/2055(c)(f)	584,098
22,966,997	Government National Mortgage Association, Series 2015-189, Class IG, 0.913%, 1/16/2057(a)(c)(f)	1,240,128
13,411,164	Government National Mortgage Association, Series 2015-21, Class IO, 0.915%, 7/16/2056(c)(f)	622,951
32,048,199	Government National Mortgage Association, Series 2015-32, Class IO, 0.820%, 9/16/2049(a)(c)(f)	1,350,976
11,303,326	Government National Mortgage Association, Series 2015-68, Class IO, 0.745%, 7/16/2057(c)(d)(e)(f)	479,437
37,258,383	Government National Mortgage Association, Series 2015-70, Class IO, 0.986%, 12/16/2049(a)(c)(f)	1,964,262
24,834,836	Government National Mortgage Association, Series 2015-73, Class IO, 0.730%, 11/16/2055(a)(c)(f)	1,049,744
25,465,886	Government National Mortgage Association, Series 2016-143, 0.957%, 10/16/2056(a)(f)	1,800,456
42,321,612	Government National Mortgage Association, Series 2016-6, Class IO, 0.679%, 2/16/2051(a)(c)(f)	1,626,144
48,186,220	Government National Mortgage Association, Series 2017-168, Class IO, 0.658%, 12/16/2059(a)(c)(f)	2,523,787
29,892,526	Government National Mortgage Association, Series 2018-133, Class IO, IO, 0.613%, 6/16/2058(c)(f)	2,072,538
23,727,161	Government National Mortgage Association, Series 2018-2, Class IO, 0.750%, 12/16/2059(c)(f)	1,397,345
76,423,630	Government National Mortgage Association, Series 2018-82, Class IO, 0.501%, 5/16/2058(c)(f)	3,486,079
33,688,888	Government National Mortgage Association, Series 2018-96, Class IO, IO, 0.518%, 8/16/2060(c)(f)	1,748,217

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$39,651,847	Government National Mortgage Association, Series 2019-75, Class IO, 0.915%, 12/16/2060(c)(f)	$2,942,579
33,178,489	Government National Mortgage Association, Series 2019-94, Class IO, 0.930%, 8/16/2061(c)(f)	2,556,320

		118,240,991

	Collateralized Mortgage Obligations – 41.0%
3,688,817	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.728%, 3/25/2047, 144A(a)(c)	3,902,309
47,987	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)(e)	51,731
51,106	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	56,991
430,140	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 13.238%, 6/15/2023(c)(d)(e)	477,321
463,062	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	511,294
128,309	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	32,113
102,487	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 7.041%, 11/15/2033(c)(d)(e)	110,894
245,059	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 0.955%, 10/15/2034(a)(b)(d)(e)	243,682
5,189,808	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	6,080,972
1,691,201	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 16.625%, 5/15/2035(a)(c)	2,274,692
4,961,729	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.495%, 5/15/2036(a)(c)(f)	1,166,780
1,574,920	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.545%, 2/15/2038(c)(d)(e)(f)	326,114
902,107	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 15.740%, 2/15/2038(a)(c)	1,302,336

	Collateralized Mortgage Obligations – continued
848,987	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 14.343%, 2/15/2038(a)(c)	1,156,626
960,213	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.829%, 6/15/2048(a)(c)(f)	998,497
1,785,000	Federal Home Loan Mortgage Corp., REMIC, Series 3599, Class DY, 4.500%, 11/15/2029	2,065,003
417,155	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(d)(e)	479,881
1,017,447	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.947%, 12/15/2036(a)(c)(f)	1,099,725
2,554,659	Federal Home Loan Mortgage Corp., REMIC, Series 3641, Class PB, 5.000%, 3/15/2040	2,855,124
3,665,006	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 5.795%, 10/15/2040(c)(d)(e)(f)	578,592
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 8.491%, 1/15/2041(a)(c)	2,557,336
7,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 3805, Class PB, 4.500%, 2/15/2041	8,695,900
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 6.489%, 2/15/2041(c)	464,726
404,820	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 1.105%, 5/15/2037(a)(b)(d)(e)	402,792
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(a)	5,444,651
3,370,559	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.195%, 9/15/2041(c)(d)(e)(f)	488,249
7,634,374	Federal Home Loan Mortgage Corp., REMIC, Series 4034, Class GB, 4.500%, 4/15/2032	8,796,204
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 20.477%, 8/15/2040(a)(c)	3,233,433
2,195,780	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 5.445%, 8/15/2032(c)(d)(e)(f)	307,371
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	2,003,204
928,482	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 1.005%, 2/15/2042(a)(b)	921,742

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$7,246,743	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 2.194%, 6/15/2039(c)(d)(e)(f)	$350,370
9,428,579	Federal Home Loan Mortgage Corp., REMIC, Series 4367, Class MZ, 4.000%, 7/15/2044	10,924,208
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	862,353
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)(e)	412,762
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)(e)	451,006
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,663,993
3,628,701	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(f)	486,659
11,898,254	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.395%, 4/15/2047(c)(f)	1,591,534
5,459,102	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(f)	547,375
2,223,211	Federal Home Loan Mortgage Corp., REMIC, Series 4860, Class CY, 3.500%, 8/15/2047	2,490,293
50,811,055	Federal Home Loan Mortgage Corp., REMIC, Series 4923, Class FT, 1-month LIBOR + 0.500%, 1.205%, 11/25/2049(b)	50,281,000
2,751,785	Federal Home Loan Mortgage Corp., REMIC, Series 4949, Class BP, 3.000%, 2/25/2050	3,100,067
394,482	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	69,875
1,482,056	Federal Home Loan Mortgage Corp., Series 3229, Class BI, 5.915%, 10/15/2036(c)(d)(e)(f)	306,358
1,321,539	Federal Home Loan Mortgage Corp., Series 3459, Class MB, 5.000%, 6/15/2038	1,497,276
4,203,768	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	4,548,083
139,583	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 1.105%, 11/15/2040(b)(d)(e)	138,955
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028(a)	2,335,129

	Collateralized Mortgage Obligations – continued
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,761,525
5,503,120	Federal Home Loan Mortgage Corp., Series 4774, Class KZ, 4.500%, 1/15/2048	6,887,950
10,875,555	Federal Home Loan Mortgage Corp., Series 4838, Class UZ, 4.500%, 8/15/2048(a)	12,716,928
2,791,936	Federal Home Loan Mortgage Corp., Series 4840, Class KY, 4.500%, 11/15/2048	3,510,105
2,090,605	Federal Home Loan Mortgage Corp., Series 4895, Class GF, 1-month LIBOR + 0.400%, 2.055%, 11/15/2043(b)	2,080,113
6,435,568	Federal Home Loan Mortgage Corp., Series 4930, Class PY, 3.500%, 11/25/2049	7,504,645
3,175,544	Federal National Mortgage Association, Series 2012-14, Class MS, 5.553%, 3/25/2042(c)(f)	610,661
2,822,042	Federal National Mortgage Association, Series 2012-21, Class SB, 5.003%, 3/25/2042(c)(d)(e)(f)	324,526
4,997,502	Federal National Mortgage Association, Series 2013-117, Class S, 5.653%, 11/25/2043(c)(f)	945,465
622,000	Federal National Mortgage Association , REMIC, Series 2019-55, Class PL, 3.500%, 10/25/2049(d)(e)	689,794
102,351	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.303%, 1/25/2024(c)(d)(e)(f)	9,499
1,093,158	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,213,933
2,348,897	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 20.949%, 6/25/2035(a)(c)	3,895,739
2,193,575	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,753,773
1,834,881	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 20.729%, 6/25/2036(a)(c)	3,127,317
80,559	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.353%, 8/25/2036(c)(d)(e)(f)	15,755
496,800	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 28.267%, 8/25/2036(c)	1,001,899

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,194,886	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.504%, 8/25/2038(a)(c)	$1,281,225
312,037	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.245%, 11/25/2038(c)(d)(e)	342,554
1,359,167	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.521%, 3/25/2039(a)(c)	1,397,577
2,021,061	Federal National Mortgage Association, REMIC, Series 2009-63, Class LM, 5.000%, 8/25/2039	2,259,632
39,319	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)(e)	40,709
115,250	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.647%, 12/25/2039(c)(d)(e)	119,741
2,285,362	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,737,147
1,738,717	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 1.347%, 9/25/2040(a)(b)	1,725,992
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.119%, 11/25/2040(c)	596,583
3,442,632	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 4.903%, 6/25/2041(c)(d)(e)(f)	528,310
4,674,994	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	4,941,796
8,999,044	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.053%, 9/25/2042(c)(f)	1,577,190
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 9.844%, 7/25/2043(a)(c)	2,136,509
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 3.778%, 3/25/2043(c)	969,757

	Collateralized Mortgage Obligations – continued
3,277,449	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.203%, 8/25/2042(a)(c)(d)(e)(f)	508,123
26,120,003	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.103%, 4/25/2044(c)(f)	4,908,118
3,719,427	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.103%, 5/25/2044(c)(d)(e)(f)	620,895
103,795	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)(e)	106,049
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	2,030,941
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	802,570
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	3,029,478
17,459,643	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.153%, 10/25/2034(a)(c)(f)	3,236,175
21,223,320	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.153%, 9/25/2046(a)(c)(f)	3,907,432
13,994,902	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.153%, 9/25/2046(a)(c)(f)	2,752,729
8,864,842	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.153%, 11/25/2046(c)(f)	1,608,029
8,321,865	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.153%, 11/25/2046(c)(f)	1,541,040
10,561,688	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 5.703%, 12/25/2046(a)(c)(f)	2,013,293
6,149,669	Federal National Mortgage Association, REMIC, Series 2017-89, Class KZ, 3.500%, 8/25/2047	6,992,849
17,119,813	Federal National Mortgage Association, REMIC, Series 2019-20, Class LY, 3.500%, 10/25/2048(a)	18,507,225

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,578,000	Federal National Mortgage Association, REMIC, Series 2019-64, Class ML, 3.500%, 11/25/2049	$1,772,131
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(a)	7,133,543
3,264,731	Federal National Mortgage Association, Series 2011-109, Class PZ, 4.500%, 8/25/2041	4,017,734
1,888,397	Federal National Mortgage Association, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,254,102
15,024,643	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 5.153%, 4/25/2046(a)(c)(f)	2,710,993
13,651,755	Federal National Mortgage Association, Series 2017-26, Class SA, 5.203%, 4/25/2047(a)(c)(f)	2,582,806
72,520,618	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(a)(c)(f)	6,894,666
4,820,663	Federal National Mortgage Association, Series 2019-42, Class PT, 3.000%, 8/25/2049	5,039,023
519,384	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(d)(e)(f)	95,747
127,502	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	31,530
528,645	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(d)(e)(f)	112,612
352,579	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	67,762
1,184,648	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(d)(e)(f)	220,418
486,936	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(d)(e)(f)	110,144
267,155	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	61,003
583,350	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(d)(e)(f)	135,647
260,759	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	68,693
307,979	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	68,112

	Collateralized Mortgage Obligations – continued
380,013	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(d)(e)(f)	104,587
374,067	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)(f)	77,885
188,592	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	34,029
226,610	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	45,152
153,247	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	29,839
43,092	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	8,809
1,293,168	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	260,418
473,707	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(d)(e)(f)	110,845
371,259	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	68,822
388,768	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	70,248
213,638	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	56,506
33,931	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	9,065
1,088,244	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.950%, 8/20/2069(b)	1,080,008
296,706	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)(e)	365,110
414,831	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.293%, 2/20/2060(b)	417,317
739,185	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.992%, 10/20/2060(b)	727,238
787,204	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.012%, 5/20/2059(a)(b)	781,180
221,327	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.012%, 10/20/2060(b)	217,615
2,209,624	Government National Mortgage Association, Series 2011-H20, Class FA, 1-month LIBOR + 0.550%, 2.212%, 9/20/2061(a)(b)	2,186,371

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,052,183	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.112%, 11/20/2060(b)	$1,038,400
184,527	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 2.162%, 12/20/2060(b)	182,144
179,365	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.112%, 2/20/2061(b)	176,983
96,344	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 2.162%, 3/20/2061(b)	95,212
137,089	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 2.262%, 10/20/2061(b)(d)(e)	135,242
367,744	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.200%, 10/20/2061(b)	366,821
5,481,372	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 2.262%, 1/20/2062(a)(b)	5,435,043
158,273	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)(d)(e)	158,034
783,924	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 2.242%, 5/20/2062(b)	778,408
200,449	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	203,846
1,578,655	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 2.222%, 9/20/2062(a)(b)	1,566,606
3,024,439	Government National Mortgage Association, Series 2012-H20, Class PT, 2.382%, 7/20/2062(c)	3,021,395
698,258	Government National Mortgage Association, Series 2012-H22, Class HD, 5.169%, 1/20/2061(c)(d)(e)	742,239
18,408	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 2.262%, 10/20/2062(b)	18,328
2,443,524	Government National Mortgage Association, Series 2012-H24, Class HI, 0.924%, 10/20/2062(c)(d)(e)(f)	72,163

	Collateralized Mortgage Obligations – continued
3,005,886	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.012%, 10/20/2062(a)(b)	2,964,626
1,291,065	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.062%, 10/20/2062(a)(b)	1,273,638
1,925,141	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.012%, 12/20/2062(a)(b)	1,900,191
804,087	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 1.982%, 1/20/2063(b)(d)(e)	788,624
1,520,912	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	1,523,280
1,348,830	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	1,360,473
1,819,319	Government National Mortgage Association, Series 2013-H13, Class SI, 1.381%, 6/20/2063(c)(d)(e)(f)	99,222
1,517,188	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 2.132%, 5/20/2063(b)	1,500,551
18,115,015	Government National Mortgage Association, Series 2013-H16, Class AI, 1.685%, 7/20/2063(c)(f)	619,787
11,800,532	Government National Mortgage Association, Series 2013-H18, Class EI, 1.828%, 7/20/2063(c)(d)(e)(f)	578,741
1,691,727	Government National Mortgage Association, Series 2013-H18, Class JI, 1.425%, 8/20/2063(c)(d)(e)(f)	62,282
1,039,607	Government National Mortgage Association, Series 2013-H19, Class DF, 1-month LIBOR + 0.650%, 2.312%, 5/20/2063(b)	1,031,047
465,341	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 2.262%, 8/20/2063(b)(d)(e)	459,392
1,295,229	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 2.362%, 9/20/2063(b)	1,287,920
2,168,585	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 2.362%, 8/20/2063(a)(b)	2,156,959
208,715	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.150%, 4/20/2063(b)	208,031

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$10,240,430	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 2.312%, 2/20/2064(a)(b)	$10,123,990
6,801,878	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 2.262%, 12/20/2063(a)(b)	6,743,019
2,295,941	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 2.232%, 3/20/2064(a)(b)	2,275,493
9,311,419	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(a)(c)	10,347,465
2,539,825	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.234%, 7/20/2064(a)(b)	2,499,096
1,961,694	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.162%, 7/20/2064(a)(b)	1,925,636
21,747,487	Government National Mortgage Association, Series 2014-H24, Class HI, 0.950%, 9/20/2064(c)(f)	791,087
8,387,906	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(f)	819,968
8,770,548	Government National Mortgage Association, Series 2015-69, Class DZ, 3.500%, 5/20/2045	9,591,047
14,519,479	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.596%, 10/20/2064(a)(c)	16,677,848
11,919,161	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.132%, 2/20/2065(a)(b)	11,723,006
798,449	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(d)(e)	844,600
45,820	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.962%, 4/20/2061(a)(b)(d)(e)	45,234
3,053,800	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,105,061
2,640,894	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.892%, 5/20/2065(a)(b)	2,595,894
99,662	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.942%, 5/20/2063(a)(b)(d)(e)	98,457

	Collateralized Mortgage Obligations – continued
95,337	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 1.862%, 4/20/2063(a)(b)(d)(e)	93,693
5,196,935	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 2.262%, 8/20/2065(a)(b)	5,162,413
452,545	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.115%, 3/20/2065(c)(d)(e)(g)	489,161
44,847	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.362%, 10/20/2065(a)(b)(d)(e)	44,506
121,487	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.586%, 9/20/2065(c)(d)(e)	149,969
10,745	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.342%, 8/20/2061(b)(d)(e)	10,555
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	2,070,569
981,552	Government National Mortgage Association, Series 2016-23, Class PA, 5.661%, 7/20/2037(a)(c)	1,146,038
16,255,718	Government National Mortgage Association, Series 2016-H01, Class AI, 1.669%, 1/20/2066(a)(c)(f)	1,248,764
3,657,090	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.582%, 2/20/2066(a)(b)	3,636,367
4,366,163	Government National Mortgage Association, Series 2016-H08, Class FT, 1-month LIBOR + 0.720%, 1.619%, 2/20/2066(b)	4,339,356
23,930,914	Government National Mortgage Association, Series 2016-H09, Class JI, 2.689%, 4/20/2066(a)(c)(f)	2,087,781
1,379,827	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.262%, 4/20/2066(a)(b)	1,381,467
4,431,672	Government National Mortgage Association, Series 2016-H13, Class FD, 1-year CMT + 0.450%, 1.950%, 5/20/2066(b)	4,395,716
1,292,213	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.242%, 5/20/2066(a)(b)	1,285,613

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$591,197	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.238%, 8/20/2063(c)(d)(e)	$625,715
584,215	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.371%, 8/20/2066(c)(d)(e)	647,795
599,423	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.126%, 6/20/2061(c)(d)(e)(g)	618,837
655,033	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.062%, 8/20/2066(a)(b)	655,238
2,132	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.032%, 6/20/2061(a)(b)(d)(e)	2,110
374,615	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.062%, 9/20/2063(a)(b)	374,013
8,052,283	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 2.362%, 8/20/2066(a)(b)	8,001,841
3,168,290	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.302%, 1/20/2067(c)(d)(e)(f)	325,266
2,994,816	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 1.700%, 5/20/2067(a)(b)	2,957,615
3,368,576	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.162%, 8/20/2067(a)(b)	3,327,142
28,438,260	Government National Mortgage Association, Series 2018-110, Class IO, 0.719%, 1/16/2060(c)(f)	1,788,886
2,312,775	Government National Mortgage Association, Series 2018-124, Class KY, 3.500%, 9/20/2048	2,607,042
39,276,506	Government National Mortgage Association, Series 2018-129, Class IO, 0.608%, 7/16/2060(c)(f)	2,315,028
32,697,987	Government National Mortgage Association, Series 2018-143, Class IO, IO, 0.668%, 10/16/2060(c)(f)	2,270,218
3,915,232	Government National Mortgage Association, Series 2018-160 Class BY, 4.000%, 11/20/2048	4,437,085
998,460	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.862%, 10/20/2064(a)(b)	994,414

	Collateralized Mortgage Obligations – continued
4,027,589	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 1.962%, 3/20/2068(a)(b)	3,947,502
725,537	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 1.912%, 6/20/2068(a)(b)	720,943
8,852,842	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(a)(b)	8,581,831
4,278,732	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 2.012%, 9/20/2068(a)(b)	4,275,170
3,857,837	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.270%, 5/20/2068(c)	4,996,227
2,530,309	Government National Mortgage Association, Series 2019-1 Class CY, 4.000%, 1/20/2049	3,015,226
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)(e)	300,116
34,852,619	Government National Mortgage Association, Series 2019-116, Class IO, 0.851%, 12/16/2061(c)(f)	2,606,802
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)(e)	346,375
9,563,379	Government National Mortgage Association, Series 2019-136, Class EL, 3.000%, 11/20/2049	10,450,140
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 4.777%, 2/20/2044(c)(f)	2,821,976
2,503,752	Government National Mortgage Association, Series 2019-31, Class HD, 3.500%, 3/20/2049	2,715,565
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,073,001
13,529,336	Government National Mortgage Association, Series 2019-44, Class BS, 5.277%, 4/20/2049(c)(f)	1,835,809
5,553,104	Government National Mortgage Association, Series 2019-61, Class M, 3.500%, 3/20/2049	6,191,648
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 5.227%, 8/20/2043(c)(f)	3,626,447
4,075,853	Government National Mortgage Association, Series 2019-71, Class JY, 3.000%, 6/20/2049	4,432,283
7,684,999	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.062%, 10/20/2068(a)(b)	7,599,482
1,855,075	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.287%, 1/20/2069(c)	2,423,811

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$9,501,915	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	$10,323,412
25,473,258	Government National Mortgage Association, Series 2019-H17, Class HA, 3.000%, 3/20/2069(a)	27,048,064
4,779,641	Government National Mortgage Association, Series 2019-H18, Class DF, 1-month LIBOR + 0.400%, 2.062%, 10/20/2069(b)	4,703,243

		588,978,401

	Hybrid ARMs – 0.4%
462,494	FHLMC, 12-month LIBOR + 2.190%, 4.190%, 2/01/2037(a)(b)	474,308
61,055	FHLMC, 1-year CMT + 2.257%, 4.384%, 1/01/2035(a)(b)	61,563
1,147,429	FHLMC, 1-year CMT + 2.215%, 4.433%, 6/01/2035(a)(b)	1,158,036
102,731	FHLMC, 1-year CMT + 2.271%, 4.469%, 1/01/2036(a)(b)	103,855
194,596	FNMA, 6-month LIBOR + 1.544%, 3.419%, 2/01/2037(a)(b)	197,604
397,914	FNMA, 12-month LIBOR + 1.651%, 3.948%, 8/01/2038(a)(b)	404,773
206,717	FNMA, 1-year CMT + 2.045%, 4.045%, 10/01/2035(a)(b)	208,991
1,110,684	FNMA, 1-year CMT + 2.220%, 4.059%, 6/01/2034(a)(b)	1,127,700
497,126	FNMA, 1-year CMT + 2.136%, 4.065%, 9/01/2034(a)(b)	502,843
190,752	FNMA, 12-month LIBOR + 1.881%, 4.395%, 9/01/2036(a)(b)	193,488
1,584,815	FNMA, 12-month LIBOR + 1.725%, 4.442%, 9/01/2037(a)(b)	1,599,259

		6,032,420

	Mortgage Related – 22.3%
35,923	FHLMC, 5.000%, 9/01/2035	39,835
1,118,328	FNMA, 2.500%, 1/01/2057	1,167,312
1,512,427	FNMA, 4.000%, with various maturities from 2045 to 2052(i)	1,610,378
311,678	FNMA, 5.500%, 8/01/2034(a)	352,058
3,540	FNMA, 6.000%, 10/01/2034	4,076
728,071	GNMA, 1-month LIBOR + 0.531%, 2.331%, 8/20/2063(b)	730,763
25,309	GNMA, 3.450%, 8/20/2062(c)	25,342
1,151,740	GNMA, 1-month LIBOR + 1.741%, 3.504%, 2/20/2061(a)(b)	1,190,378
340,725	GNMA, 1-month LIBOR + 1.735%, 3.534%, 7/20/2060(b)	353,051
254,202	GNMA, 1-month LIBOR + 1.791%, 3.590%, 9/20/2060(b)	263,584
8,957	GNMA, 3.656%, 10/20/2061(c)	8,952
1,551,075	GNMA, 1-month LIBOR + 1.971%, 3.767%, 2/20/2063(a)(b)	1,600,007
16,493	GNMA, 3.890%, 6/20/2062(c)	16,507
5,828	GNMA, 3.899%, 11/20/2061(c)	5,862
83,591	GNMA, 3.931%, 7/20/2062(c)	83,833
3,411	GNMA, 3.971%, 5/20/2062(c)	3,414

	Mortgage Related – continued
2,877	GNMA, 4.054%, 5/20/2062(c)	2,941
24,952	GNMA, 4.062%, 2/20/2063(c)	25,103
761,304	GNMA, 1-month LIBOR + 2.306%, 4.105%, 6/20/2065(b)	808,876
4,137	GNMA, 4.145%, 12/20/2062(c)	4,157
368,985	GNMA, 4.158%, 3/20/2063(c)	372,889
7,235	GNMA, 4.200%, 10/20/2062(c)	7,329
17,215	GNMA, 4.232%, 6/20/2062(c)	17,370
2,821	GNMA, 4.235%, 11/20/2062(c)	2,834
318,178	GNMA, 4.258%, 6/20/2063(c)	321,186
6,126	GNMA, 4.277%, 12/20/2063(c)	6,161
1,153	GNMA, 4.284%, 6/20/2062(c)	1,164
1,243,916	GNMA, 4.287%, 2/20/2063(a)(c)	1,245,459
14,238	GNMA, 4.288%, 12/20/2062(c)	14,492
24,102	GNMA, 4.289%, 12/20/2061(a)(c)	25,346
117,604	GNMA, 4.297%, 1/20/2064(c)	118,248
13,273	GNMA, 4.300%, 3/20/2063(c)	13,337
919,102	GNMA, 4.307%, 4/20/2063(a)(c)	923,966
1,795	GNMA, 4.310%, 12/20/2060(c)	1,920
1,941	GNMA, 4.317%, 12/20/2063(c)	1,964
188,386	GNMA, 4.331%, 7/20/2063(a)(c)	190,329
832,102	GNMA, 4.355%, 5/20/2063(a)(c)	838,636
43,948	GNMA, 4.361%, 11/20/2063(c)	44,388
346,965	GNMA, 4.372%, 1/20/2067(a)(c)	349,128
673,785	GNMA, 4.382%, 4/20/2063(a)(c)	677,919
158,603	GNMA, 4.397%, with various maturities from 2062 to 2063(c)(i)	158,762
10,102	GNMA, 4.408%, 3/20/2063(c)	10,150
33,857	GNMA, 4.416%, 2/20/2067(c)	36,427
1,157,675	GNMA, 4.423%, with various maturities from 2061 to 2063(a)(c)(i)	1,160,221
953,459	GNMA, 4.424%, 7/20/2061(c)	979,271
1,265,362	GNMA, 4.451%, with various maturities from 2066 to 2067(a)(c)(i)	1,329,993
1,399,051	GNMA, 4.457%, 6/20/2063(a)(c)	1,411,282
18,943	GNMA, 4.460%, 10/20/2062(c)	18,970
19,814	GNMA, 4.486%, 8/20/2062(c)	20,147
16,384	GNMA, 4.492%, 7/20/2062(c)	16,611
63,016	GNMA, 4.493%, 1/20/2063(c)	63,127
2,033,179	GNMA, 4.498%, 2/20/2067(a)(c)	2,196,690
104,144	GNMA, 4.500%, 9/20/2060(c)	104,840
2,438,820	GNMA, 4.502%, 4/20/2067(a)(c)	2,639,333
25,113	GNMA, 4.507%, 9/20/2062(c)	25,839
3,896	GNMA, 4.517%, 3/20/2062(c)	4,119
2,856,603	GNMA, 4.522%, 12/20/2064(a)(c)	2,993,815
2,345,761	GNMA, 4.525%, 12/20/2066(a)(c)	2,531,254
12,288	GNMA, 4.528%, 3/20/2063(c)	12,339
116,541	GNMA, 4.531%, 7/20/2063(c)	117,061
14,590	GNMA, 4.533%, 4/20/2067(c)	14,967
1,196,439	GNMA, 4.536%, 11/20/2063(c)	1,254,119
12,254,746	GNMA, 4.543%, 6/20/2067(a)(c)	13,303,566
973,510	GNMA, 4.545%, 7/20/2067(c)	1,058,111
1,028,318	GNMA, 4.551%, 2/20/2067(c)	1,113,106
526,482	GNMA, 4.552%, 8/20/2063(c)	528,556
3,378,456	GNMA, 4.559%, 4/20/2067(a)(c)	3,677,260
435,133	GNMA, 4.562%, 2/20/2066(c)	458,665
1,041,919	GNMA, 4.564%, 2/20/2068(c)	1,102,517
156,567	GNMA, 4.565%, 4/20/2065(c)	166,664
1,557,054	GNMA, 4.566%, 5/20/2067(a)(c)	1,700,215
5,391,927	GNMA, 4.575%, 7/20/2065(a)(c)	5,761,581

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$3,941,266	GNMA, 4.580%, 6/20/2064(a)(c)	$4,154,177
1,425,051	GNMA, 4.581%, 12/20/2063(c)	1,493,288
797,082	GNMA, 4.593%, 7/20/2067(c)	861,820
4,689,845	GNMA, 4.597%, 5/20/2067(a)(c)	5,090,933
1,229,167	GNMA, 4.604%, 1/20/2067(a)(c)	1,333,605
2,451,723	GNMA, 4.606%, with various maturities in 2067(c)(i)	2,611,736
132,296	GNMA, 4.607%, 6/20/2063(c)	132,932
1,262,547	GNMA, 4.608%, 12/20/2063(c)	1,314,831
13,430,935	GNMA, 4.609%, with various maturities in 2067(a)(c)(i)	14,597,906
731,233	GNMA, 4.610%, 4/20/2067(c)	768,932
55,249	GNMA, 4.630%, with various maturities from 2061 to 2063(a)(c)(i)	57,849
726,434	GNMA, 4.635%, 9/20/2063(c)	764,863
111,798	GNMA, 4.637%, 4/20/2062(c)	114,540
12,269	GNMA, 4.640%, 3/20/2062(c)	12,705
40,967	GNMA, 4.645%, 1/20/2064(c)	43,174
2,998,876	GNMA, 4.646%, 6/20/2066(a)(c)	3,216,773
3,702,368	GNMA, 4.647%, 8/20/2066(a)(c)	4,014,297
6,626,861	GNMA, 4.648%, 5/20/2067(a)(c)	7,215,622
1,501	GNMA, 4.650%, 1/20/2061(c)	1,553
3,425,471	GNMA, 4.656%, 3/20/2067(a)(c)	3,814,983
1,019,575	GNMA, 4.669%, 10/20/2064(c)	1,073,826
717,836	GNMA, 4.671%, with various maturities from 2063 to 2067(c)(i)	776,059
1,233,376	GNMA, 4.685%, 5/20/2064(a)(c)	1,293,435
28,958	GNMA, 4.686%, 8/20/2061(c)	29,110
1,718	GNMA, 4.697%, 3/20/2061(c)	1,727
217,228	GNMA, 4.700%, with various maturities from 2061 to 2062(c)(i)	221,976
7,668	GNMA, 4.714%, 8/20/2061(c)	7,811
747	GNMA, 4.728%, 3/20/2062(c)	777
572,884	GNMA, 4.730%, 12/20/2063(c)	596,193
11	GNMA, 4.740%, 10/20/2060(c)	12
5,469	GNMA, 4.810%, with various maturities from 2060 to 2061(c)(i)	5,989
256,124	GNMA, 4.887%, 12/20/2061(a)(c)	277,792
5,377	GNMA, 4.924%, 1/20/2062(c)	5,485
68	GNMA, 4.940%, 2/20/2062(c)	69
8,659	GNMA, 5.027%, 6/20/2061(a)(c)	8,809
873	GNMA, 5.036%, 2/20/2062(c)	899
5,682	GNMA, 5.084%, 1/20/2062(c)	5,690
323	GNMA, 5.107%, 9/20/2063(c)	340
6,096	GNMA, 5.140%, 5/20/2060(c)	6,182
5,798	GNMA, 5.240%, 5/20/2060(c)	5,875
311	GNMA, 5.310%, 3/20/2064(c)	324
895	GNMA, 5.334%, 12/20/2061(c)	924
406	GNMA, 5.335%, 6/20/2062(c)	420
501	GNMA, 5.393%, 11/20/2063(c)	511
1,975	GNMA, 5.460%, 7/20/2059(c)	2,162
95	GNMA, 5.470%, with various maturities in 2059(c)(i)	101
3,055	GNMA, 5.500%, with various maturities from 2058 to 2059(c)(i)	3,335
7,058	GNMA, 5.585%, 11/20/2059(c)	7,841
508	GNMA, 5.632%, 6/20/2061(c)	527
392	GNMA, 5.661%, 9/20/2059(c)	426
3,262	GNMA, 5.669%, 6/20/2059(c)	3,642

	Mortgage Related – continued
1,223	GNMA, 5.695%, 2/20/2060(c)	1,227
3,253	GNMA, 5.856%, 12/20/2059(c)	3,259
155,610,000	GNMA (TBA), 3.000%, 5/01/2050(j)	164,284,041
107,514	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.582%, 8/20/2068(c)(d)(e)	139,284
5,710,164	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	6,222,898
32,350,000	UMBS® (TBA), 3.000%, 5/01/2050(j)	33,895,470

		319,941,039

	Non-Agency Commercial Mortgage-Backed Securities – 11.3%
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,387,378
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,679,095
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,876,205
2,390,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	2,480,847
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,790,102
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,596,523
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,718,785
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,377,605
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	544,689
6,637,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	6,895,047
4,355,000	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	4,368,719
6,000,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	6,098,268
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,374,327
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,722,550
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,658,311
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,763,317
381,373	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	381,010

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,207,421	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	$2,269,708
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,259,876
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,354,653
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,637,721
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,190,393
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,246,697
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR +1.900%, 2.605%, 1/15/2034, 144A(b)	1,963,250
3,005,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	2,970,175
695,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	640,987
2,045,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,674,037
5,000,000	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016%, 9/15/2052	5,049,935
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,418,718
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.549%, 3/05/2033, 144A(a)(c)	5,602,783
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,597,518
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,092,331
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,501,753
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,019,230
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 2.911%, 2/13/2053	2,635,194
3,425,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	3,367,538

	Non-Agency Commercial Mortgage-Backed Securities – continued
1,254,897	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,283,094
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,758,426
1,433,209	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	1,438,997
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.488%, 6/15/2044, 144A(c)	899,413
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)(c)	3,020,308
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	6,056,210
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,222,504
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.175%, 11/15/2027, 144A(a)(b)	1,737,298
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.605%, 11/15/2027, 144A(b)	5,855,141
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,475,144
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,106,099
5,607,153	Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.023%, 3/15/2052	6,055,942
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,233,871
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,511,336
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,712,455
3,867,181	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	3,968,444

		162,539,957

	Financial Other – 0.0%
3,423,671	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.865%, 8/25/2034(c)(f)	281,463

	Total Bonds and Notes

	(Identified Cost $1,554,584,359)	1,521,685,787

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – 4.0%
$1,937,156	Hull Street CDO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 3.047%, 10/18/2026, 144A(b)	$1,923,294
1,033,070	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.019%, 7/18/2026, 144A(b)	1,024,233
447,947	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 2.975%, 4/28/2025, 144A(b)	447,481
556,546	Halcyon Loan Advisors Funding Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 1.130%, 2.949%, 4/18/2026, 144A(b)	555,951
1,983,511	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 2.711%, 7/15/2027, 144A(b)	1,925,242
3,764,220	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 2.668%, 10/13/2027, 144A(b)	3,644,101
1,414,402	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 2.809%, 4/18/2027, 144A(b)	1,400,256
4,430,000	Cole Park CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 1.050%, 2.869%, 10/20/2028, 144A(b)	4,158,048
4,000,000	Allegro CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 3.493%, 10/16/2030, 144A(b)	3,442,318
2,250,000	Apidos CLO XXXII, Series 2019-32A, Class B1, 3-month LIBOR + 1.850%, 3.533%, 1/20/2033, 144A(b)	1,929,361
5,000,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A2R, 3-month LIBOR + 1.300%, 3.094%, 7/25/2027, 144A(b)	4,359,642
1,000,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2RR, 3-month LIBOR + 1.750%, 3.586%, 10/17/2031, 144A(b)	897,867
4,000,000	Trinitas CLO Ltd., Series 2017-6A, Class B, 3-month LIBOR + 1.850%, 3.644%, 7/25/2029, 144A(b)	3,623,728
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 2.190%, 1/15/2033, 144A(b)	2,775,604
1,415,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 3.969%, 10/20/2029, 144A(b)	1,159,523
4,500,000	Race Point CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 3.719%, 2/20/2030, 144A(b)	3,830,635

Collateralized Loan Obligations – continued
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 3.210%, 4/15/2033, 144A(b)	4,940,922
2,000,000	CBAM CLO Management, Series 2019-10A, Class A1A, 3-month LIBOR + 1.420%, 3.239%, 4/20/2032, 144A(b)	1,862,658
6,000,000	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3-month LIBOR + 1.080%, 2.772%, 11/15/2028, 144A(b)	5,693,886
2,960,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 3.149%, 1/20/2032, 144A(b)	2,743,561
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 3.019%, 10/20/2031, 144A(b)	2,781,399
1,217,220	Acis CLO Ltd., Series 2014-4A, Class A, 3-month LIBOR + 1.420%, 3.183%, 5/01/2026, 144A(b)	1,208,289
1,108,776	B&M CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.730%, 2.573%, 4/16/2026, 144A(b)	1,102,382

	Total Collateralized Loan Obligations

	(Identified Cost $62,035,898)	57,430,381

Loan Participations – 0.2%

	ABS Other – 0.2%
2,881,966	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,865,649)	2,410,848

Short-Term Investments – 0.4%
1,600,000	U.S. Treasury Bills, 1.480%, 6/18/2020(k)(l)	1,599,678
1,495,200	U.S. Treasury Bills, 1.486%-1.525%, 5/14/2020(k)(l)(m)	1,495,062
3,350,000	U.S. Treasury Bills, 1.493%-1.542%, 6/25/2020(k)(l)(m)	3,349,474

	Total Short-Term Investments

	(Identified Cost $6,425,376)	6,444,214

	Total Investments – 110.6%

	(Identified Cost $1,625,911,282)	1,587,971,230

	Other assets less liabilities—(10.6)%	(152,642,199)

	Net Assets – 100.0%	$1,435,329,031

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(e)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $23,186,882 or 1.6% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g)	Illiquid security.

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $8,562,483 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.

(i)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	When-issued/delayed delivery.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $377,767,930 or 26.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

At March 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2020	57	$12,387,298	$12,561,820	$(174,522)
5 Year U.S. Treasury Note	6/30/2020	589	71,635,562	73,836,672	(2,201,110)
10 Year U.S. Treasury Note	6/19/2020	917	122,072,377	127,176,437	(5,104,060)
Ultra 10 Year U.S. Treasury Note	6/19/2020	536	79,218,058	83,632,750	(4,414,692)

Total					$(11,894,384)

At March 31, 2020, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
15,000,000	USD	1/07/2030	1.763%	3-month LIBOR	$(1,505,558)	$(1,500,895)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(3,573,193)	(3,875,621)
35,000,000	USD	12/16/2029	1.804%	3-month LIBOR	(3,694,505)	(3,849,145)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	(5,177,946)	(5,237,675)

Total					$(13,951,202)	$(14,463,336)

1  Payments are made semiannually.

2 Payments are made quarterly.

3 Differences between unrealized appreciation (depreciation) and market value, if any, are due to net interest receivable (payable) balances.

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Industry Summary at March 31, 2020 (Unaudited)

Collateralized Mortgage Obligations	41.0%
Mortgage Related	22.3
Non-Agency Commercial Mortgage-Backed Securities	11.3
Agency Commercial Mortgage-Backed Securities	8.2
ABS Car Loan	7.3
ABS Other	5.3
ABS Home Equity	5.1
ABS Student Loan	2.7
Other Investments, less than 2% each	3.0
Collateralized Loan Obligations	4.0
Short-Term Investments	0.4

Total Investments	110.6
Other assets less liabilities (including swap agreements and futures contracts)	(10.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$172,303,502	$1,625,911,282
Net unrealized depreciation	(23,002,777)	(37,940,052)

Investments at value	149,300,725	1,587,971,230
Due from brokers (Note 2)	320,000	3,382,000
Receivable for Fund shares sold	134,407	1,724,103
Receivable for securities sold	9,016,061	50,785,493
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	388,792,372
Collateral received for delayed delivery securities (Note 2)	—	7,074,867
Dividends and interest receivable	2,367,781	5,154,420
Receivable for variation margin on futures contracts (Note 2)	—	1,384,246
Receivable for variation margin on centrally cleared swap agreements (Note 2)	295,468	358,603

TOTAL ASSETS	161,434,442	2,046,627,334

LIABILITIES
Payable for securities purchased	8,848,491	18,051,492
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	581,001,558
Payable for Fund shares redeemed	187,136	1,647,511
Payable to custodian bank (Note 8)	320,221	3,522,875
Due to brokers (Note 2)	—	7,074,867

TOTAL LIABILITIES	9,355,848	611,298,303

NET ASSETS	$152,078,594	$1,435,329,031

NET ASSETS CONSIST OF:
Paid-in capital	$173,788,979	$1,557,945,502
Accumulated loss	(21,710,385)	(122,616,471)

NET ASSETS	$152,078,594	$1,435,329,031

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$152,078,594	$1,435,329,031

Shares of beneficial interest	16,531,440	150,224,933

Net asset value, offering and redemption price per share	$9.20	$9.55

See accompanying notes to financial statements.

35  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$4,572,003	$23,518,845
Dividends	88,233	—
Less net foreign taxes withheld	(128)	(1,880)

Investment income	4,660,108	23,516,965

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS
Net realized gain (loss) on:
Investments	1,700,332	4,034,306
Futures contracts	—	(4,972,655)
Swap agreements	136,833	(39,668)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,003,914)	(20,490,075)
Futures contracts	—	(12,288,775)
Swap agreements	(33,794)	(9,733,834)

Net realized and unrealized loss on investments, futures contracts and swap agreements	(21,200,543)	(43,490,701)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,540,435)	$(19,973,736)

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Investment income	$4,660,108	$8,822,034	$23,516,965	$45,959,088
Net realized gain (loss) on investments, futures contracts and swap agreements	1,837,165	(749,555)	(978,017)	15,583,759
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(23,037,708)	(44,613)	(42,512,684)	37,056,613

Net increase (decrease) in net assets resulting from operations	(16,540,435)	8,027,866	(19,973,736)	98,599,460

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,699,238)	(10,688,805)	(36,310,891)	(64,801,602)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(784,338)	37,343,416	252,478,624	55,883,032

Net increase (decrease) in net assets	(22,024,011)	34,682,477	196,193,997	89,680,890
NET ASSETS
Beginning of the period	174,102,605	139,420,128	1,239,135,034	1,149,454,144

End of the period	$152,078,594	$174,102,605	$1,435,329,031	$1,239,135,034

See accompanying notes to financial statements.

37  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.45		$10.69	$10.95	$10.66	$10.11	$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.28		0.60	0.58	0.62	0.60	0.55
Net realized and unrealized gain (loss)	(1.25)		(0.08)	(0.24)	0.30	0.60	(0.81)

Total from Investment Operations	(0.97)		0.52	0.34	0.92	1.20	(0.26)

LESS DISTRIBUTIONS FROM:
Investment income	(0.28)		(0.62)	(0.60)	(0.63)	(0.62)	(0.55)
Net realized capital gains	—		(0.14)	—	—	(0.03)	—

Total Distributions	(0.28)		(0.76)	(0.60)	(0.63)	(0.65)	(0.55)

Net asset value, end of the period	$9.20		$10.45	$10.69	$10.95	$10.66	$10.11

Total return	(9.55	)%(b)	5.14%	3.21%	8.91%	12.55%	(2.61)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$152,079		$174,103	$139,420	$142,373	$135,706	$120,168
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	5.40	%(d)	5.78%	5.45%	5.74%	5.94%	5.12%
Portfolio turnover rate	37%		48%	42%	37%	36%	28%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$9.94		$9.65		$10.16	$10.57	$10.62	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.17		0.39		0.37	0.39	0.40	0.37
Net realized and unrealized gain (loss)	(0.28)		0.45		(0.33)	(0.25)	0.04	0.06

Total from Investment Operations	(0.11)		0.84		0.04	0.14	0.44	0.43

LESS DISTRIBUTIONS FROM:
Investment income	(0.28)		(0.55)		(0.55)	(0.55)	(0.49)	(0.54)

Net asset value, end of the period	$9.55		$9.94		$9.65	$10.16	$10.57	$10.62

Total return	(1.20	)%(b)(c)	8.97%		0.39%	1.40%	4.27%	4.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,435,329		$1,239,135		$1,149,454	$1,133,638	$1,015,859	$945,208
Net expenses(d)	—		—		—	—	—	—
Gross expenses(d)	—		—		—	—	—	—
Net investment income	3.55	%(e)	3.98%		3.81%	3.78%	3.84%	3.47%
Portfolio turnover rate	160%		369	%(f)	259%	313%	306%	272%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of TBA securities (see Note 2 of Notes to Financial Statements).

See accompanying notes to financial statements.

|  38

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, L.P. (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

39  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$2,057,817	1.4%	$204,347	0.1%
Securitized Asset Fund	8,562,483	0.6%	23,186,882	1.6%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2020.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are

|  40

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

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Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, contingent payment debt instruments, interest rate swaps, defaulted bonds and/or non-income producing securities, distribution re-designations, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, convertible bonds, futures contracts mark-to-market and swap adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$9,838,729	$850,076	$10,688,805
Securitized Asset Fund	64,801,602	—	64,801,602

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(1,164,884)
Long-term:
No expiration date	(706,200)	(49,368,347)

Total capital loss carryforward	$(706,200)	$(50,533,231)

As of March 31, 2020, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$172,621,826	$1,625,911,282

Gross tax appreciation	$1,910,401	$38,031,092
Gross tax depreciation	(25,270,630)	(101,816,730)

Net tax depreciation	$(23,360,229)	$(63,785,638)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Collateralized Loan Obligations. Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateral securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency

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of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

o.  Due to/from Brokers. Transactions and positions in certain futures contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Opportunities Fund represents cash pledged as initial margin for centrally cleared swap agreements. The due from brokers balance for Securitized Asset Fund represents cash pledged as initial margin for futures contracts and centrally cleared swap agreements. The due to brokers balance for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

p.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, neither Fund had loaned securities under this agreement.

q.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

r.  New Accounting Pronouncement. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use

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internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$5,241,076	$1,320	(b)	$5,242,396
Home Construction	—	3,412,106	—	(c)	3,412,106
Non-Agency Commercial Mortgage-Backed Securities	—	1,166,812	203,027	(b)	1,369,839
All Other Non-Convertible Bonds(a)	—	124,241,590	—		124,241,590

Total Non-Convertible Bonds	—	134,061,584	204,347		134,265,931

Convertible Bonds
Independent Energy	—	146,817	24,150	(d)	170,967
All Other Convertible Bonds(a)	—	7,707,123	—		7,707,123

Total Convertible Bonds	—	7,853,940	24,150		7,878,090

Total Bonds and Notes	—	141,915,524	228,497		142,144,021

Senior Loans(a)	—	282,116	—		282,116
Preferred Stocks
Food & Beverage	—	2,194,153	—		2,194,153
Midstream	—	21,190	—		21,190
All Other Preferred Stocks(a)	378,778	—	—		378,778

Total Preferred Stocks	378,778	2,215,343	—		2,594,121

Common Stocks
Chemicals	—	130,875	—		130,875
All Other Common Stocks(a)	357,666	—	—		357,666

Total Common Stocks	357,666	130,875	—		488,541

Warrants	—	—	—	(c)	—
Short-Term Investments	—	3,791,926	—		3,791,926

Total	$736,444	$148,335,784	$228,497		$149,300,725

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(33,794)	$—		$(33,794)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(d)	Valued using broker-dealer bid prices.

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Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$72,128,690	$577,482	(b)	$72,706,172
Agency Commercial Mortgage-Backed Securities	—	114,313,198	3,927,793	(b)	118,240,991
Collateralized Mortgage Obligations	—	570,436,078	18,542,323	(b)	588,978,401
Mortgage Related	—	319,801,755	139,284	(b)	319,941,039
All Other Bonds and Notes(a)	—	421,819,184	—		421,819,184

Total Bonds and Notes	—	1,498,498,905	23,186,882		1,521,685,787

Collateralized Loan Obligations		57,430,381	—		57,430,381
Loan Participations(a)		2,410,848	—		2,410,848
Short-Term Investments	—	6,444,214	—		6,444,214

Total Investments	$—	$1,564,784,348	$23,186,882		$1,587,971,230

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(11,894,384)	$—	$—		$(11,894,384)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(14,463,336)	—		(14,463,336)

Total	$(11,894,384)	$(14,463,336)	$—		$(26,357,720)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$35,640	$—	$(63,816)	$64,661	$19	$(35,184)	$—	$—	$1,320		$1,301
Home Construction	—	—	—	—	—	—	—	—	—	(a)	—
Non-Agency Commercial Mortgage-Backed Securities	89,787	—	—	(69,371)	—	—	272,398	(89,787)	203,027		(69,371)
Convertible Bonds
Independent Energy	—	1,576	—	(458,414)	—	—	480,988	—	24,150		(458,414)
Preferred Stocks
Midstream	260,608	—	—	—	—	—	—	(260,608)	—		—
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

Total	$386,035	$1,576	$(63,816)	$(463,124)	$19	$(35,184)	$753,386	$(350,395)	$228,497		$(526,484)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $272,398 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $89,787 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not

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provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $480,988 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $260,608 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
ABS Home Equity	$2,026,262	$—	$(412,053)	$(278,309)	$—	$(98,431)	$1,040,116	$(1,700,103)	$577,482	$(283,159)
ABS Other	484,855	—	—	—	—	—	—	(484,855)	—	—
ABS Student Loan	7,075,876	—	—	—	—	—	—	(7,075,876)	—	—
Agency Commercial Mortgage-Backed Securities	5,042,467	—	(2,932,124)	1,247,480	—	—	569,970	—	3,927,793	1,247,480
Collateralized Mortgage Obligations	16,317,990	6,204	(897,283)	534,837	4,867,615	(2,827,419)	3,187,042	(2,646,663)	18,542,323	505.683
Mortgage Related	—	—	—	7,136	132,148	—	—	—	139,284	7,136
Non-Agency Commercial Mortgage-Backed Securities	4,310,241	—	—	—	—	—	—	(4,310,241)	—	—
Loan Participations
ABS Other	4,421,731	—	—	—	—	—	—	(4,421,731)	—	—

Total	$39,679,422	$6,204	$(4,241,460)	$1,511,144	$4,999,763	$(2,925,850)	$4,797,128	$(20,639,469)	$23,186,882	$1,477,140

Debt securities valued at $4,797,128 were transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $15,730,754 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2020 these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $486,984 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $4,421,731 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2020, this security was valued on the basis of bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

47  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2020, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.00% - 3.00%	$577,482
Agency Commercial Mortgage-Backed Securities	Market Discount	Discount Rate[1]	1.00% - 2.00%	3,927,793
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	0.50% - 2.00%	18,542,323
Mortgage Related	Market Discount	Discount Rate[1]	1.00% - 2.00%	139,284

Total				$23,186,882

1 “Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have had a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.

High Income Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended March 31, 2020, the Fund engaged in credit default swap transactions (as a protection seller) to gain investment exposure.

Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2020, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and used both futures contracts and interest rate swaps to manage duration.

The following is a summary of derivative instruments for High Income Opportunities Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Swap agreements at value[1]
Exchange-traded/cleared liability derivatives Credit contracts	$(205,440)

1 Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2020 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$136,833

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$(33,794)

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]
Exchange-traded/cleared liability derivatives Interest rate contracts	$(11,894,384)	$(13,951,202)

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2 Represents swap agreements, at value. Only the current day’s variation margin on swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2020 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$(4,972,655)	$(39,668)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$(12,288,775)	$(9,733,834)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2020:

High Income Opportunities Fund		Credit Default Swaps
Average Notional Amount Outstanding		0.27%
Highest Notional Amount Outstanding		2.10%
Lowest Notional Amount Outstanding		0.00%
Notional Amount Outstanding as of March 31, 2020		2.10%

Securitized Asset Fund	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	12.02%	10.55%
Highest Notional Amount Outstanding	20.71%	12.79%
Lowest Notional Amount Outstanding	6.07%	8.95%
Notional Amount Outstanding as of March 31, 2020	20.71%	11.36%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
High Income Opportunities Fund	$615,468	$615,468
Securitized Asset Fund	10,429,227	10,429,227

49  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

5.  Purchases and Sales of Securities. For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$2,620,666	$5,035,216	$67,171,377	$54,174,577
Securitized Asset Fund	2,029,040,030	2,103,432,013	525,888,262	268,405,331

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement.

For the six months ended March 31, 2020, neither Fund had borrowings under this agreement.

8.  Payable to Custodian Bank. The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At March 31, 2020, High Income Opportunities Fund and Securitized Asset Fund had payables to the custodian bank of $320,122 and $3,522,875, for overdrafts due to derivative and redemption activity, respectively.

9.  Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.   Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of fund shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	4	95.26%
Securitized Asset Fund	4	97.53%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts.

51  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,114,836	$21,984,934	5,368,732	$55,556,767
Issued in connection with the reinvestment of distributions	249,615	2,603,689	593,934	6,147,496
Redeemed	(2,487,776)	(25,372,961)	(2,346,806)	(24,360,847)

Increase (decrease) from capital share transactions	(123,325)	$(784,338)	3,615,860	$37,343,416

	Securitized Asset Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	39,729,134	$391,028,928	32,004,897	$312,974,724
Issued in connection with the reinvestment of distributions	931,611	9,186,385	1,503,724	14,632,987
Redeemed	(15,100,632)	(147,736,689)	(27,921,888)	(271,724,679)

Increase from capital share transactions	25,560,113	$252,478,624	5,586,733	$55,883,032

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2020

Portfolio Review	1

Portfolio of Investments	10

Financial Statements	27

Notes to Financial Statements	40

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

1  |

Average Annual Total Returns — March 31, 20202

						Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	-16.66%	-16.66%	4.23%	10.66%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	-16.75	-16.86	3.97	10.37	—	1.20	1.20

Class N (Inception 2/1/13)	-16.58	-16.52	4.36	—	8.84	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	-17.31	-18.58	1.70	8.89	7.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

3  |

Average Annual Total Returns — March 31, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	-30.02%	-27.51%	-2.35%	6.09%	—%	0.95%	0.92%

Retail Class (Inception 12/31/96)	-30.12	-27.67	-2.59	5.83	—	1.20	1.17

Admin Class (Inception 1/2/98)	-30.19	-27.86	-2.83	5.57	—	1.45	1.42

Class N (Inception 2/1/13)	-29.98	-27.45	-2.28	—	3.22	0.85	0.85

Comparative Performance
Russell 2000® Value Index[1]	-30.20	-29.64	-2.42	4.79	2.35
Russell 2000® Index[2]	-23.72	-23.99	-0.25	6.90	4.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®	Class N	LSMNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

5  |

Average Annual Total Returns — March 31, 20202

					Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Life of Class N	Gross	Net

Institutional Class (Inception 6/30/15)	-14.89%	-12.44%	5.29%	—%	1.30%	0.85%

Class N (Inception 10/1/19)	—	—	—	-13.58	1.29	0.83

Comparative Performance
Russell 2500TM Growth Index[1]	-15.10	-14.40	3.69	-13.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500TM Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and

7  |

multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 –3/31/2020
Actual	$1,000.00	$833.40	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

Retail Class
Actual	$1,000.00	$832.50	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06

Class N
Actual	$1,000.00	$834.20	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*  Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  8

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$699.80	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55

Retail Class
Actual	$1,000.00	$698.80	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81

Admin Class
Actual	$1,000.00	$698.10	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06

Class N
Actual	$1,000.00	$700.20	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$851.10	$3.89[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24*

Class N
Actual	$1,000.00	$864.20	$3.85[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19*

*  Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.84% and 0.83% for Institutional Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

[1]  Actual expenses for Institutional Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

[2]  Class N commenced operations on October 1, 2019. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (182), divided by 366 (to reflect the partial period).

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 95.0% of Net Assets

	Aerospace & Defense – 2.8%
182,827	Hexcel Corp.	$6,799,336
667,595	Kratos Defense & Security Solutions, Inc.(a)	9,239,515
350,539	Mercury Systems, Inc.(a)	25,007,452

		41,046,303

	Air Freight & Logistics – 0.6%
495,815	Air Transport Services Group, Inc.(a)	9,063,498

	Auto Components – 1.3%
274,926	Fox Factory Holding Corp.(a)	11,546,892
460,260	Stoneridge, Inc.(a)	7,709,355

		19,256,247

	Banks – 0.5%
343,013	TCF Financial Corp.	7,772,675

	Biotechnology – 7.6%
112,011	Argenx SE, ADR(a)	14,755,209
150,511	Emergent BioSolutions, Inc.(a)	8,708,566
741,760	Epizyme, Inc.(a)	11,504,698
758,993	Halozyme Therapeutics, Inc.(a)	13,654,284
334,833	Momenta Pharmaceuticals, Inc.(a)	9,107,458
381,618	Natera, Inc.(a)	11,395,113
257,178	PTC Therapeutics, Inc.(a)	11,472,711
424,324	Veracyte, Inc.(a)	10,315,316
343,231	Xencor, Inc.(a)	10,255,742
414,016	Y-mAbs Therapeutics, Inc.(a)	10,805,818

		111,974,915

	Building Products – 4.5%
403,654	AAON, Inc.	19,504,561
418,269	Advanced Drainage Systems, Inc.	12,313,840
309,857	Trex Co., Inc.(a)	24,831,940
257,832	Universal Forest Products, Inc.	9,588,772

		66,239,113

	Capital Markets – 1.7%
501,051	AssetMark Financial Holdings, Inc.(a)	10,216,430
257,832	Hamilton Lane, Inc., Class A	14,260,688

		24,477,118

	Commercial Services & Supplies – 2.9%
485,781	Casella Waste Systems, Inc., Class A(a)	18,974,606
270,593	McGrath RentCorp	14,173,661
366,135	Mobile Mini, Inc.	9,603,721

		42,751,988

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 0.7%
620,696	Primoris Services Corp.	$9,869,066

	Distributors – 1.3%
99,141	POOL CORP.	19,507,975

	Diversified Consumer Services – 1.4%
248,917	frontdoor, Inc.(a)	8,657,333
1,201,300	Laureate Education, Inc., Class A(a)	12,625,663

		21,282,996

	Diversified Telecommunication Services – 1.1%
203,845	Cogent Communications Holdings, Inc.	16,709,175

	Electrical Equipment – 1.4%
223,258	Generac Holdings, Inc.(a)	20,800,948

	Electronic Equipment, Instruments & Components – 3.2%
149,857	Insight Enterprises, Inc.(a)	6,313,475
237,219	Itron, Inc.(a)	13,243,937
237,328	Novanta, Inc.(a)	18,957,761
84,635	Rogers Corp.(a)	7,991,237

		46,506,410

	Entertainment – 0.4%
578,815	IMAX Corp.(a)	5,238,276

	Food Products – 2.9%
440,737	Freshpet, Inc.(a)	28,149,872
722,128	Simply Good Foods Co. (The)(a)	13,908,186

		42,058,058

	Health Care Equipment & Supplies – 6.9%
383,804	AtriCure, Inc.(a)	12,891,976
226,907	CONMED Corp.	12,994,964
600,192	CryoLife, Inc.(a)	10,155,249
86,412	iRhythm Technologies, Inc.(a)	7,029,616
222,822	NuVasive, Inc.(a)	11,288,163
91,179	Penumbra, Inc.(a)	14,709,908
230,784	Quidel Corp.(a)	22,572,983
311,166	STAAR Surgical Co.(a)	10,038,215

		101,681,074

	Health Care Providers & Services – 5.5%
130,770	Amedisys, Inc.(a)	24,001,526
121,390	AMN Healthcare Services, Inc.(a)	7,017,556
391,657	BioTelemetry, Inc.(a)	15,082,711
180,493	HealthEquity, Inc.(a)	9,131,141
182,249	LHC Group, Inc.(a)	25,551,309

		80,784,243

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 2.6%
1,088,046	Inovalon Holdings, Inc., Class A(a)	$18,126,846
183,667	Inspire Medical Systems, Inc.(a)	11,071,447
459,060	Phreesia, Inc.(a)	9,654,032

		38,852,325

	Hotels, Restaurants & Leisure – 1.2%
211,916	Wingstop, Inc.	16,889,705

	Insurance – 4.3%
414,561	Goosehead Insurance, Inc., Series A(a)	18,501,858
239,946	Kinsale Capital Group, Inc.	25,081,555
323,927	Palomar Holdings, Inc.(a)	18,839,594

		62,423,007

	IT Services – 4.7%
444,554	EVERTEC, Inc.	10,104,712
677,610	Evo Payments, Inc., Class A(a)	10,367,433
140,913	ManTech International Corp., Class A	10,240,148
770,990	NIC, Inc.	17,732,770
470,185	WNS Holdings Ltd., ADR(a)	20,208,551

		68,653,614

	Leisure Products – 0.5%
658,433	Callaway Golf Co.	6,729,185

	Life Sciences Tools & Services – 3.9%
657,343	NeoGenomics, Inc.(a)	18,149,240
263,504	PRA Health Sciences, Inc.(a)	21,881,372
179,414	Repligen Corp.(a)	17,320,628

		57,351,240

	Machinery – 4.3%
330,253	Albany International Corp., Class A	15,630,875
174,506	Chart Industries, Inc.(a)	5,057,184
478,474	Kornit Digital Ltd.(a)	11,909,218
163,272	Proto Labs, Inc.(a)	12,429,897
159,018	RBC Bearings, Inc.(a)	17,935,640

		62,962,814

	Pharmaceuticals – 4.0%
94,692	GW Pharmaceuticals PLC, Sponsored ADR(a)	8,292,179
556,893	Horizon Therapeutics PLC(a)	16,495,171
179,741	MyoKardia, Inc.(a)	8,426,258
442,155	Pacira BioSciences, Inc.(a)	14,825,457
78,527	Reata Pharmaceuticals, Inc., Class A(a)	11,334,587

		59,373,652

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – 2.3%
349,230	Huron Consulting Group, Inc.(a)	$15,841,073
255,869	ICF International, Inc.	17,578,200

		33,419,273

	Semiconductors & Semiconductor Equipment – 5.5%
469,639	FormFactor, Inc.(a)	9,435,047
487,635	MACOM Technology Solutions Holdings, Inc.(a)	9,230,931
153,783	Monolithic Power Systems, Inc.	25,752,501
976,035	Rambus, Inc.(a)	10,833,988
195,010	Silicon Laboratories, Inc.(a)	16,655,804
249,216	Silicon Motion Technology Corp., ADR	9,136,259

		81,044,530

	Software – 10.7%
173,851	Blackline, Inc.(a)	9,146,301
153,456	Cornerstone OnDemand, Inc.(a)	4,872,228
330,034	Envestnet, Inc.(a)	17,749,228
385,658	Five9, Inc.(a)	29,487,411
178,214	Globant S.A.(a)	15,661,446
455,897	Mimecast Ltd.(a)	16,093,164
317,165	Q2 Holdings, Inc.(a)	18,731,765
420,669	Rapid7, Inc.(a)	18,227,588
335,488	RealPage, Inc.(a)	17,757,380
145,494	Varonis Systems, Inc.(a)	9,263,603

		156,990,114

	Specialty Retail – 0.8%
598,433	National Vision Holdings, Inc.(a)	11,621,569

	Textiles, Apparel & Luxury Goods – 1.7%
231,329	Columbia Sportswear Co.	16,139,824
390,130	Steven Madden Ltd.	9,062,720

		25,202,544

	Trading Companies & Distributors – 1.8%
362,100	SiteOne Landscape Supply, Inc.(a)	26,657,802

	Total Common Stocks (Identified Cost $1,349,933,173)	1,395,191,452

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount		Value (†)

Short-Term Investments – 4.5%

$65,714,673	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $65,714,673 on 4/01/2020 collateralized by $66,595,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $67,029,732 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $65,714,673)	$65,714,673

	Total Investments – 99.5% (Identified Cost $1,415,647,846)	1,460,906,125

	Other assets less liabilities—0.5%	7,822,944

	Net Assets – 100.0%	$1,468,729,069

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2020 (Unaudited)

Software	10.7%
Biotechnology	7.6
Health Care Equipment & Supplies	6.9
Semiconductors & Semiconductor Equipment	5.5
Health Care Providers & Services	5.5
IT Services	4.7
Building Products	4.5
Machinery	4.3
Insurance	4.3
Pharmaceuticals	4.0
Life Sciences Tools & Services	3.9
Electronic Equipment, Instruments & Components	3.2
Commercial Services & Supplies	2.9
Food Products	2.9
Aerospace & Defense	2.8
Health Care Technology	2.6
Professional Services	2.3
Other Investments, less than 2% each	16.4
Short-Term Investments	4.5

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.8% of Net Assets

	Aerospace & Defense – 2.2%
153,821	Aerojet Rocketdyne Holdings, Inc.(a)	$6,434,332
69,221	BWX Technologies, Inc.	3,371,755

		9,806,087

	Auto Components – 2.1%
155,343	Cooper Tire & Rubber Co.	2,532,091
276,310	Dana, Inc.	2,157,981
47,691	Fox Factory Holding Corp.(a)	2,003,022
39,127	LCI Industries	2,614,857

		9,307,951

	Banks – 13.7%
151,821	Ameris Bancorp	3,607,267
163,622	BancorpSouth Bank	3,095,728
157,994	Bryn Mawr Bank Corp.	4,483,870
92,076	Carolina Financial Corp.	2,382,006
136,806	Cathay General Bancorp	3,139,698
223,523	CenterState Bank Corp.	3,851,301
227,317	CVB Financial Corp.	4,557,706
198,196	First Financial Bancorp	2,955,102
325,880	Home BancShares, Inc.	3,907,301
137,067	PacWest Bancorp	2,456,241
94,236	Pinnacle Financial Partners, Inc.	3,537,620
133,102	Popular, Inc.	4,658,570
92,942	Prosperity Bancshares, Inc.	4,484,452
34,729	Signature Bank	2,791,864
148,015	TCF Financial Corp.	3,354,020
174,357	Triumph Bancorp, Inc.(a)	4,533,282
113,184	Wintrust Financial Corp.	3,719,226

		61,515,254

	Beverages – 0.8%
415,397	Primo Water Corp.	3,763,497

	Biotechnology – 2.0%
77,837	Emergent BioSolutions, Inc.(a)	4,503,649
46,538	United Therapeutics Corp.(a)	4,412,966

		8,916,615

	Building Products – 1.8%
42,646	American Woodmark Corp.(a)	1,943,378
58,766	Armstrong World Industries, Inc.	4,667,196
36,386	Universal Forest Products, Inc.	1,353,195

		7,963,769

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 1.2%
263,636	Donnelley Financial Solutions, Inc.(a)	$1,389,362
99,474	Stifel Financial Corp.	4,106,286

		5,495,648

	Chemicals – 2.9%
83,743	AdvanSix, Inc.(a)	798,908
46,766	Ashland Global Holdings, Inc.	2,341,574
102,717	Cabot Corp.	2,682,968
37,830	Ingevity Corp.(a)	1,331,616
190,609	Valvoline, Inc.	2,495,072
87,767	WR Grace & Co.	3,124,505

		12,774,643

	Commercial Services & Supplies – 3.8%
60,665	Clean Harbors, Inc.(a)	3,114,541
368,200	Harsco Corp.(a)	2,566,354
147,769	IAA, Inc.(a)	4,427,159
151,273	KAR Auction Services, Inc.	1,815,276
220,407	Kimball International, Inc., Class B	2,625,048
117,687	Viad Corp.	2,498,495

		17,046,873

	Communications Equipment – 1.0%
119,200	Digi International, Inc.(a)	1,137,168
288,846	Viavi Solutions, Inc.(a)	3,237,964

		4,375,132

	Construction & Engineering – 2.2%
111,542	AECOM(a)	3,329,529
167,309	Arcosa, Inc.	6,648,859

		9,978,388

	Distributors – 0.7%
105,802	Core-Mark Holding Co., Inc.	3,022,763

	Diversified Consumer Services – 0.4%
49,648	frontdoor, Inc.(a)	1,726,757

	Diversified Financial Services – 1.0%
139,815	Cannae Holdings, Inc.(a)	4,682,404

	Diversified Telecommunication Services – 1.4%
110,462	GCI Liberty, Inc., Class A(a)	6,293,020

	Electric Utilities – 2.4%
99,987	ALLETE, Inc.	6,067,211
171,731	NRG Energy, Inc.	4,681,387

		10,748,598

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 0.3%
175,149	GrafTech International Ltd.	$1,422,210

	Electronic Equipment, Instruments & Components – 3.6%
126,191	Kimball Electronics, Inc.(a)	1,378,006
44,846	Littelfuse, Inc.	5,983,353
155,505	Methode Electronics, Inc.	4,109,997
62,457	National Instruments Corp.	2,066,078
236,639	TTM Technologies, Inc.(a)	2,446,847

		15,984,281

	Energy Equipment & Services – 0.8%
223,792	Apergy Corp.(a)	1,286,804
103,943	DMC Global, Inc.	2,391,728

		3,678,532

	Entertainment – 0.6%
139,588	Liberty Media Corp.-Liberty Braves, Class C(a)	2,660,547

	Food Products – 3.9%
196,973	Darling Ingredients, Inc.(a)	3,775,972
26,041	J&J Snack Foods Corp.	3,150,961
384,619	Nomad Foods Ltd.(a)	7,138,529
43,924	Post Holdings, Inc.(a)	3,644,374

		17,709,836

	Health Care Equipment & Supplies – 2.7%
110,552	Avanos Medical, Inc.(a)	2,977,166
53,300	Quidel Corp.(a)	5,213,273
164,779	Varex Imaging Corp.(a)	3,742,131

		11,932,570

	Health Care Providers & Services – 1.1%
84,184	AMN Healthcare Services, Inc.(a)	4,866,677

	Hotels, Restaurants & Leisure – 2.2%
48,831	Churchill Downs, Inc.	5,027,152
19,888	Cracker Barrel Old Country Store, Inc.	1,655,079
55,491	Marriott Vacations Worldwide Corp.	3,084,190

		9,766,421

	Household Durables – 1.4%
30,533	Helen of Troy Ltd.(a)	4,397,668
124,060	Skyline Champion Corp.(a)	1,945,261

		6,342,929

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Independent Power & Renewable Electricity Producers – 1.9%
134,346	NextEra Energy Partners LP	$5,776,878
168,599	Vistra Energy Corp.	2,690,840

		8,467,718

	Industrial Conglomerates – 0.6%
130,393	Raven Industries, Inc.	2,768,243

	Insurance – 3.1%
157,076	Employers Holdings, Inc.	6,363,149
110,009	First American Financial Corp.	4,665,482
108,417	ProAssurance Corp.	2,710,425

		13,739,056

	Internet & Direct Marketing Retail – 0.3%
241,945	Qurate Retail, Inc., Class A(a)	1,477,074

	IT Services – 5.0%
103,302	CSG Systems International, Inc.	4,323,189
46,114	Euronet Worldwide, Inc.(a)	3,952,892
171,802	Genpact Ltd.	5,016,618
199,403	Perspecta, Inc.	3,637,111
168,723	Unisys Corp.(a)	2,083,729
33,996	WEX, Inc.(a)	3,554,282

		22,567,821

	Leisure Products – 0.6%
81,462	Brunswick Corp.	2,881,311

	Machinery – 4.3%
57,991	Alamo Group, Inc.	5,148,441
144,815	Altra Industrial Motion Corp.	2,532,814
142,931	Columbus McKinnon Corp.	3,573,275
28,495	John Bean Technologies Corp.	2,116,324
59,105	Kadant, Inc.	4,412,188
60,099	Miller Industries, Inc.	1,699,600

		19,482,642

	Marine – 0.6%
66,581	Kirby Corp.(a)	2,894,276

	Media – 1.7%
261,162	Gray Television, Inc.(a)	2,804,880
74,961	John Wiley & Sons, Inc., Class A	2,810,288
207,668	Liberty Latin America Ltd., Class C(a)	2,130,674

		7,745,842

	Metals & Mining – 0.3%
73,453	Haynes International, Inc.	1,513,866

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Multi-Utilities – 2.1%
201,305	MDU Resources Group, Inc.	$4,328,057
86,130	NorthWestern Corp.	5,153,158

		9,481,215

	Oil, Gas & Consumable Fuels – 0.7%
61,960	Arch Coal, Inc., Class A	1,790,644
89,226	Delek U.S. Holdings, Inc.	1,406,202

		3,196,846

	Pharmaceuticals – 2.0%
114,733	Catalent, Inc.(a)	5,960,380
160,488	Supernus Pharmaceuticals, Inc.(a)	2,887,179

		8,847,559

	Professional Services – 2.3%
62,016	ASGN, Inc.(a)	2,190,405
207,090	Clarivate Analytics PLC(a)	4,297,118
46,994	Insperity, Inc.	1,752,876
78,760	Korn Ferry	1,915,443

		10,155,842

	REITs – Apartments – 0.6%
94,526	American Campus Communities, Inc.	2,623,097

	REITs – Diversified – 0.3%
113,388	Outfront Media, Inc.	1,528,470

	REITs – Shopping Centers – 0.5%
288,617	Retail Opportunity Investments Corp.	2,392,635

	REITs – Single Tenant – 1.3%
251,146	Essential Properties Realty Trust, Inc.	3,279,967
74,403	National Retail Properties, Inc.	2,395,032

		5,674,999

	REITs – Storage – 1.0%
166,555	CubeSmart	4,462,009

	REITs – Warehouse/Industrials – 3.5%
181,484	Americold Realty Trust	6,177,715
66,969	CyrusOne, Inc.	4,135,336
132,538	Rexford Industrial Realty, Inc.	5,435,384

		15,748,435

	Road & Rail – 0.6%
20,969	Old Dominion Freight Line, Inc.	2,752,325

	Semiconductors & Semiconductor Equipment – 2.2%
86,197	Advanced Energy Industries, Inc.(a)	4,179,692
19,090	Mellanox Technologies Ltd.(a)	2,315,999

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
212,276	Tower Semiconductor Ltd.(a)	$3,379,434

		9,875,125

	Software – 1.8%
121,369	ACI Worldwide, Inc.(a)	2,931,061
20,921	LogMeIn, Inc.	1,742,301
75,858	Verint Systems, Inc.(a)	3,261,894

		7,935,256

	Specialty Retail – 1.0%
87,507	Aaron’s, Inc.	1,993,410
176,926	Urban Outfitters, Inc.(a)	2,519,426

		4,512,836

	Thrifts & Mortgage Finance – 2.1%
51,041	Federal Agricultural Mortgage Corp., Class C	2,839,411
144,355	Meta Financial Group, Inc.	3,135,390
211,347	OceanFirst Financial Corp.	3,362,531

		9,337,332

	Trading Companies & Distributors – 0.4%
91,177	Herc Holdings, Inc.(a)	1,865,481

	Wireless Telecommunication Services – 0.8%
121,713	United States Cellular Corp.(a)	3,564,974

	Total Common Stocks (Identified Cost $456,929,605)	439,273,687

Other Investments – 0.0%

	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	—

Principal Amount

Short-Term Investments – 2.2%

$9,733,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $9,733,879 on 4/01/2020 collateralized by $9,865,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $9,929,399 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,733,879)	9,733,879

	Total Investments – 100.0% (Identified Cost $466,663,484)	449,007,566

	Other assets less liabilities—0.0%	73,412

	Net Assets – 100.0%	$449,080,978

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.

(c)	Illiquid security.

(d)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2020 (Unaudited)

Banks	13.7%
IT Services	5.0
Machinery	4.3
Food Products	3.9
Commercial Services & Supplies	3.8
Electronic Equipment, Instruments & Components	3.6
REITs – Warehouse/Industrials	3.5
Insurance	3.1
Chemicals	2.9
Health Care Equipment & Supplies	2.7
Electric Utilities	2.4
Professional Services	2.3
Construction & Engineering	2.2
Semiconductors & Semiconductor Equipment	2.2
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
Multi-Utilities	2.1
Thrifts & Mortgage Finance	2.1
Auto Components	2.1
Biotechnology	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	2.2

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.7% of Net Assets

	Aerospace & Defense – 2.4%
6,151	Aerojet Rocketdyne Holdings, Inc.(a)	$257,296
5,021	HEICO Corp.	374,617
4,161	Hexcel Corp.	154,748

		786,661

	Biotechnology – 5.1%
2,365	Argenx SE, ADR(a)	311,542
3,453	Ascendis Pharma AS, ADR(a)	388,842
17,860	Immunomedics, Inc.(a)	240,753
10,562	Momenta Pharmaceuticals, Inc.(a)	287,286
5,068	Neurocrine Biosciences, Inc.(a)	438,635

		1,667,058

	Capital Markets – 4.6%
19,446	Ares Management Corp., Class A	601,465
1,509	MarketAxess Holdings, Inc.	501,848
3,293	Morningstar, Inc.	382,811

		1,486,124

	Commercial Services & Supplies – 1.5%
14,652	Ritchie Bros. Auctioneers, Inc.	500,805

	Communications Equipment – 1.8%
14,892	Ciena Corp.(a)	592,851

	Distributors – 1.7%
2,816	POOL CORP.	554,104

	Diversified Consumer Services – 2.7%
3,335	Bright Horizons Family Solutions, Inc.(a)	340,170
6,733	Chegg, Inc.(a)	240,907
28,913	Laureate Education, Inc., Class A(a)	303,875

		884,952

	Diversified Telecommunication Services – 1.5%
5,797	Cogent Communications Holdings, Inc.	475,180

	Electrical Equipment – 1.8%
6,130	Generac Holdings, Inc.(a)	571,132

	Electronic Equipment, Instruments & Components – 2.3%
10,781	FLIR Systems, Inc.	343,806
13,096	Trimble, Inc.(a)	416,846

		760,652

	Entertainment – 0.9%
6,227	Live Nation Entertainment, Inc.(a)	283,079

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Food & Staples Retailing – 1.3%
3,225	Casey’s General Stores, Inc.	$427,280

	Food Products – 3.6%
11,494	Freshpet, Inc.(a)	734,122
23,995	Nomad Foods Ltd.(a)	445,347

		1,179,469

	Health Care Equipment & Supplies – 6.7%
2,411	CONMED Corp.	138,078
9,748	Globus Medical, Inc., Class A(a)	414,583
4,052	Insulet Corp.(a)	671,335
2,386	Penumbra, Inc.(a)	384,933
3,820	West Pharmaceutical Services, Inc.	581,595

		2,190,524

	Health Care Providers & Services – 5.1%
13,412	1Life Healthcare, Inc.(a)	243,428
1,210	Chemed Corp.	524,172
4,730	Encompass Health Corp.	302,862
4,191	LHC Group, Inc.(a)	587,578

		1,658,040

	Hotels, Restaurants & Leisure – 3.3%
8,728	Texas Roadhouse, Inc.	360,466
2,095	Vail Resorts, Inc.	309,453
26,534	Wendy’s Co. (The)	394,826

		1,064,745

	Household Durables – 1.1%
2,534	Helen of Troy Ltd.(a)	364,972

	Insurance – 3.5%
6,139	Kemper Corp.	456,558
3,858	Kinsale Capital Group, Inc.	403,277
3,124	RLI Corp.	274,693

		1,134,528

	IT Services – 8.9%
9,794	Black Knight, Inc.(a)	568,639
8,702	Booz Allen Hamilton Holding Corp.	597,305
4,625	Broadridge Financial Solutions, Inc.	438,589
4,068	EPAM Systems, Inc.(a)	755,265
15,407	Evo Payments, Inc., Class A(a)	235,727
14,782	KBR, Inc.	305,692

		2,901,217

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 5.0%
1,361	Bio-Techne Corp.	$258,073
3,229	Charles River Laboratories International, Inc.(a)	407,532
4,153	ICON PLC(a)	564,808
5,042	PRA Health Sciences, Inc.(a)	418,688

		1,649,101

	Machinery – 5.3%
6,341	Albany International Corp., Class A	300,120
5,839	ESCO Technologies, Inc.	443,239
8,534	Helios Technologies, Inc.	323,609
17,519	Ingersoll Rand, Inc.(a)	434,471
3,912	Woodward, Inc.	232,529

		1,733,968

	Pharmaceuticals – 2.8%
9,782	Catalent, Inc.(a)	508,175
13,429	Horizon Therapeutics PLC(a)	397,767

		905,942

	Professional Services – 2.2%
2,032	FTI Consulting, Inc.(a)	243,373
7,323	TransUnion	484,636

		728,009

	Semiconductors & Semiconductor Equipment – 6.4%
8,386	Advanced Energy Industries, Inc.(a)	406,637
4,886	MKS Instruments, Inc.	397,965
3,145	Monolithic Power Systems, Inc.	526,662
8,593	Semtech Corp.(a)	322,237
5,266	Silicon Laboratories, Inc.(a)	449,769

		2,103,270

	Software – 11.4%
3,773	Avalara, Inc.(a)	281,466
4,840	Blackline, Inc.(a)	254,632
4,638	Five9, Inc.(a)	354,621
6,501	Guidewire Software, Inc.(a)	515,594
7,113	j2 Global, Inc.	532,408
5,308	Paylocity Holding Corp.(a)	468,803
4,722	Pegasystems, Inc.	336,348
5,375	Q2 Holdings, Inc.(a)	317,448
5,645	Smartsheet, Inc., Class A(a)	234,324
1,433	Tyler Technologies, Inc.(a)	424,971

		3,720,615

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Specialty Retail – 0.7%
7,256	Floor & Decor Holdings, Inc., Class A(a)	$232,845

	Textiles, Apparel & Luxury Goods – 1.8%
3,373	Carter’s, Inc.	221,707
5,249	Columbia Sportswear Co.	366,223

		587,930

	Trading Companies & Distributors – 2.3%
4,743	Kaman Corp.	182,463
7,893	SiteOne Landscape Supply, Inc.(a)	581,083

		763,546

	Total Common Stocks (Identified Cost $35,084,640)	31,908,599

Principal Amount

Short-Term Investments – 3.8%

$1,253,510	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $1,253,510 on 4/01/2020 collateralized by $1,275,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $1,283,323 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,253,510)	1,253,510

	Total Investments – 101.5% (Identified Cost $36,338,150)	33,162,109

	Other assets less liabilities—(1.5)%	(495,927)

	Net Assets – 100.0%	$32,666,182

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2020 (Unaudited)

Software	11.4%
IT Services	8.9
Health Care Equipment & Supplies	6.7
Semiconductors & Semiconductor Equipment	6.4
Machinery	5.3
Biotechnology	5.1
Health Care Providers & Services	5.1
Life Sciences Tools & Services	5.0
Capital Markets	4.6
Food Products	3.6
Insurance	3.5
Hotels, Restaurants & Leisure	3.3
Pharmaceuticals	2.8
Diversified Consumer Services	2.7
Aerospace & Defense	2.4
Trading Companies & Distributors	2.3
Electronic Equipment, Instruments & Components	2.3
Professional Services	2.2
Other Investments, less than 2% each	14.1
Short-Term Investments	3.8

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,415,647,846	$466,663,484	$36,338,150
Net unrealized appreciation (depreciation)	45,258,279	(17,655,918)	(3,176,041)

Investments at value	1,460,906,125	449,007,566	33,162,109
Cash	544,318	—	—
Receivable for Fund shares sold	16,385,488	1,249,212	1,552
Receivable for securities sold	8,897,906	—	1,134,518
Dividends receivable	399,024	610,097	13,724
Prepaid expenses (Note 7)	9	4	—

TOTAL ASSETS	1,487,132,870	450,866,879	34,311,903

LIABILITIES
Payable for securities purchased	14,534,547	780,492	499,387
Payable for Fund shares redeemed	2,538,168	380,634	1,072,548
Management fees payable (Note 5)	959,701	281,154	10,693
Deferred Trustees’ fees (Note 5)	212,645	246,822	27,249
Administrative fees payable (Note 5)	57,225	18,334	1,315
Payable to distributor (Note 5d)	12,180	5,138	32
Other accounts payable and accrued expenses	89,335	73,327	34,497

TOTAL LIABILITIES	18,403,801	1,785,901	1,645,721

NET ASSETS	$1,468,729,069	$449,080,978	$32,666,182

NET ASSETS CONSIST OF:
Paid-in capital	$1,495,545,019	$445,223,375	$36,747,436
Accumulated earnings (loss)	(26,815,950)	3,857,603	(4,081,254)

NET ASSETS	$1,468,729,069	$449,080,978	$32,666,182

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$751,670,388	$275,331,695	$32,665,319

Shares of beneficial interest	37,315,334	14,912,565	3,912,965

Net asset value, offering and redemption price per share	$20.14	$18.46	$8.35

Retail Class:
Net assets	$72,740,402	$79,652,741	$—

Shares of beneficial interest	4,005,366	4,400,063	—

Net asset value, offering and redemption price per share	$18.16	$18.10	$—

Admin Class shares:
Net assets	$—	$6,665,912	$—

Shares of beneficial interest	—	389,605	—

Net asset value, offering and redemption price per share	$—	$17.11	$—

Class N shares:
Net assets	$644,318,279	$87,430,630	$863

Shares of beneficial interest	31,665,950	4,733,546	103

Net asset value, offering and redemption price per share	$20.35	$18.47	$8.35 *

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,015,525	$4,290,059	$107,346
Interest	317,141	39,764	6,143
Less net foreign taxes withheld	—	(17,211)	(837)

	2,332,666	4,312,612	112,652

Expenses
Management fees (Note 5)	6,568,523	2,519,135	143,558
Service and distribution fees (Note 5)	118,827	183,968	—
Administrative fees (Note 5)	383,947	147,141	8,393
Trustees’ fees and expenses (Note 5)	44,205	25,376	10,010
Transfer agent fees and expenses (Notes 5 and 6)	671,241	289,374	3,170
Audit and tax services fees	20,209	20,632	20,289
Custodian fees and expenses	30,513	11,046	4,209
Legal fees (Note 7)	14,981	5,255	609
Registration fees	72,982	61,993	34,183
Shareholder reporting expenses	40,526	32,322	4,428
Miscellaneous expenses (Note 7)	37,641	24,270	14,207

Total expenses	8,003,595	3,320,512	243,056
Less waiver and/or expense reimbursement (Note 5)	—	(146,357)	(81,746)

Net expenses	8,003,595	3,174,155	161,310

Net investment income (loss)	(5,670,929)	1,138,457	(48,658)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(53,910,373)	26,413,159	(597,218)
Net change in unrealized appreciation (depreciation) on:
Investments	(227,884,714)	(222,138,996)	(5,513,792)

Net realized and unrealized loss on investments	(281,795,087)	(195,725,837)	(6,111,010)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(287,466,016)	$(194,587,380)	$(6,159,668)

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income (loss)	$(5,670,929)	$(8,790,650)	$1,138,457	$2,471,460
Net realized gain (loss) on investments	(53,910,373)	155,991,266	26,413,159	55,538,968
Net change in unrealized appreciation (depreciation) on investments	(227,884,714)	(268,064,056)	(222,138,996)	(109,251,529)

Net decrease in net assets resulting from operations	(287,466,016)	(120,863,440)	(194,587,380)	(51,241,101)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(80,218,616)	(74,228,048)	(34,882,909)	(67,841,584)
Retail Class	(9,162,211)	(11,691,827)	(10,573,237)	(23,416,722)
Admin Class	—	—	(1,107,925)	(3,000,140)
Class N	(61,460,368)	(45,465,070)	(11,045,289)	(18,276,952)

Total distributions	(150,841,195)	(131,384,945)	(57,609,360)	(112,535,398)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	272,872,126	305,348,898	(21,694,780)	(86,935,502)

Net increase (decrease) in net assets	(165,435,085)	53,100,513	(273,891,520)	(250,712,001)
NET ASSETS
Beginning of the period	1,634,164,154	1,581,063,641	722,972,498	973,684,499

End of the period	$1,468,729,069	$1,634,164,154	$449,080,978	$722,972,498

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment loss	$(48,658)	$(82,902)
Net realized gain (loss) on investments	(597,218)	707,633
Net change in unrealized appreciation (depreciation) on investments	(5,513,792)	(112,924)

Net increase (decrease) in net assets resulting from operations	(6,159,668)	511,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(817,090)	(4,717,064)
Class N	(24)	—

Total distributions	(817,114)	(4,717,064)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	5,330,996	21,017,023

Net increase (decrease) in net assets	(1,645,786)	16,811,766
NET ASSETS
Beginning of the period	34,311,968	17,500,202

End of the period	$32,666,182	$34,311,968

See accompanying notes to financial statements.

|  30

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$26.30		$31.55	$27.37	$22.03	$22.22	$24.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.16)	(0.16)	(0.12)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(3.72)		(2.51)	7.54	5.46	1.59	1.63

Total from Investment Operations	(3.81)		(2.67)	7.38	5.34	1.50	1.49

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)	(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$20.14		$26.30	$31.55	$27.37	$22.03	$22.22

Total return	(16.66	)%(b)	(6.88)%	29.77%	24.24%	6.92%	5.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$751,670		$908,616	$926,914	$824,103	$812,383	$800,883
Net expenses	0.95	%(c)	0.95%	0.94%	0.95%	0.95%	0.94%
Gross expenses	0.95	%(c)	0.95%	0.94%	0.95%	0.95%	0.94%
Net investment loss	(0.69	)%(c)	(0.62)%	(0.58)%	(0.49)%	(0.41)%	(0.57)%
Portfolio turnover rate	23%		67%	41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$23.95		$29.09		$25.53	$20.61	$20.93	$23.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.21)		(0.22)	(0.16)	(0.13)	(0.19)
Net realized and unrealized gain (loss)	(3.33)		(2.35)		6.98	5.08	1.50	1.56

Total from Investment Operations	(3.44)		(2.56)		6.76	4.92	1.37	1.37

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)		(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$18.16		$23.95		$29.09	$25.53	$20.61	$20.93

Total return	(16.75	)%(b)	(7.11	)%(c)	29.45%	23.93%	6.61%	5.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,740		$95,635		$136,415	$107,387	$118,670	$162,906
Net expenses	1.20	%(d)	1.19	%(e)	1.19%	1.20%	1.20%	1.19%
Gross expenses	1.20	%(d)	1.20%		1.19%	1.20%	1.20%	1.19%
Net investment loss	(0.94	)%(d)	(0.86)%		(0.82)%	(0.73)%	(0.66)%	(0.82)%
Portfolio turnover rate	23%		67%		41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$26.53		$31.76	$27.50	$22.11	$22.27	$24.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.13)	(0.12)	(0.09)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	(3.76)		(2.52)	7.58	5.48	1.59	1.64

Total from Investment Operations	(3.83)		(2.65)	7.46	5.39	1.53	1.52

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)	(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$20.35		$26.53	$31.76	$27.50	$22.11	$22.27

Total return	(16.58	)%(b)	(6.76)%	29.93%	24.38%	7.05%	5.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$644,318		$629,914	$517,734	$279,508	$196,733	$162,591
Net expenses	0.83	%(c)	0.82%	0.82%	0.82%	0.83%	0.83%
Gross expenses	0.83	%(c)	0.82%	0.82%	0.82%	0.83%	0.83%
Net investment loss	(0.56	)%(c)	(0.49)%	(0.43)%	(0.39)%	(0.29)%	(0.51)%
Portfolio turnover rate	23%		67%	41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.66		$35.27	$37.37	$33.78	$32.19	$36.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10	0.09	0.13	0.17	0.27
Net realized and unrealized gain (loss)	(7.84)		(2.49)	2.11	6.36	4.82	0.49

Total from Investment Operations	(7.79)		(2.39)	2.20	6.49	4.99	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.08)	(0.05)	(0.14)	(0.22)	(0.22)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.41)		(4.22)	(4.30)	(2.90)	(3.40)	(4.97)

Net asset value, end of the period	$18.46		$28.66	$35.27	$37.37	$33.78	$32.19

Total return(b)	(30.02	)%(c)	(4.11)%	6.21%	19.68%	16.75%	1.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$275,332		$433,360	$587,198	$665,229	$654,501	$666,107
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.95	%(e)	0.93%	0.92%	0.93%	0.93%	0.92%
Net investment income	0.39	%(e)	0.36%	0.26%	0.37%	0.52%	0.75%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.11		$34.66	$36.83	$33.33	$31.78	$35.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.03	0.00 (b)	0.04	0.08	0.18
Net realized and unrealized gain (loss)	(7.70)		(2.44)	2.08	6.27	4.77	0.48

Total from Investment Operations	(7.68)		(2.41)	2.08	6.31	4.85	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		—	—	(0.05)	(0.12)	(0.11)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.33)		(4.14)	(4.25)	(2.81)	(3.30)	(4.86)

Net asset value, end of the period	$18.10		$28.11	$34.66	$36.83	$33.33	$31.78

Total return(c)	(30.12	)%(d)	(4.33)%	5.95%	19.38%	16.47%	0.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$79,653		$134,434	$208,310	$251,405	$267,936	$306,360
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.20	%(f)	1.18%	1.17%	1.18%	1.18%	1.17%
Net investment income	0.13	%(f)	0.10%	0.01%	0.12%	0.27%	0.50%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Admin Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$26.68		$33.25	$35.58	$32.31	$30.88		$35.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.04)	(0.08)	(0.04)	0.01		0.09
Net realized and unrealized gain (loss)	(7.26)		(2.39)	2.00	6.07	4.62		0.48

Total from Investment Operations	(7.28)		(2.43)	1.92	6.03	4.63		0.57

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	(0.02)		(0.00	)(b)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)		(4.75)

Total Distributions	(2.29)		(4.14)	(4.25)	(2.76)	(3.20)		(4.75)

Net asset value, end of the period	$17.11		$26.68	$33.25	$35.58	$32.31		$30.88

Total return(c)	(30.19	)%(d)	(4.60)%	5.68%	19.10%	16.19%		0.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,666		$13,357	$24,530	$30,533	$43,973		$45,762
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.40%	1.39	%(g)	1.38	%(h)
Gross expenses	1.45	%(f)	1.43%	1.42%	1.43%	1.42	%(g)	1.40	%(h)
Net investment income (loss)	(0.13	)%(f)	(0.15)%	(0.24)%	(0.11)%	0.03%		0.28%
Portfolio turnover rate	11%		24%	19%	25%	22%		22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.68		$35.31	$37.41	$33.81	$32.22	$36.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12	0.12	0.15	0.19	0.27
Net realized and unrealized gain (loss)	(7.84)		(2.50)	2.11	6.37	4.83	0.50

Total from Investment Operations	(7.78)		(2.38)	2.23	6.52	5.02	0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.11)	(0.08)	(0.16)	(0.25)	(0.24)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.43)		(4.25)	(4.33)	(2.92)	(3.43)	(4.99)

Net asset value, end of the period	$18.47		$28.68	$35.31	$37.41	$33.81	$32.22

Total return	(29.98	)%(b)	(4.07)%	6.28%	19.78%	16.84%	1.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$87,431		$141,821	$153,646	$136,162	$68,332	$38,555
Net expenses	0.85	%(c)	0.83%	0.83%	0.83%	0.83%	0.83	%(d)
Gross expenses	0.85	%(c)	0.83%	0.83%	0.83%	0.83%	0.83	%(d)
Net investment income	0.43	%(c)	0.43%	0.33%	0.44%	0.61%	0.76%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

37  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$10.03		$15.49		$12.31		$9.73	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.04)		(0.05)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.43)		(1.55	)(c)	3.23		2.60	0.70	(0.94)

Total from Investment Operations	(1.44)		(1.59)		3.18		2.60	0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		(0.02)	—	—
Net realized capital gains	(0.24)		(3.87)		—		—	—	—

Total Distributions	(0.24)		(3.87)		—		(0.02)	—	—

Net asset value, end of the period	$8.35		$10.03		$15.49		$12.31	$9.73	$9.05

Total return(d)	(14.89	)%(e)	(3.27)%		25.83%		26.74%	7.51%	(9.50	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,665		$34,312		$17,500		$14,592	$11,974	$9,242
Net expenses(f)	0.84	%(g)	0.85%		0.85%		0.85%	0.85%	0.85	%(g)
Gross expenses	1.27	%(g)	1.30%		1.43%		1.57%	1.75%	2.65	%(g)
Net investment income (loss)	(0.25	)%(g)	(0.35)%		(0.35)%		0.01%	(0.22)%	(0.53	)%(g)
Portfolio turnover rate	37%		67%		102	%(h)	49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

|  38

Financial Highlights – continued

For a share outstanding throughout each period.

Small/Mid Cap Growth Fund— Class N
Period Ended March 31, 2020* (Unaudited)
Net asset value, beginning of the period	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized gain (loss)	(1.29)

Total from Investment Operations	(1.30)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.24)

Net asset value, end of the period	$8.35

Total return(b)(c)	(13.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.83%
Gross expenses(e)	140.63%
Net investment loss(e)	(0.27)%
Portfolio turnover rate	37%

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares (effective October 1, 2019).

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

|  40

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has

41  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes

|  42

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

43  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, deferred Trustees’ fees, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$131,384,945	$131,384,945
Small Cap Value Fund	1,761,169	110,774,229	112,535,398
Small/Mid Cap Growth Fund	—	4,717,064	4,717,064

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(6,292,971)	$—	$(67,038)

*

Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

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As of March 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,415,647,846	$466,663,484	$36,338,150

Gross tax appreciation	$219,261,762	$85,291,418	$1,407,633
Gross tax depreciation	(174,003,483)	(102,947,336)	(4,583,674)

Net tax appreciation (depreciation)	$45,258,279	$(17,655,918)	$(3,176,041)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

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For the six months ended March 31, 2020, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.  New Accounting Pronouncement. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,395,191,452	$—	$—	$1,395,191,452
Short-Term Investments	—	65,714,673	—	65,714,673

Total	$1,395,191,452	$65,714,673	$—	$1,460,906,125

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$439,273,687	$—	$—	$439,273,687
Other Investments(a)	—	—	—	—
Short-Term Investments	—	9,733,879	—	9,733,879

Total	$439,273,687	$9,733,879	$—	$449,007,566

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,908,599	$—	$—	$31,908,599
Short-Term Investments	—	1,253,510	—	1,253,510

Total	$31,908,599	$1,253,510	$—	$33,162,109

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$482,203,705	$384,401,070
Small Cap Value Fund	71,631,093	152,043,625
Small/Mid Cap Growth Fund	20,980,361	13,383,952

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment

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Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	0.83%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended March 31, 2020, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Small Cap Growth Fund	$6,568,523	$—	$—	$6,568,523	0.75%	0.75%
Small Cap Value Fund	2,519,135	—	—	2,519,135	0.75%	0.75%
Small/Mid Cap Growth Fund	143,558	79,627	1,389	62,542	0.75%	0.33%

For the six months ended March 31, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$110,252	$32,920	$3,185	$—	$146,357

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2021.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by

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Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$118,827	$—
Small Cap Value Fund	15,261	153,446	15,261

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$383,947
Small Cap Value Fund	147,141
Small/Mid Cap Growth Fund	8,393

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold

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positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$661,169
Small Cap Value Fund	280,424
Small/Mid Cap Growth Fund	992

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,180
Small Cap Value Fund	5,138
Small/Mid Cap Growth Fund	32

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each

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Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2020, Natixis and affiliates, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Natixis	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	—	0.15%	1.30%	1.45%
Small Cap Value Fund	—	0.39%	4.19%	4.58%
Small/Mid Cap Growth Fund	Less than 1%	—	—	Less than 1%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any

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and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $730 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$605,803	$62,253	$—	$3,185
Small Cap Value Fund	216,577	65,106	6,443	1,248
Small/Mid Cap Growth Fund	2,440	—	—	730

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, none of the Funds had borrowings under this agreement.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than

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5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Small Cap Value Fund	1	7.42%
Small/Mid Cap Growth Fund	5	68.09%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Risk. Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,187,870	$172,100,244	11,579,961	$308,840,843
Issued in connection with the reinvestment of distributions	2,907,753	77,404,396	3,229,384	71,175,640
Redeemed	(7,328,693)	(186,805,050)	(9,640,609)	(255,383,227)

Net change	2,766,930	$62,699,590	5,168,736	$124,633,256

Retail Class
Issued from the sale of shares	572,516	$12,846,699	1,457,788	$35,354,241
Issued in connection with the reinvestment of distributions	379,550	9,116,785	580,575	11,675,362
Redeemed	(939,892)	(21,781,361)	(2,734,300)	(66,088,287)

Net change	12,174	$182,123	(695,937)	$(19,058,684)

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10.  Capital Shares – continued

	Small Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	8,980,579	$232,288,718	14,891,081	$407,213,957
Issued in connection with the reinvestment of distributions	2,249,879	60,476,756	2,040,644	45,322,697
Redeemed	(3,310,307)	(82,775,061)	(9,488,573)	(252,762,328)

Net change	7,920,151	$209,990,413	7,443,152	$199,774,326

Increase from capital share transactions	10,699,255	$272,872,126	11,915,951	$305,348,898

	Small Cap Value Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,200,840	$30,898,944	1,885,997	$52,720,402
Issued in connection with the reinvestment of distributions	1,187,726	33,101,927	2,757,754	64,641,757
Redeemed	(2,595,423)	(67,537,255)	(6,172,550)	(172,631,075)

Net change	(206,857)	$(3,536,384)	(1,528,799)	$(55,268,916)

Retail Class
Issued from the sale of shares	110,004	$2,771,868	248,433	$6,930,683
Issued in connection with the reinvestment of distributions	385,444	10,541,881	1,013,991	23,352,213
Redeemed	(878,427)	(23,108,375)	(2,489,201)	(67,155,838)

Net change	(382,979)	$(9,794,626)	(1,226,777)	$(36,872,942)

Admin Class
Issued from the sale of shares	59,420	$1,473,427	164,641	$4,244,622
Issued in connection with the reinvestment of distributions	33,393	863,879	103,280	2,261,822
Redeemed	(203,794)	(4,163,577)	(505,156)	(12,991,234)

Net change	(110,981)	$(1,826,271)	(237,235)	$(6,484,790)

Class N
Issued from the sale of shares	380,627	$9,332,730	1,949,203	$53,692,224
Issued in connection with the reinvestment of distributions	396,172	11,045,289	779,733	18,276,952
Redeemed	(987,460)	(26,915,518)	(2,136,634)	(60,278,030)

Net change	(210,661)	$(6,537,499)	592,302	$11,691,146

Decrease from capital share transactions	(911,478)	$(21,694,780)	(2,400,509)	$(86,935,502)

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10.  Capital Shares – continued

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,247,278	$12,904,888	2,433,625	$23,898,389
Issued in connection with the reinvestment of distributions	74,958	787,810	540,127	4,234,598
Redeemed	(298,965)	(2,762,496)	(681,600)	(7,115,964)
Redeemed in-kind (Note 11)	(532,341)	(5,600,230)	—	—

Net change	490,930	$5,329,972	2,292,152	$21,017,023

Class N(a)
Issued from the sale of shares	101	$1,000	—	$—
Issued in connection with the reinvestment of distributions	2	24	—	—

Net change	103	$1,024	—	$—

Increase from capital share transactions	491,033	$5,330,996	2,292,152	$21,017,023

(a) Class operations commenced on October 1, 2019.

11.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Small/Mid Cap Growth Fund realized a gain of $779,521 on redemptions in-kind during the six months ended March 31, 2020. This amount is included in realized gain (loss) on the Statements of Operations.

|  56

Loomis Sayles Bond Fund

Semiannual Report

March 31, 2020

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	20

Notes to Financial Statements	27

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Brian P. Kennedy	Admin Class	LBFAX
Elaine M. Stokes	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

1  |

LOOMIS SAYLES BOND FUND

Average Annual Total Returns — March 31, 20202

						Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 5/16/91)	-9.63%	-6.39%	1.00%	4.07%	—%	0.67%	0.67%

Retail Class (Inception 12/31/96)	-9.72	-6.51	0.75	3.80	—	0.92	0.92

Admin Class (Inception 1/2/98)	-9.81	-6.77	0.50	3.53	—	1.17	1.17
Class N (Inception 2/1/13)	-9.54	-6.26	1.07	—	1.83	0.59	0.59

Comparative Performance
Bloomberg Barclays US Government/ Credit Bond Index[1]	3.36	9.82	3.54	4.15	3.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays US Government/Credit Bond Index is the non-securitized component of the US Aggregate Index and was the first macro index launched by Barclays Capital. The US Government/Credit Bond Index includes Treasuries (i.e., public obligations of the US Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The US Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the US Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6)

3  |

and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$903.70	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.65	$3.39

Retail Class
Actual	$1,000.00	$902.80	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65

Admin Class
Actual	$1,000.00	$901.90	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91

Class N
Actual	$1,000.00	$904.60	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03

*  Expenses are equal to the Fund’s annualized expense ratio: 0.67%, 0.92%, 1.17% and 0.60% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 70.4% of Net Assets

Non-Convertible Bonds – 65.5%

	ABS Other – 0.6%
$21,324,711	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)	$20,589,435
20,103,545	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(c)(d)(e)	16,613,570
8,971,235	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(c)(d)(e)	5,138,724
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(c)(d)(e)(f)	—
8,970,944	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(b)	8,678,577

		51,020,306

	Aerospace & Defense – 1.5%
260,000	Boeing Co. (The), 3.100%, 5/01/2026	239,185
45,000	Boeing Co. (The), 3.625%, 3/01/2048	39,110
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,080,577
7,515,000	Boeing Co. (The), 3.950%, 8/01/2059	6,744,630
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	20,010,000
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	780,043
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	7,698,600
10,075,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	6,723,551
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,572,495
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,640,514
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	12,444,150
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	377,200
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.427%, 2/15/2067, 144A(g)	3,958,121
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	29,407,941
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	24,438,757

		128,154,874

	Airlines – 0.5%
345,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	241,500
29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	23,509,237
4,293,160	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	3,430,714
4,161,111	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	3,548,834
2,018,241	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,009,684
2,250,112	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,273,806

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$292,677
5,193,125	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,133,215

		40,439,667

	Automotive – 1.3%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,349,720
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,845,784
21,945,000	Ford Motor Co., 4.750%, 1/15/2043	12,453,788
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,217,674
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,295,015
26,145,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	25,295,288
1,510,000	General Motors Co., 5.200%, 4/01/2045	1,195,611
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	34,873,421
17,724,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	16,261,770
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,456,880
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	6,182,400

		111,427,351

	Banking – 5.8%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,562,493
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	61,280,717
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	39,029,293
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	21,978,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,620,139
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,083,052
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,865,500
27,405,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	19,635,674
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	25,902,819
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,950,724
47,205,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	50,002,885
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	48,637,880
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	142,632,239
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,209,528
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	49,322,066
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,581,027

		503,294,036

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.1%
$2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	$1,728,600
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,199,400
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,224,192
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	22,904,555

		96,056,747

	Building Materials – 0.3%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,267,905
4,835,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	4,266,887
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,737,889
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,570,364
650,000	Owens Corning, 4.400%, 1/30/2048	554,337
6,344,000	Owens Corning, 7.000%, 12/01/2036	7,213,212

		29,610,594

	Cable Satellite – 0.9%
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	25,204,200
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	8,926,944
8,654,000	DISH DBS Corp., 7.750%, 7/01/2026	8,891,985
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,812,199
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	563,207
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	10,723,073
17,637,000	Ziggo BV, 5.500%, 1/15/2027, 144A	17,637,000

		77,758,608

	Chemicals – 0.2%
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	15,333,360

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	34,502,244
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,181,600
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	9,647,575

		47,331,419

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	7,804,125

	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	12,997,320

	Diversified Manufacturing – 0.2%
8,950,000	General Electric Co., 4.500%, 3/11/2044	8,803,690
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.131%, 5/13/2024(g)	10,096,663
2,080,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(h)	1,716,000

		20,616,353

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Electric – 0.8%
$2,644,000	AES Corp. (The), 4.875%, 5/15/2023	$2,544,823
40,297,185	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,131,645
1,230,000	Edison International, 4.950%, 4/15/2025	1,227,159
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	8,836,194
12,250,000	Vistra Energy Corp., 5.875%, 6/01/2023	12,219,375

		71,959,196

	Finance Companies – 4.2%
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.581%, 1/15/2067, 144A(a)(c)(e)(g)	1,190,004
15,585,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	16,052,589
445,000	Navient Corp., 5.000%, 3/15/2027	382,567
27,420,000	Navient Corp., 5.500%, 1/25/2023	25,774,800
5,365,000	Navient Corp., 5.875%, 10/25/2024	4,935,800
150,996(††)	Navient Corp., 6.000%, 12/15/2043	2,602,165
38,431,000	Navient Corp., 6.750%, 6/15/2026	35,356,520
58,523,000	Navient Corp., MTN, 5.625%, 8/01/2033	43,143,156
75,327,000	Navient Corp., MTN, 6.125%, 3/25/2024	69,677,475
2,950,000	Navient Corp., MTN, 7.250%, 1/25/2022	2,844,744
10,870,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	10,628,686
31,410,000	Springleaf Finance Corp., 6.875%, 3/15/2025	31,633,639
10,145,000	Springleaf Finance Corp., 7.125%, 3/15/2026	10,043,550
36,085,000	Springleaf Finance Corp., 7.750%, 10/01/2021	36,265,425
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	77,845,000

		368,376,120

	Financial Other – 0.4%
35,775,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	32,376,375

	Food & Beverage – 0.2%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	956,220
23,500,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	21,329,305

		22,285,525

	Gaming – 0.2%
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	15,342,450

	Government Owned – No Guarantee – 0.1%
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	9,222,633

	Healthcare – 3.1%
3,000,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	2,775,000
5,175,000	HCA, Inc., 5.375%, 9/01/2026	5,332,010
27,204,000	HCA, Inc., 7.050%, 12/01/2027	28,020,120
27,545,000	HCA, Inc., 7.500%, 11/06/2033	27,545,000
45,324,000	HCA, Inc., 8.360%, 4/15/2024	46,683,720
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,152,320

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bond and Notes – continued

	Healthcare – continued
$12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$12,446,000
45,135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	43,103,925
54,975,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	50,714,437
49,062,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	41,212,080
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	942,975
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	686,122

		266,613,709

	Home Construction – 0.7%
8,225,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	6,251,000
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	52,999,537

		59,250,537

	Independent Energy – 1.0%
6,177,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	4,618,459
24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	14,257,620
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	2,407,590
7,525,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(c)(d)(e)(i)(j)	358,190
8,199,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(c)(d)(e)(i)(j)(k)	—
11,379,000	California Resources Corp., 5.500%, 9/15/2021(a)(b)	1,109,453
1,709,000	California Resources Corp., 6.000%, 11/15/2024(a)(b)	34,180
103,250,000	California Resources Corp., 8.000%, 12/15/2022, 144A(a)(b)	1,548,750
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(a)(b)	183,500
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(a)(b)	1,607,771
64,710,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(a)(b)	4,529,700
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	10,231,896
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	4,904,971
418,000	Continental Resources, Inc., 5.000%, 9/15/2022	266,659
1,500,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	225,300
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(a)(b)	3,784,137
10,098,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,657,702
2,000,000	Montage Resources Corp., 8.875%, 7/15/2023(a)(b)	1,350,000
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	545,300
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	1,165,422
186,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	163,569
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,579,900
190,000	Range Resources Corp., 4.875%, 5/15/2025	113,050
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(a)(b)(j)	186,375
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(a)(b)(j)	31,050
4,915,000	SM Energy Co., 5.000%, 1/15/2024	1,572,554
9,235,000	SM Energy Co., 5.625%, 6/01/2025	2,516,630
17,818,000	SM Energy Co., 6.125%, 11/15/2022	7,539,295

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$13,772,000	SM Energy Co., 6.625%, 1/15/2027	$4,008,547
11,777,000	SM Energy Co., 6.750%, 9/15/2026	3,533,100
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(a)(b)	5,645,200
3,615,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(a)(b)	854,044
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(a)(b)(f)	2,598,624
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(a)(b)(f)	608,314
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(a)(b)(f)	2,241,338

		90,978,190

	Life Insurance – 3.4%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,376,070
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	80,323,829
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	6,142,642
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,978,686
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,537,500
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	14,143,250
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)(b)	80,932,088
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	68,463,456
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	18,597,941
2,500,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	2,279,022

		295,774,484

	Local Authorities – 0.7%
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	63,388,670
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(l)	1,064,645

		64,453,315

	Media Entertainment – 0.1%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,369,643

	Metals & Mining – 1.1%
35,180,000	ArcelorMittal S.A., 6.750%, 3/01/2041	34,607,664
3,635,000	ArcelorMittal S.A., 7.000%, 10/15/2039	3,695,669
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,528,611
5,370,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	6,877,727
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	11,128,320
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,012,500
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	14,662,822
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,202,515
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	8,268,289
11,640,000	United States Steel Corp., 6.650%, 6/01/2037	7,009,608

		95,993,725

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – 0.5%
$755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	$566,250
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	4,341,285
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	6,586,042
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,324,969
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	6,093,480
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	4,015,363
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	204,080
16,100,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)(b)(h)	230,230
18,753,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	17,949,189

		41,310,888

	Mortgage Related – 0.0%
28,472	FHLMC, 5.000%, 12/01/2031	30,865

	Oil Field Services – 0.9%
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	3,143,732
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	3,159,600
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	3,500
2,680	Precision Drilling Corp., 6.500%, 12/15/2021	2,010
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,295,380
25,802,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	20,641,600
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	30,508,900
69,157,000	Transocean, Inc., 6.800%, 3/15/2038(a)(b)	15,906,110
4,030,000	Transocean, Inc., 7.500%, 4/15/2031	1,027,045
15,500,000	Valaris PLC, 7.750%, 2/01/2026(a)(b)	1,417,940

		77,105,817

	Paper – 1.6%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	55,437,273
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,788,888
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,172,693
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	35,656,045
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,827,002
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,544,273

		137,426,174

	Property & Casualty Insurance – 0.2%
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033, 144A(f)(g)	7,412,050
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033(f)(g)	42,400

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$4,810,000	Radian Group, Inc., 4.500%, 10/01/2024	$4,737,850
2,825,000	Radian Group, Inc., 4.875%, 3/15/2027	2,782,625

		14,974,925

	Retailers – 0.6%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,038,138
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	5,893,765
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,185,721
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(a)(b)	2,772,750
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(a)(b)	301,155
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,912,457
41,870,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	30,983,800

		55,087,786

	Supermarkets – 0.3%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	15,140,844
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	6,896,925
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,681,953

		24,719,722

	Supranational – 0.1%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	11,594,715

	Technology – 1.4%
49,820,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	46,799,912
35,206,000	KLA Corp., 4.650%, 11/01/2024	37,144,686
12,970,000	KLA Corp., 5.650%, 11/01/2034	15,004,114
5,205,000	Micron Technology, Inc., 4.975%, 2/06/2026	5,455,255
2,024,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,423,113
17,527,000	Seagate HDD Cayman, 4.875%, 6/01/2027	17,264,260

		124,091,340

	Transportation Services – 0.1%
20,994,000	APL Ltd., 8.000%, 1/15/2024(a)(b)	8,397,600

	Treasuries – 25.8%
545,500,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	388,203,119
8,600,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	34,254,990
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	19,793,850
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	174,809,888
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	43,530,584
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	14,960,991
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	164,187,487
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	541,809

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bond and Notes – continued

	Treasuries – continued
$128,565,000	New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	$81,626,781
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	49,574,636
764,599,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	76,432,645
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	47,231,520
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,409,391
203,945,000	U.S. Treasury Bond, 3.000%, 8/15/2048	283,292,352
80,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	81,559,375
468,275,000	U.S. Treasury Note, 1.500%, 10/31/2021	477,805,127
279,500,000	U.S. Treasury Note, 1.500%, 11/30/2021	285,472,130

		2,241,686,675

	Wireless – 0.2%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	11,105,856
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,081,360

		16,187,216

	Wirelines – 4.7%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030	147,447,106
15,760,000	AT&T, Inc., 4.500%, 3/09/2048	17,066,895
19,930,000	AT&T, Inc., 4.550%, 3/09/2049	21,420,211
10,946,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	9,180,313
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,053,753
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	3,516,958
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,884,356
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,725,500
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,535,726
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,711,015
3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	3,111,900
8,990,000	Qwest Corp., 7.250%, 9/15/2025	9,132,362
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	49,047,570
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,837,275
13,590,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	19,379,923
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	80,629,278
5,495,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(a)(b)(j)	219,800
12,552,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(a)(b)(j)	502,080

		409,402,021

	Total Non-Convertible Bonds (Identified Cost $6,813,221,172)	5,700,856,406

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bond and Notes – continued

Convertible Bonds – 3.5%

	Cable Satellite – 2.2%
$48,505,000	DISH Network Corp., 2.375%, 3/15/2024	$38,440,213
184,610,000	DISH Network Corp., 3.375%, 8/15/2026	149,875,905

		188,316,118

	Independent Energy – 0.1%
92,990,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(b)(c)	2,789,700
14,628,000	SM Energy Co., 1.500%, 7/01/2021	5,282,516
3,269,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(a)(b)(f)	1,569,120

		9,641,336

	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,298,619
1,263,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,338,843

		5,637,462

	REITs – Diversified – 0.2%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	18,368,300

	Technology – 0.9%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	13,303,631
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	5,296,500
26,148,000	Nuance Communications, Inc., 1.000%, 12/15/2035	24,985,460
14,263,000	Nuance Communications, Inc., 1.250%, 4/01/2025	15,459,238
1,363,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,436,329
23,950,000	Western Digital Corp., 1.500%, 2/01/2024	20,832,291

		81,313,449

	Total Convertible Bonds (Identified Cost $429,735,258)	303,276,665

Municipals – 1.4%

	Illinois – 0.3%
25,725,000	State of Illinois, 5.100%, 6/01/2033	25,535,407

	Michigan – 0.1%
12,705,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	12,560,036

	Virginia – 1.0%
95,465,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	82,475,077

	Total Municipals (Identified Cost $128,230,493)	120,570,520

	Total Bonds and Notes (Identified Cost $7,371,186,923)	6,124,703,591

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – 0.0%

	Technology – 0.0%
$7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.659%, 4/01/2022(a)(b)(g) (Identified Cost $6,892,219)	$1,856,194

Shares

Common Stocks – 9.8%

	Automobiles – 1.2%
21,480,222	Ford Motor Co.	103,749,472

	Chemicals – 0.1%
733,495	Hexion Holdings Corp., Class B(a)(b)(f)	7,426,637

	Diversified Telecommunication Services – 3.7%
11,115,698	AT&T, Inc.	324,022,597

	Electronic Equipment, Instruments & Components – 1.0%
4,304,382	Corning, Inc.	88,412,006

	Media – 0.0%
1,740,413	Clear Channel Outdoor Holdings, Inc.(f)	1,113,864
83,772	iHeartMedia, Inc., Class A(f)	612,373
204,160	Thryv Holdings, Inc.(a)(b)(d)(f)	918,720

		2,644,957

	Oil, Gas & Consumable Fuels – 0.1%
93,585	Battalion Oil Corp.(f)	437,510
3,016,077	Bellatrix Exploration Ltd.(a)(c)(d)(e)(f)(i)	—
1,033,462	Chesapeake Energy Corp.(f)	178,479
2,354	Frontera Energy Corp.	5,771
209,391	Paragon Offshore Ltd., Litigation Units, Class A(a)(c)(d)(e)(f)	—
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)	3,441,973
2,021	Southcross Holdings Group LLC(d)(f)	—
2,021	Southcross Holdings LP, Class A(a)(c)(d)(e)	133,992

		4,197,725

	Pharmaceuticals – 3.7%
5,822,378	Bristol-Myers Squibb Co.	324,539,350

	Total Common Stocks (Identified Cost $1,045,379,902)	854,992,744

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.5%

	Banking – 0.2%
11,443	Bank of America Corp., Series L, 7.250%	$14,487,067

	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	219,457

	Independent Energy – 0.1%
257,387	Chesapeake Energy Corp., 4.500%	1,114,486
503,052	Chesapeake Energy Corp., 5.000%(a)(b)	2,414,599
16,454	Chesapeake Energy Corp., 5.750%, 144A(a)(b)	468,619

		3,997,704

	Midstream – 0.2%
3,044	Chesapeake Energy Corp., 5.750%(a)(b)	86,695
50,481	Chesapeake Energy Corp., 5.750%(a)(b)	1,437,727
39,322	Chesapeake Energy Corp., 5.750%, 144A(a)(b)	1,119,913
433,942	El Paso Energy Capital Trust I, 4.750%	18,659,506

		21,303,841

	Total Convertible Preferred Stocks (Identified Cost $174,382,771)	40,008,069

Non-Convertible Preferred Stocks – 0.2%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	136,340
50,100	Southern California Edison Co., 4.780%	1,227,450

		1,363,790

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	318,960

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	210,939

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,433,900

	REITs – Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	12,168,504

	Total Non-Convertible Preferred Stocks (Identified Cost $11,824,666)	16,496,093

	Total Preferred Stocks (Identified Cost $186,207,437)	56,504,162

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares		Description	Value (†)

Closed-End Investment Companies – 0.0%
170,002		NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	$1,404,217

Warrants – 0.0%
629,465		iHeartMedia, Inc., Expiration on 5/1/2039(f) (Identified Cost $15,276,366)	4,012,839

Principal Amount (‡)

Short-Term Investments – 18.2%
$16,704,156,763		Central Bank of Iceland, 0.000%, (ISK)(a)(b)(g)(m)	117,634,907
169,612,779		Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $169,612,779 on 4/01/2020 collateralized by $117,885,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $173,007,065 including accrued interest (Note 2 of Notes to Financial Statements)	169,612,779
300,000,000		U.S. Treasury Bills, 0.809%-0.825%, 4/23/2020(n)(o)	299,994,225
379,000,000		U.S. Treasury Bills, 1.380%-1.415%, 5/28/2020(n)(o)	378,954,994
25,000,000		U.S. Treasury Bills, 1.516%, 7/30/2020(n)	24,992,687
212,180,000		U.S. Treasury Bills, 1.518%, 8/13/2020(n)	212,118,595
25,200,000		U.S. Treasury Bills, 1.520%, 8/06/2020(n)	25,192,421
191,855,000		U.S. Treasury Bills, 1.605%-1.615%, 4/02/2020(n)(o)	191,854,998
158,500,000		U.S. Treasury Bills, 1.615%, 4/09/2020(n)	158,496,865

		Total Short-Term Investments (Identified Cost $1,594,791,323)	1,578,852,471

		Total Investments – 99.1% (Identified Cost $10,229,542,107)	8,622,326,218

		Other assets less liabilities – 0.9%	78,202,485

		Net Assets – 100.0%	$8,700,528,703

(†	)	See Note 2 of Notes to Financial Statements.
(‡	)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††	)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)		Amount shown represents units. One unit represents a principal amount of 100.
(a	)	Illiquid security.
(b	)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $425,546,673 or 4.9% of net assets. See Note 2 of Notes to Financial Statements.

(c)		Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

(d)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Bellatrix Exploration Ltd., 8.500%	6/04/2019	$7,374,500	$358,190	Less than 0.1%

Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	5,411,340	—	—

Bellatrix Exploration Ltd.	6/04/2019	3,790,394	—	—

GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	20,103,545	16,613,570	0.2%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	8,971,235	5,138,724	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339	—	—

Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,451,033	—	—

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326	3,441,973	Less than 0.1%

Southcross Holdings Group LLC	4/29/2016	—	—	—

Southcross Holdings LP, Class A	4/29/2016	2,950,992	133,992	Less than 0.1%

Thryv Holdings, Inc.	8/12/2016	960,757	918,720	Less than 0.1%

(e)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $23,434,480 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Non-income producing security.

(g)	Variable rate security. Rate as of March 31, 2020 is disclosed.

(h)	Perpetual bond with no specified maturity date.

(i)	Affiliated issuer. See Note 5g for a summary of transactions in securities of affiliated issuers.

(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(m)	Security callable by issuer at any time. No specified maturity date.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(o)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $971,492,995 or 11.2% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

GBP	British Pound

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Bond Fund – continued

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	25.8%
Banking	6.0
Wirelines	4.7
Finance Companies	4.2
Pharmaceuticals	3.8
Diversified Telecommunication Services	3.7
Life Insurance	3.4
Healthcare	3.1
Cable Satellite	3.1
Technology	2.3
Other Investments, less than 2% each	20.8
Short-Term Investments	18.2
Closed-End Investment Companies	0.0 *

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

* Less than 0.1%

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	81.1%
Canadian Dollar	6.1
Mexican Peso	5.5
Other, less than 2% each	6.4

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

ASSETS
Unaffiliated investments at cost	$10,212,627,438
Affiliated investments at cost (Note 5)	16,914,669
Net unrealized depreciation on unaffiliated investments	(1,590,659,410)
Net unrealized depreciation on affiliated investments (Note 5)	(16,556,479)

Investments at value	8,622,326,218
Cash	5,094,456
Receivable for Fund shares sold	21,945,627
Dividends and interest receivable	89,746,361
Tax reclaims receivable	21,896
Prepaid expenses (Note 7)	53

TOTAL ASSETS	8,739,134,611

LIABILITIES
Payable for securities purchased	19,634,336
Payable for Fund shares redeemed	11,992,536
Management fees payable (Note 5)	4,199,640
Deferred Trustees’ fees (Note 5)	1,942,071
Administrative fees payable (Note 5)	353,710
Payable to distributor (Note 5d)	46,289
Other accounts payable and accrued expenses	437,326

TOTAL LIABILITIES	38,605,908

NET ASSETS	$8,700,528,703

NET ASSETS CONSIST OF:
Paid-in capital	$10,401,299,872
Accumulated loss	(1,700,771,169)

NET ASSETS	$8,700,528,703

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$6,396,676,426

Shares of beneficial interest	528,139,691

Net asset value, offering and redemption price per share	$12.11

Retail Class:
Net assets	$1,603,569,012

Shares of beneficial interest	133,130,309

Net asset value, offering and redemption price per share	$12.05

Admin Class shares:
Net assets	$64,667,864

Shares of beneficial interest	5,391,478

Net asset value, offering and redemption price per share	$11.99

Class N shares:
Net assets	$635,615,401

Shares of beneficial interest	52,545,111

Net asset value, offering and redemption price per share	$12.10

See accompanying notes to financial statements.

|  20

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME
Interest from unaffiliated investments	$206,985,796
Interest from affiliated investments (Note 5)	210,695
Dividends	32,573,218
Less net foreign taxes withheld	(65,734)

239,703,975

Expenses
Management fees (Note 5)	27,318,748
Service and distribution fees (Note 5)	2,602,302
Administrative fees (Note 5)	2,265,038
Trustees’ fees and expenses (Note 5)	223,669
Transfer agent fees and expenses (Notes 5 and 6)	3,586,969
Audit and tax services fees	32,141
Custodian fees and expenses	233,763
Legal fees (Note 7)	87,590
Registration fees	117,335
Shareholder reporting expenses	212,361
Miscellaneous expenses (Note 7)	165,929

Total expenses	36,845,845

Net investment income	202,858,130

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Unaffiliated investments	5,617,088
Foreign currency transactions (Note 2c)	(63,828)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,157,143,426)
Affiliated investments (Note 5)	(4,367,505)
Foreign currency translations (Note 2c)	(2,715,829)

Net realized and unrealized loss on investments and foreign currency transactions	(1,158,673,500)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(955,815,370)

See accompanying notes to financial statements.

21  |

Statement of Changes In Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$202,858,130	$448,515,423
Net realized gain on investments and foreign currency transactions	5,553,260	24,576,670
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,164,226,760)	7,816,158

Net increase (decrease) in net assets resulting from operations	(955,815,370)	480,908,251

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(150,357,709)	(334,548,005)
Retail Class	(35,813,171)	(81,827,929)
Admin Class	(1,348,857)	(3,617,633)
Class N	(14,419,381)	(18,399,820)

Total distributions	(201,939,118)	(438,393,387)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(786,767,610)	(1,508,711,343)

Net decrease in net assets	(1,944,522,098)	(1,466,196,479)
NET ASSETS
Beginning of the period	10,645,050,801	12,111,247,280

End of the period	$8,700,528,703	$10,645,050,801

See accompanying notes to financial statements.

|  22

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.66		$13.57	$14.28	$14.04	$13.65	$15.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.55	0.49	0.53	0.56	0.61
Net realized and unrealized gain (loss)	(1.55)		0.08	(0.37)	0.28	0.62	(1.55)

Total from Investment Operations	(1.28)		0.63	0.12	0.81	1.18	(0.94)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.50)	(0.54)	(0.43)	(0.29)	(0.50)
Net realized capital gains	(0.02)		(0.04)	(0.29)	(0.14)	(0.50)	(0.40)

Total Distributions	(0.27)		(0.54)	(0.83)	(0.57)	(0.79)	(0.90)

Net asset value, end of the period	$12.11		$13.66	$13.57	$14.28	$14.04	$13.65

Total return	(9.63	)%(b)	4.88%	0.97%	5.99%	9.17%	(6.37)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,396,676		$8,071,961	$9,025,850	$9,785,854	$10,045,427	$12,966,991
Net expenses	0.67	%(c)	0.67%	0.66%	0.66%	0.66%	0.64%
Gross expenses	0.67	%(c)	0.67%	0.66%	0.66%	0.66%	0.64%
Net investment income	3.98	%(c)	4.12%	3.59%	3.80%	4.21%	4.17%
Portfolio turnover rate	12%		17%	7%	9%	13%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

23  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.59		$13.49		$14.21	$13.97	$13.59	$15.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.52		0.46	0.50	0.53	0.57
Net realized and unrealized gain (loss)	(1.54)		0.08		(0.38)	0.28	0.61	(1.55)

Total from Investment Operations	(1.29)		0.60		0.08	0.78	1.14	(0.98)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.46)		(0.51)	(0.40)	(0.26)	(0.46)
Net realized capital gains	(0.02)		(0.04)		(0.29)	(0.14)	(0.50)	(0.40)

Total Distributions	(0.25)		(0.50)		(0.80)	(0.54)	(0.76)	(0.86)

Net asset value, end of the period	$12.05		$13.59		$13.49	$14.21	$13.97	$13.59

Total return	(9.72	)%(b)	4.72	%(c)	0.64%	5.75%	8.86%	(6.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,603,569		$2,019,828		$2,520,105	$3,496,126	$4,495,997	$6,268,878
Net expenses	0.92	%(d)	0.91	%(e)	0.91%	0.91%	0.91%	0.89%
Gross expenses	0.92	%(d)	0.92%		0.91%	0.91%	0.91%	0.89%
Net investment income	3.73	%(d)	3.88%		3.33%	3.56%	3.97%	3.91%
Portfolio turnover rate	12%		17%		7%	9%	13%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  24

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.53		$13.44		$14.16	$13.92	$13.54	$15.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.48		0.42	0.46	0.49	0.53
Net realized and unrealized gain (loss)	(1.53)		0.08		(0.38)	0.28	0.62	(1.55)

Total from Investment Operations	(1.30)		0.56		0.04	0.74	1.11	(1.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.43)		(0.47)	(0.36)	(0.23)	(0.42)
Net realized capital gains	(0.02)		(0.04)		(0.29)	(0.14)	(0.50)	(0.40)

Total Distributions	(0.24)		(0.47)		(0.76)	(0.50)	(0.73)	(0.82)

Net asset value, end of the period	$11.99		$13.53		$13.44	$14.16	$13.92	$13.54

Total return	(9.81	)%(b)	4.40	%(c)	0.38%	5.51%	8.64%	(6.89)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$64,668		$84,028		$121,683	$170,436	$185,902	$239,088
Net expenses	1.17	%(d)	1.16	%(e)	1.16%	1.16%	1.16%	1.14%
Gross expenses	1.17	%(d)	1.17%		1.16%	1.16%	1.16%	1.14%
Net investment income	3.48	%(d)	3.63%		3.08%	3.31%	3.72%	3.67%
Portfolio turnover rate	12%		17%		7%	9%	13%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

25  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.64		$13.55	$14.27	$14.02	$13.64	$15.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.56	0.50	0.54	0.57	0.63
Net realized and unrealized gain (loss)	(1.53)		0.08	(0.38)	0.29	0.61	(1.56)

Total from Investment Operations	(1.26)		0.64	0.12	0.83	1.18	(0.93)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.51)	(0.55)	(0.44)	(0.30)	(0.51)
Net realized capital gains	(0.02)		(0.04)	(0.29)	(0.14)	(0.50)	(0.40)

Total Distributions	(0.28)		(0.55)	(0.84)	(0.58)	(0.80)	(0.91)

Net asset value, end of the period	$12.10		$13.64	$13.55	$14.27	$14.02	$13.64

Total return	(9.54	)%(b)	4.97%	0.97%	6.14%	9.18%	(6.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$635,615		$469,234	$443,609	$224,074	$113,335	$85,042
Net expenses	0.60	%(c)	0.59%	0.59%	0.59%	0.58%	0.57%
Gross expenses	0.60	%(c)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	3.99	%(c)	4.20%	3.68%	3.83%	4.28%	4.33%
Portfolio turnover rate	12%		17%	7%	9%	13%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

27  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from

|  28

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$425,546,673	4.9%	$23,434,480	0.3%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

29  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2020, the amount of income available to be distributed by the Fund has been reduced by $38,991,428 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  When-Issued and Delayed Delivery Transactions. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

There were no when-issued or delayed delivery securities held by the Fund as of March 31, 2020.

e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, defaulted and/or non-income producing securities, deferred Trustees’ Fees, partnership basis adjustments, premium amortization, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book

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March 31, 2020 (Unaudited)

and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, partnership basis adjustments, corporate actions and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

2019 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$402,223,224	$36,170,163	$438,393,387

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2020, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)
Investments	$(896,363,262)
Foreign currency translations	(765,726,863)

Total unrealized depreciation	$(1,662,090,125)

As of March 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$10,281,105,971

Gross tax appreciation	$462,899,496
Gross tax depreciation	(2,121,679,249)

Net tax depreciation	$(1,658,779,753)

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

g.  Senior Loans. The Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

h.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

i.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund

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March 31, 2020 (Unaudited)

may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2020, the Fund did not loan securities under this agreement.

j.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

k.  New Accounting Pronouncement. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Fund’s semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$29,268,012	$21,752,294	(b)(c)	$51,020,306
Finance Companies	2,602,165	364,583,951	1,190,004	(d)	368,376,120
Independent Energy	—	90,620,000	358,190	(c)(d)	90,978,190
All Other Non-Convertible Bonds(a)	—	5,190,481,790	—		5,190,481,790

Total Non-Convertible Bonds	2,602,165	5,674,953,753	23,300,488		5,700,856,406

Convertible Bonds
Independent Energy	—	6,851,636	2,789,700	(e)	9,641,336
All Other Convertible Bonds(a)	—	293,635,329	—		293,635,329

Total Convertible Bonds	—	300,486,965	2,789,700		303,276,665

Municipals(a)	—	120,570,520	—		120,570,520

Total Bonds and Notes	2,602,165	6,096,011,238	26,090,188		6,124,703,591

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Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$1,856,194	$—		$1,856,194
Common Stocks
Chemicals	—	7,426,637	—		7,426,637
Media	1,726,237	918,720	—		2,644,957
Oil, Gas & Consumable Fuels	621,760	3,441,973	133,992	(c)(d)	4,197,725
All Other Common Stocks(a)	840,723,425	—	—		840,723,425

Total Common Stocks	843,071,422	11,787,330	133,992		854,992,744

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	1,114,486	2,883,218	—		3,997,704
Midstream	18,659,506	2,644,335	—		21,303,841
All Other Convertible Preferred Stocks(a)	14,706,524	—	—		14,706,524

Total Convertible Preferred Stocks	34,480,516	5,527,553	—		40,008,069

Non-Convertible Preferred Stocks
Electric	1,227,450	136,340	—		1,363,790
REITs—Office Property	—	2,433,900	—		2,433,900
REITs—Warehouse/Industrials	—	12,168,504	—		12,168,504
All Other Non-Convertible Preferred Stocks(a)	529,899	—	—		529,899

Total Non-Convertible Preferred Stocks	1,757,349	14,738,744	—		16,496,093

Total Preferred Stocks	36,237,865	20,266,297	—		56,504,162

Closed-End Investment Companies	1,404,217	—	—		1,404,217
Warrants	—	4,012,839	—		4,012,839
Short-Term Investments	—	1,578,852,471	—		1,578,852,471

Total	$883,315,669	$7,712,786,369	$26,224,180		$8,622,326,218

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.

(c) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

(e) Valued using broker-dealer bid prices.

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,042,193	(a)	$—	$—	$302,995	$720,149
Finance Companies	1,511,802		748	—	(322,546)	—
Independent Energy	4,515,000	(a)	210,696	—	(4,367,506)	—
Convertible Bonds
Independent Energy	—		823,362	—	(53,174,594)	7,349,894
Common Stocks
Oil, Gas & Consumable Fuels	2,094	(a)	—	—	(777,552)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	5,763,342		—	—	—	—
Midstream	32,521,942		—	—	—	—

Total	$87,356,373		$1,034,806	$—	$(58,339,203)	$8,070,043

Investments in Securities – continued	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(116,760)	$—	$(22,196,283)	$21,752,294	(a)	$354,546
Finance Companies	—	—	—	1,190,004		(322,546)
Independent Energy	—	—	—	358,190	(a)	(4,367,506)
Convertible Bonds
Independent Energy	—	47,791,038	—	2,789,700		(53,174,594)
Common Stocks
Oil, Gas & Consumable Fuels	—	909,450	—	133,992	(a)	(777,552)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	(5,763,342)	—		—
Midstream	—	—	(32,521,942)	—		—

Total	$(116,760)	$48,700,488	$(60,481,567)	$26,224,180		$(58,287,652)

(a) Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

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A debt security valued at $22,196,283 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $47,791,038 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $909,450 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Preferred stocks valued at $38,285,284 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $96,910,873 and $780,387,165, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $1,010,660,709 and $187,998,957, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

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Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2021, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.67%	0.92%	1.17%	0.62%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2020, the management fees for the Fund were $27,318,748 (effective rate of 0.53% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2020 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”) which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

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March 31, 2020 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2020, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$96,684	$2,408,934	$96,684

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees were as follows:

Administrative Fees
$2,265,038

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $3,437,638.

As of March 31, 2020, the Fund owes Natixis Distribution $46,289 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance

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March 31, 2020 (Unaudited)

Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of March 31, 2020, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.37% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

g.  Affiliated Transactions. As a result of a business restructuring, the Fund received common stock shares of Bellatrix Exploration Ltd. (the “Company”) which constitutes more than 5% of the voting securities of the Company. As such, the Company is

|  42

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

considered to be an affiliate. A summary of affiliated transactions for the six months ended March 31, 2020, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$4,515,000	$—	$—	$15,317	$—	$(4,172,127)	$358,190	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	195,378	—	(195,378)	—	—
Bellatrix Exploration Ltd.	—	—	—	—	—	—	—	—

	$4,515,000	$—	$—	$210,695	$—	$(4,367,505)	$358,190	$—

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$2,831,394	$714,486	$28,684	$12,405

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended March 31, 2020, the Fund had no borrowings under this agreement.

43  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

8.  Risk. The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Fund’s future financial and investment results may be adversely affected.

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	52,509,218	$702,103,856	114,880,589	$1,536,762,571
Issued in connection with the reinvestment of distributions	10,156,166	137,248,760	22,980,553	307,097,798
Redeemed	(125,373,246)	(1,663,785,286)	(212,391,166)	(2,831,530,285)

Net change	(62,707,862)	$(824,432,670)	(74,530,024)	$(987,669,916)

Retail Class
Issued from the sale of shares	8,698,031	$117,368,854	15,929,615	$212,676,780
Issued in connection with the reinvestment of distributions	2,584,813	34,769,577	6,000,286	79,721,992
Redeemed	(26,807,311)	(354,402,012)	(60,037,841)	(797,894,770)

Net change	(15,524,467)	$(202,263,581)	(38,107,940)	$(505,495,998)

Admin Class
Issued from the sale of shares	638,259	$8,540,207	1,157,656	$15,385,127
Issued in connection with the reinvestment of distributions	98,961	1,325,616	264,817	3,500,482
Redeemed	(1,555,508)	(20,672,474)	(4,266,412)	(56,394,526)

Net change	(818,288)	$(10,806,651)	(2,843,939)	$(37,508,917)

|  44

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

9.  Capital Shares – continued.

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	26,488,501	$360,809,222	10,314,319	$138,677,808
Issued in connection with the reinvestment of distributions	1,046,753	14,115,398	1,364,601	18,225,344
Redeemed	(9,380,748)	(124,189,328)	(10,030,579)	(134,939,664)

Net change	18,154,506	$250,735,292	1,648,341	$21,963,488

Decrease from capital share transactions	(60,896,111)	$(786,767,610)	(113,833,562)	$(1,508,711,343)

45  |

Semiannual Report

March 31, 2020

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Kurt L. Wagner, CFA®, CIC*	Class Y LSDIX

Loomis, Sayles & Company, L.P.

*	Effective June 30, 2020, Kurt L. Wagner will no longer serve as portfolio manager of the Fund.

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20204,5

					Life of	Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	0.91%	5.16%	2.60%	3.40%	—	0.48%	0.40%

Class A (Inception 5/28/10)[1]
NAV	0.78	4.79	2.34	3.14	—	0.72	0.65
With 4.25% Maximum Sales Charge	-3.53	0.38	1.45	2.69	—

Class C (Inception 8/31/16)[1]
NAV	0.42	4.14	1.56	2.30	—	1.48	1.40
With CDSC[2]	-0.57	3.14	1.56	2.30	—

Class N (Inception 2/01/19)
NAV	0.94	5.11	—	—	6.17	0.42	0.35

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	2.78	6.88	2.76	3.14	7.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Kurt L. Wagner, CFA®, CIC*	Class Y NELYX

Loomis, Sayles & Company, L.P.

*	Effective June 30, 2020, Kurt L. Wagner will no longer serve as portfolio manager of the Fund.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

3  |

Average Annual Total Returns — March 31, 20203

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	2.44%	4.81%	1.79%	2.02%	—	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	2.32	4.46	1.52	1.77	—	0.80	0.80
With 2.25% Maximum Sales Charge	0.03	2.10	1.06	1.54	—

Class C (Inception 12/30/94)
NAV	1.94	3.68	0.76	1.01	—	1.55	1.55
With CDSC[1]	0.94	2.68	0.76	1.01	—

Class N (Inception 2/1/17)
NAV	2.58	4.90	—	—	2.70	0.48	0.46

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	4.11	6.85	2.25	1.99	3.17

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$1,007.80	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,004.20	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06
Class N
Actual	$1,000.00	$1,009.40	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77
Class Y
Actual	$1,000.00	$1,009.10	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$1,023.20	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04
Class C
Actual	$1,000.00	$1,019.40	$7.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.82
Class N
Actual	$1,000.00	$1,025.80	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38
Class Y
Actual	$1,000.00	$1,024.40	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.47% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.8% of Net Assets
	ABS Car Loan — 10.5%
$845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$762,121
28,239	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	28,212
145,286	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	143,912
111,924	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	111,873
69,976	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	69,646
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	509,591
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	470,904
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	705,319
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	376,242
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	351,591
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	98,409
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	132,398
172,964	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	172,281
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	448,797
265,927	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	264,932
16,603	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	16,572
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	570,214
585,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	584,401
349,888	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	349,346
660,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	648,144
10,675	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	10,640
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	772,351
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	139,858
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	575,640
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	403,377
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	561,806
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,000,508

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	$212,257
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	102,791
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	59,780
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	283,275
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	266,533
65,598	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	65,461
57,638	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	57,593
150,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	151,709
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	164,001
1,652	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	1,650
80,333	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	80,140
122,798	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	122,283
399,862	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	395,703
58,189	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	58,171
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	801,109
839,955	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	822,226
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	864,592
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	704,937
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	651,729
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	627,624
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	259,686
401,688	GLS Auto Receivables Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	392,680
260,000	GLS Auto Receivables Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	250,815
52,009	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	51,757
247,454	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	247,390
450,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	451,918
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	412,889
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	509,654
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	144,650
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	124,286

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	$293,932
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/18/2025, 144A(a)	831,960
1,045,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	1,041,755
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	358,507
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	454,422
655,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	646,503
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	218,593
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	492,186
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	802,346
73,812	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	73,671

		24,832,249

	ABS Credit Card — 1.7%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	638,834
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	915,725
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	805,483
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	262,259
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	728,918
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	561,867

		3,913,086

	ABS Home Equity — 0.3%
210,281	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	212,960
13,384	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	13,356
134,599	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	132,447
6,393	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.107%, 7/25/2021(b)(c)(d)	6,091
4,237	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	4,180
183,433	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.797%, 10/25/2027(a)(e)	178,663

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$76,045	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(d)	$75,403
57,486	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(d)	57,226

		680,326

	ABS Other — 2.2%
155,838	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	154,290
73,551	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	73,282
178,587	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	146,614
3,750	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	3,737
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	553,357
274,555	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	193,377
232,223	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	227,911
51,778	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	51,087
566,511	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	561,247
480,550	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	475,719
107,708	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	104,046
39,722	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	39,084
116,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	110,190
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,193,312
345,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	344,765

		5,232,018

	ABS Student Loan — 0.9%
65,390	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	65,156
276,260	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	288,175
1,455,000	Navient Student Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	1,435,618
88,768	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.594%, 7/25/2025(e)	88,686
132,132	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	131,667
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	176,300
36,901	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.794%, 7/25/2025(e)	36,900

		2,222,502

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Whole Business — 0.2%
$526,975	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	$468,734

	Aerospace & Defense — 0.9%
340,000	General Dynamics Corp., 3.625%, 4/01/2030	377,986
80,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	82,921
630,000	Northrop Grumman Corp., 4.400%, 5/01/2030	731,342
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	445,729
620,000	Textron, Inc., 3.000%, 6/01/2030	579,578

		2,217,556

	Agency Commercial Mortgage-Backed Securities — 1.4%
94,797	Federal Home Loan Mortgage Corp., Series KJ28, Class A1, 1.766%, 2/25/2025	96,462
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,268,166
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(d)	658,865
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	536,952
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	743,194

		3,303,639

	Airlines — 0.2%
640,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	512,166

	Automotive — 5.0%
795,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	780,957
145,000	American Honda Finance Corp., MTN, 2.350%, 1/08/2027	136,603
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	248,927
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	284,968
870,000	Daimler Finance North America LLC, 2.625%, 3/10/2030, 144A	776,300
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,067,553
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	623,100
200,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	181,000
560,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	477,400
425,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	367,381
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	327,455
315,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	308,226
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	215,106
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	183,844
585,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	586,383
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	92,293
400,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	370,768
275,000	Lear Corp., 5.250%, 5/15/2049	238,689
600,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	596,459
585,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	571,534
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	942,202
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	151,603
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	292,111

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	$865,405
360,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	333,860
155,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/01/2030	156,514
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	608,530

		11,785,171

	Banking — 21.8%
315,000	American Express Co., 2.200%, 10/30/2020	314,127
495,000	American Express Co., 3.700%, 8/03/2023	513,358
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	628,860
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	914,611
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,192,129
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	384,934
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	718,881
545,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	532,597
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,208,457
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	872,134
950,000	Bank of Nova Scotia (The), 2.150%, 7/14/2020	949,359
545,000	Bank of Nova Scotia (The), 2.200%, 2/03/2025	546,910
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	449,191
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	195,803
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	449,695
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	494,029
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	766,882
300,000	BNP Paribas S.A, (fixed rate to 1/13/2030, variable rate thereafter), 3.052%, 1/13/2031, 144A	280,525
510,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	503,762
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	153,594
545,000	Capital One NA, 2.150%, 9/06/2022	530,362
215,000	Citigroup, Inc., 2.900%, 12/08/2021	216,654
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,011,781
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	936,422
460,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	505,392
250,000	Comerica Bank, 2.500%, 6/02/2020	250,014
225,000	Comerica, Inc., 3.700%, 7/31/2023	230,956
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	661,850
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	945,223
405,000	Credit Suisse AG, 2.100%, 11/12/2021	403,834
250,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	256,003
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	927,769
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	210,044

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	$364,111
865,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	854,317
635,000	Goldman Sachs Group, Inc. (The), 2.600%, 2/07/2030	598,842
570,000	Goldman Sachs Group, Inc. (The), 3.500%, 4/01/2025	582,668
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	522,402
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	518,883
890,000	JPMorgan Chase & Co., (fixed rate to 3/13/2025, variable rate thereafter), 2.005%, 3/13/2026	883,984
535,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	544,210
770,000	KeyCorp, MTN, 2.250%, 4/06/2027	714,837
665,000	Lloyds Bank PLC, 2.250%, 8/14/2022	663,803
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	510,120
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,183,529
835,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	820,505
805,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 2/25/2025	800,796
455,000	Morgan Stanley, (fixed rate to 4/01/2030, variable rate thereafter), MTN, 3.622%, 4/01/2031	475,903
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	945,243
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	619,424
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,132,526
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	600,421
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,007,898
1,055,000	Nordea Bank ABP, 2.125%, 5/29/2020, 144A	1,053,871
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	305,015
305,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	307,982
870,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	771,060
120,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	117,125
350,000	Santander UK PLC, 2.125%, 11/03/2020	347,990
715,000	Santander UK PLC, 2.500%, 1/05/2021	695,726
580,000	Santander UK PLC, 2.875%, 6/18/2024	578,940
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	809,180
395,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	380,259
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	776,914
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	521,207
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	250,787
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	300,579
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	544,587

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$380,000	Sumitomo Mitsui Financial Group, Inc., 2.750%, 1/15/2030	$370,825
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	234,261
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	535,055
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,121,786
75,000	Synchrony Financial, 4.250%, 8/15/2024	72,200
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	698,846
1,065,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	1,087,009
890,000	Truist Bank, 1.500%, 3/10/2025	860,096
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	335,304
1,015,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	1,035,489
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,149,022
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	659,466
425,000	Wells Fargo & Co., (fixed rate to 10/30/2029, variable rate thereafter), MTN, 2.879%, 10/30/2030	420,960
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,058,214
220,000	Westpac Banking Corp., 2.650%, 1/16/2030	219,192
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	196,873

		51,316,384

	Brokerage — 0.9%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	420,193
495,000	BlackRock, Inc., 2.400%, 4/30/2030	493,175
625,000	Brookfield Finance LLC, 3.450%, 4/15/2050	499,348
640,000	Charles Schwab Corp. (The), 4.625%, 3/22/2030	704,870

		2,117,586

	Building Materials — 0.4%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,775
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.333%, 5/22/2020(e)	595,707
320,000	Martin Marietta Materials, Inc., Series CB, 2.500%, 3/15/2030	289,673
40,000	Masco Corp., 3.500%, 4/01/2021	39,631

		1,031,786

	Cable Satellite — 0.2%
450,000	Comcast Corp., 3.400%, 4/01/2030	487,755

	Chemicals — 0.5%
360,000	Cabot Corp., 4.000%, 7/01/2029	361,116
255,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	255,800
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	8,892
140,000	Ecolab, Inc., 4.800%, 3/24/2030	157,260
315,000	Sherwin Williams Co. (The), 2.300%, 5/15/2030	293,374

		1,076,442

	Collateralized Mortgage Obligations — 3.2%
579,039	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.293%, 2/20/2060(e)	582,509
295,502	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 2.163%, 3/20/2060(e)	292,668

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$163,591	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.234%, 7/20/2064(e)	$160,968
120,405	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.162%, 7/20/2064(e)	118,191
11,812	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)(c)	11,743
292,971	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	297,889
493,417	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.582%, 2/20/2066(a)(e)	490,621
308,391	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.262%, 4/20/2066(a)(e)	308,758
2,009,414	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(d)	2,271,059
394,151	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 2.112%, 12/20/2068(e)	393,850
1,360,857	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.062%, 10/20/2068(a)(e)	1,345,714
1,233,013	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 2.062%, 5/20/2069(a)(e)	1,232,888

		7,506,858

	Construction Machinery — 0.6%
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	305,501
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	529,980
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	267,495
140,000	John Deere Capital Corp., MTN, 1.750%, 3/09/2027	134,581
110,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	110,652
174,000	John Deere Capital Corp., Series 0014, 2.450%, 9/11/2020	173,569

		1,521,778

	Consumer Cyclical Services — 1.1%
670,000	eBay, Inc., 1.900%, 3/11/2025	632,751
620,000	Mastercard, Inc., 2.000%, 3/03/2025	650,677
245,000	Mastercard, Inc., 3.350%, 3/26/2030	271,320
455,000	Visa, Inc., 2.050%, 4/15/2030	454,340
495,000	Western Union Co. (The), 4.250%, 6/09/2023	525,911

		2,534,999

	Consumer Products — 0.3%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	400,672
175,000	Kimberly-Clark Corp., 3.100%, 3/26/2030	189,318

		589,990

	Diversified Manufacturing — 1.5%
550,000	Carrier Global Corp., 2.242%, 2/15/2025, 144A	534,290
455,000	Kennametal, Inc., 4.625%, 6/15/2028	459,625
615,000	Otis Worldwide Corp., 2.056%, 4/05/2025, 144A	601,062
620,000	Otis Worldwide Corp., 2.565%, 2/15/2030, 144A	602,576

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$265,000	Timken Co. (The), 4.500%, 12/15/2028	$296,354
100,000	United Technologies Corp., 3.650%, 8/16/2023	105,151
175,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 2.041%, 9/15/2021(e)	169,868
820,000	WW Grainger, Inc., 1.850%, 2/15/2025	820,766

		3,589,692

	Electric — 5.2%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	725,637
290,000	American Electric Power Co., Inc., 2.300%, 3/01/2030	270,413
495,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/2030, 144A	530,574
270,000	Consolidated Edison Co. of New York, Inc., Series 20A, 3.350%, 4/01/2030	277,846
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	121,322
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	224,305
625,000	Dominion Energy, Inc., Series B, 3.600%, 3/15/2027	635,528
480,000	DTE Electric Co., 2.250%, 3/01/2030	463,787
270,000	DTE Energy Co., 2.250%, 11/01/2022	266,814
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,162,177
451,000	Exelon Corp., 2.450%, 4/15/2021	447,056
115,000	Exelon Corp., 4.050%, 4/15/2030	116,150
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	116,042
280,000	Florida Power & Light Co., 2.850%, 4/01/2025	291,928
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	187,195
830,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	829,267
75,000	Ohio Power Co., Series P, 2.600%, 4/01/2030	72,838
195,000	Oklahoma Gas & Electric Co., 3.250%, 4/01/2030	195,205
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,122,057
370,000	PSEG Power LLC, 3.850%, 6/01/2023	376,420
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	234,263
360,000	Southern California Edison Co., 2.250%, 6/01/2030	325,030
273,000	Southern Co. (The), 2.750%, 6/15/2020	273,236
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	708,195
635,000	Union Electric Co., 2.950%, 3/15/2030	654,272
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	563,902
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,035,295
75,000	Xcel Energy, Inc., 3.400%, 6/01/2030	75,960

		12,302,714

	Finance Companies — 1.1%
310,000	Air Lease Corp., 3.250%, 10/01/2029	248,323
1,190,000	Ares Capital Corp., 3.250%, 7/15/2025	944,454
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	285,016
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	203,076
375,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	332,423
615,000	FS KKR Capital Corp., 4.125%, 2/01/2025	500,114
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	134,540

		2,647,946

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.4%
$470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	$460,401
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	398,651
185,000	ORIX Corp., 3.250%, 12/04/2024	193,441

		1,052,493

	Food & Beverage — 1.6%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	892,102
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	127,907
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	513,398
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,103,226
260,000	General Mills, Inc., 2.875%, 4/15/2030	259,480
90,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	87,442
390,000	PepsiCo, Inc., 2.625%, 3/19/2027	409,401
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	136,187
215,000	Sysco Corp., 2.400%, 2/15/2030	176,424

		3,705,567

	Health Insurance — 0.2%
220,000	Centene Corp., 3.375%, 2/15/2030, 144A	204,600
310,000	Humana, Inc., 2.500%, 12/15/2020	308,611

		513,211

	Healthcare — 1.2%
180,000	Baxter International, Inc., 3.950%, 4/01/2030, 144A	192,995
210,000	Cigna Corp., 2.400%, 3/15/2030	198,898
419,000	Cigna Corp., 3.750%, 7/15/2023	430,786
95,000	Cigna Corp., 4.500%, 2/25/2026, 144A	102,422
420,000	CVS Health Corp., 4.300%, 3/25/2028	449,250
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	495,430
165,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	161,752
85,000	Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	95,552
635,000	Zimmer Biomet Holdings, Inc., 3.550%, 3/20/2030	632,614

		2,759,699

	Hybrid ARMs — 0.1%
37,052	FHLMC, 1-year CMT + 2.257%, 4.384%, 1/01/2035(e)	37,360
84,639	FHLMC, 1-year CMT + 2.500%, 4.678%, 5/01/2036(e)	86,152

		123,512

	Independent Energy — 0.1%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	299,075

	Integrated Energy — 0.3%
635,000	Exxon Mobil Corp., 3.482%, 3/19/2030	701,316

	Life Insurance — 2.2%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,630
615,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	579,304
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	379,172
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	286,104
405,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	355,710

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	$167,387
505,000	Metropolitan Life Global Funding I, 2.400%, 6/17/2022, 144A	508,459
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,098,772
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	933,441
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	607,498
63,000	Unum Group, 5.625%, 9/15/2020	63,141

		5,063,618

	Lodging — 0.4%
590,000	Marriott International, Inc., 2.125%, 10/03/2022	531,017
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	320,640

		851,657

	Media Entertainment — 0.4%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	95,672
90,000	Fox Corp., 3.500%, 4/08/2030	89,819
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	128,026
425,000	ViacomCBS, Inc., 2.900%, 6/01/2023	397,958
345,000	ViacomCBS, Inc., 4.950%, 1/15/2031	339,561

		1,051,036

	Metals & Mining — 0.2%
140,000	ArcelorMittal S.A., 3.600%, 7/16/2024	127,607
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	142,486
330,000	Newmont Corp., 2.250%, 10/01/2030	306,622

		576,715

	Midstream — 1.0%
195,000	Cameron LNG LLC, 3.302%, 1/15/2035, 144A	168,763
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	22,637
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	422,784
1,130,000	MPLX LP, 3-month LIBOR + 0.900%, 1.899%, 9/09/2021(e)	1,067,777
885,000	ONEOK, Inc., 3.100%, 3/15/2030	664,202

		2,346,163

	Mortgage Related — 2.0%
2,309	FHLMC, 3.000%, 10/01/2026	2,420
199	FHLMC, 6.500%, 1/01/2024	221
46	FHLMC, 8.000%, 7/01/2025	50
23	FNMA, 6.000%, 9/01/2021	24
19,815	GNMA, 3.971%, 5/20/2062(d)	19,835
81,795	GNMA, 4.053%, 2/20/2063(d)	82,389
15,898	GNMA, 4.054%, 5/20/2062(d)	16,249
27,486	GNMA, 4.200%, 10/20/2062(d)	27,841
67,444	GNMA, 4.257%, 4/20/2063(d)	67,748
75,810	GNMA, 4.268%, 2/20/2063(a)(d)	76,050
47,085	GNMA, 4.323%, 11/20/2064(d)	47,614
105,185	GNMA, 4.398%, 4/20/2063(a)(d)	106,193
61,828	GNMA, 4.405%, 6/20/2066(d)	65,789
227,128	GNMA, 4.431%, 10/20/2066(d)	243,913

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$106,215	GNMA, 4.437%, 9/20/2066(d)	$113,616
60,995	GNMA, 4.444%, 11/20/2066(d)	64,992
48,194	GNMA, 4.460%, 2/20/2063(d)	48,306
64,410	GNMA, 4.494%, 8/20/2066(d)	68,605
112,640	GNMA, 4.499%, 11/20/2066(d)	120,715
46,987	GNMA, 4.500%, 3/20/2063(d)	47,130
184,406	GNMA, 4.520%, 9/20/2066(d)	198,578
83,781	GNMA, 4.521%, 10/20/2066(d)	90,318
1,175,339	GNMA, 4.530%, with various maturities from 2066 to 2067(a)(d)(f)	1,270,007
457,180	GNMA, 4.545%, 7/20/2067(a)(d)	496,910
856,508	GNMA, 4.586%, 1/20/2067(a)(d)	929,890
2,125	GNMA, 4.630%, 7/20/2062(d)	2,194
389,140	GNMA, 4.685%, 5/20/2064(a)(d)	408,089
690	GNMA, 4.700%, 8/20/2061(d)	733
657	GNMA, 6.500%, 12/15/2023	721

		4,617,140

	Non-Agency Commercial Mortgage-Backed Securities — 6.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	238,743
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	273,066
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	573,260
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	291,270
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	516,295
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	370,220
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,016,252
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	560,995
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(d)	273,694
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	524,037
26,544	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,519
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,453
169,962	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	174,757
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	489,881
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	291,041
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	287,238

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	$545,189
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	632,583
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,744
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	472,681
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.549%, 3/05/2033, 144A(d)	329,861
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	348,283
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 2.911%, 2/13/2053	252,690
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	176,980
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	352,678
850,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057%, 11/13/2052	881,954
93,011	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	95,101
19,706	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	19,661
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	597,479
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.083%, 7/15/2046(d)	252,777
111,476	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	111,926
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	135,285
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	552,352
194,995	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.175%, 11/15/2027, 144A(e)	182,003
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	503,969
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	574,709
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	207,134
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,314,216
152,101	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	152,940
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	344,712
291,031	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	298,652

		15,400,280

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 0.8%
$980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$933,082
725,000	Halliburton Co., 2.920%, 3/01/2030	560,181
375,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	279,944

		1,773,207

	Packaging — 0.1%
165,000	Avery Dennison Corp., 2.650%, 4/30/2030	153,820

	Pharmaceuticals — 1.3%
315,000	AbbVie, Inc., 2.950%, 11/21/2026, 144A	316,445
305,000	AbbVie, Inc., 3.600%, 5/14/2025	320,070
480,000	Amgen, Inc., 2.450%, 2/21/2030	472,100
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	235,956
845,000	Novartis Capital Corp., 2.200%, 8/14/2030	864,941
365,000	Pfizer, Inc., 2.625%, 4/01/2030	383,784
525,000	Pfizer, Inc., 3.200%, 9/15/2023	552,792

		3,146,088

	Property & Casualty Insurance — 0.6%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	613,829
180,000	Assurant, Inc., 4.200%, 9/27/2023	191,227
245,000	Berkshire Hathaway Finance Corp., 1.850%, 3/12/2030	237,845
275,000	Progressive Corp. (The), 3.200%, 3/26/2030	297,331

		1,340,232

	Railroads — 0.3%
65,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	60,426
350,000	Union Pacific Corp., 2.400%, 2/05/2030	339,983
215,000	Union Pacific Corp., 3.646%, 2/15/2024	223,963

		624,372

	REITs – Apartments — 0.1%
210,000	Essex Portfolio LP, 2.650%, 3/15/2032	186,324

	REITs – Health Care — 0.5%
505,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	481,475
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	595,808

		1,077,283

	REITs – Hotels — 0.1%
350,000	Host Hotels & Resorts LP, Series H, 3.375%, 12/15/2029	294,820

	REITs – Office Property — 0.3%
310,000	Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	336,394
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	286,151

		622,545

	REITs – Warehouse/Industrials — 0.0%
115,000	Prologis LP, 2.125%, 4/15/2027	109,346

	Restaurants — 1.0%
190,000	McDonald’s Corp., MTN, 2.125%, 3/01/2030	175,524
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,290,293

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — continued
$420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	$433,901
110,000	McDonald’s Corp., MTN, 3.600%, 7/01/2030	115,492
365,000	Starbucks Corp., 2.250%, 3/12/2030	343,346

		2,358,556

	Retailers — 1.7%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	335,428
290,000	AutoNation, Inc., 4.500%, 10/01/2025	278,560
385,000	Best Buy Co., Inc., 4.450%, 10/01/2028	390,562
475,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	478,727
270,000	Home Depot, Inc.(The), 2.950%, 6/15/2029	279,871
170,000	Lowe’s Cos., Inc., 4.500%, 4/15/2030	187,344
455,000	NIKE, Inc., 2.850%, 3/27/2030	480,746
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	862,723
270,000	Target Corp., 2.350%, 2/15/2030	269,734
460,000	TJX Cos., Inc. (The), 3.875%, 4/15/2030	474,916

		4,038,611

	Technology — 2.7%
135,000	Amphenol Corp., 2.050%, 3/01/2025	127,643
470,000	Flex Ltd., 4.875%, 6/15/2029	440,718
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	458,088
1,145,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 1.464%, 3/12/2021(e)	1,107,882
445,000	Intel Corp., 2.450%, 11/15/2029	455,767
640,000	Intel Corp., 3.900%, 3/25/2030	730,104
530,000	International Business Machines Corp., 2.850%, 5/13/2022	543,534
89,000	Jabil, Inc., 5.625%, 12/15/2020	88,836
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	178,915
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	136,414
350,000	NVIDIA Corp., 2.850%, 4/01/2030	365,266
460,000	Oracle Corp., 2.950%, 4/01/2030	463,167
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	554,806
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	204,263
325,000	Texas Instruments, Inc., 1.375%, 3/12/2025	322,512
130,000	Texas Instruments, Inc., 2.250%, 9/04/2029	129,870

		6,307,785

	Tobacco — 0.4%
565,000	BAT Capital Corp., 3.215%, 9/06/2026	537,249
460,000	BAT Capital Corp., 4.700%, 4/02/2027	467,436

		1,004,685

	Transportation Services — 1.1%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	717,807
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	149,732
320,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	321,209
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	280,448
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,724
620,000	United Parcel Service, Inc., 4.450%, 4/01/2030	701,592

		2,599,512

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 10.5%
$1,245,000	U.S. Treasury Note, 1.125%, 2/28/2021	$1,256,672
2,800,000	U.S. Treasury Note, 1.250%, 8/31/2024	2,910,578
2,165,000	U.S. Treasury Note, 1.500%, 9/30/2024	2,274,941
2,495,000	U.S. Treasury Note, 1.500%, 10/31/2024	2,623,941
14,805,000	U.S. Treasury Note, 1.750%, 12/31/2024	15,763,855

		24,829,987

	Wireless — 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	211,078

	Wirelines — 0.5%
320,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	311,130
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	213,789
515,000	Verizon Communications, Inc., 3.150%, 3/22/2030	554,734

		1,079,653

	Total Bonds and Notes (Identified Cost $233,837,641)	232,710,763

Short-Term Investments — 1.3%
3,145,864	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $3,145,864 on 4/01/2020 collateralized by $3,055,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $3,213,814 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,145,864)	3,145,864

	Total Investments — 100.1% (Identified Cost $236,983,505)	235,856,627
	Other assets less liabilities — (0.1)%	(253,377)

	Net Assets — 100.0%	$235,603,250

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $22,014 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(e)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $65,663,832 or 27.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2020	174	$21,157,535	$21,812,531	$654,996

At March 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/19/2020	20	$3,111,210	$3,120,625	$(9,415)

Industry Summary at March 31, 2020 (Unaudited)

Banking	21.8%
ABS Car Loan	10.5
Treasuries	10.5
Non-Agency Commercial Mortgage-Backed Securities	6.5
Electric	5.2
Automotive	5.0
Collateralized Mortgage Obligations	3.2
Technology	2.7
ABS Other	2.2
Life Insurance	2.2
Mortgage Related	2.0
Other Investments, less than 2% each	27.0
Short-Term Investments	1.3

Total Investments	100.1
Other assets less liabilities (including futures contracts)	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.1% of Net Assets
	ABS Car Loan — 1.3%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,513,796
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	826,639
1,103,166	CPS Auto Receivables Trust, Series 2019-C, Class A, 2.550%, 9/15/2022, 144A	1,094,981
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,891,388
809,060	Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.590%, 9/15/2022, 144A	804,047
425,408	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	423,623
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,075,141
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,493,985
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	660,567
765,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	769,154

		11,553,321

	ABS Home Equity — 0.1%
780,674	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	768,193
525,425	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	523,047

		1,291,240

	ABS Other — 0.6%
586,685	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	580,855
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 1.577%, 9/25/2023, 144A(b)	800,231
1,668,097	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,651,328
2,000,061	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,943,863

		4,976,277

	ABS Student Loan — 0.5%
4,000,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	4,041,879
66,735	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.897%, 1/25/2039, 144A(b)	66,412

		4,108,291

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — 14.3%
$1,057,733	Federal Home Loan Mortgage Corp., Series KJ28, Class A1, 1.766%, 2/25/2025	$1,076,313
7,396,082	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,958,431
1,086,706	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.584%, 11/25/2022(b)	1,083,814
569,459	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	576,568
6,131,198	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 2.041%, 1/25/2027(b)	6,111,321
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,332,122
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	15,227,293
4,139,196	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,229,441
3,810,720	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	3,903,697
6,020,705	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,181,814
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,467,131
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,382,435
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,085,882
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,860,584
2,187,171	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,258,501
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,606,624
220,031	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 1.845%, 11/25/2021(b)	215,783
1,389,416	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.165%, 1/25/2023(b)	1,369,142
4,131,702	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 1.905%, 10/25/2025(b)	4,097,125
4,830,747	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 2.015%, 11/25/2026(b)	4,782,900
130,159	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.675%, 9/25/2022(b)	127,691
1,238,583	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 1.715%, 2/25/2023(b)	1,215,786
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,653,626
3,770,818	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 1.905%, 10/25/2045(b)	3,740,398

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,200,000	FNMA, 3.580%, 1/01/2026	$5,816,288
126,724	Government National Mortgage Association, Series 2003-72, Class Z, 5.290%, 11/16/2045(a)	136,907
23,381	Government National Mortgage Association, Series 2003-88, Class Z, 5.434%, 3/16/2046(a)	24,623

		126,522,240

	Collateralized Mortgage Obligations — 11.0%
27,011	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT – 0.200%, 1.460%, 5/15/2023(b)(c)(d)	26,364
20,489	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT – 0.650%, 0.870%, 8/15/2023(b)(c)(d)	20,040
107,901	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	118,633
883,905	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	994,441
1,337,968	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,533,530
719,079	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	814,352
1,034,237	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.829%, 6/15/2048(a)(e)	1,075,473
1,160,375	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.947%, 12/15/2036(a)(e)	1,254,210
696,176	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 2.805%, 6/15/2043(b)	720,334
983,057	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,144,167
13,492	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT – 0.050%, 0.850%, 9/25/2022(b)(c)(d)	13,315
21,746	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT – 0.500%, 1.020%, 4/25/2024(b)(c)(d)	21,226
7,839	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.536%, 8/25/2042(a)(c)(d)	8,384
329,236	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	344,859
382,744	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.687%, 7/25/2037(b)	376,113
1,037,376	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.504%, 8/25/2038(a)	1,112,334
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.947%, 7/25/2043(b)	5,097,422
419	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year CMT – 0.650%, 0.340%, 4/25/2023(b)(c)(d)	415
7,435	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.107%, 3/25/2044(a)(c)(d)	8,719
470,215	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.166%, 10/25/2044(b)	462,614

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,523,171	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.950%, 8/20/2069(b)	$4,488,941
988,944	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.992%, 10/20/2060(b)	972,960
957,240	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.012%, 10/20/2060(b)	941,184
719,703	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.112%, 2/20/2061(b)	710,146
108,451	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	111,430
43,360	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	42,481
9,562	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.112%, 5/20/2062(b)(c)(d)	9,433
752,736	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.182%, 8/20/2062(b)	745,092
221,055	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.162%, 10/20/2062(b)(c)(d)	218,706
67,904	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.162%, 12/20/2062(b)(c)(d)	66,623
3,055,113	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.012%, 3/20/2063(b)	3,017,713
2,010,756	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.062%, 3/20/2063(b)	1,985,046
7,709,865	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.150%, 4/20/2063(b)	7,684,602
4,924,782	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.234%, 7/20/2064(b)	4,845,809
3,578,196	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.162%, 7/20/2064(b)	3,512,425
2,979,790	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.132%, 2/20/2065(b)	2,930,751
46,171	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.962%, 4/20/2061(b)(c)(d)	45,580
315,552	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	313,712
4,951,577	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,034,695
24,633	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.912%, 4/20/2065(b)(c)(d)	24,306
4,000,954	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.892%, 5/20/2065(b)	3,932,780
482,238	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.962%, 7/20/2065(b)	479,413
46,572	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.362%, 10/20/2065(b)(c)(d)	46,218
9,617	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.342%, 8/20/2061(b)(c)(d)	9,446

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,405,818	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.582%, 2/20/2066(b)	$5,375,186
1,149,856	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.262%, 4/20/2066(b)	1,151,222
1,118,851	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.062%, 9/20/2063(b)	1,117,051
1,186,377	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.912%, 10/20/2067(b)	1,184,319
7,666,561	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(b)	7,431,866
13,841,855	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	15,038,565
7,320,781	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(b)	7,642,368
185,124	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 1.075%, 12/07/2020(b)	184,458
240,030	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 1.466%, 10/07/2020(b)	239,880
784,244	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 1.576%, 12/08/2020(b)	782,562
52,082	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 1.576%, 12/08/2020(b)	52,082

		97,515,996

	Hybrid ARMs — 5.2%
5,882,716	FHLMC, 12-month LIBOR + 1.841%, 2.624%, 1/01/2046(b)	5,963,516
213,107	FHLMC, 1-year CMT + 2.250%, 3.759%, 2/01/2035(b)	216,009
395,393	FHLMC, 6-month LIBOR + 1.704%, 3.800%, 6/01/2037(b)	398,523
828,147	FHLMC, 12-month LIBOR + 1.739%, 3.803%, 4/01/2037(b)	842,646
342,085	FHLMC, 1-year CMT + 1.869%, 3.864%, 9/01/2038(b)	345,324
62,814	FHLMC, 12-month LIBOR + 1.733%, 3.977%, 12/01/2037(b)	63,172
214,070	FHLMC, 12-month LIBOR + 1.724%, 3.989%, 4/01/2037(b)	215,812
1,041,456	FHLMC, 12-month LIBOR + 1.758%, 4.007%, 9/01/2035(b)	1,051,385
851,354	FHLMC, 1-year CMT + 2.286%, 4.050%, 2/01/2036(b)	863,031
1,342,088	FHLMC, 1-year CMT + 2.271%, 4.106%, 2/01/2036(b)	1,360,506
144,490	FHLMC, 1-year CMT + 2.210%, 4.122%, 9/01/2038(b)	146,359
206,916	FHLMC, 12-month LIBOR + 2.180%, 4.180%, 3/01/2037(b)	209,315
546,858	FHLMC, 1-year CMT + 2.245%, 4.188%, 3/01/2036(b)	552,718
168,877	FHLMC, 12-month LIBOR + 1.636%, 4.303%, 11/01/2038(b)	170,413
2,266,468	FHLMC, 1-year CMT + 2.249%, 4.328%, 3/01/2037(b)	2,285,980
477,570	FHLMC, 1-year CMT + 2.165%, 4.334%, 4/01/2036(b)	482,162
498,535	FHLMC, 1-year CMT + 2.248%, 4.389%, 9/01/2038(b)	501,943
239,298	FHLMC, 12-month LIBOR + 1.935%, 4.451%, 12/01/2034(b)	241,944
207,458	FHLMC, 12-month LIBOR + 1.845%, 4.458%, 11/01/2038(b)	211,806
244,576	FHLMC, 12-month LIBOR + 1.787%, 4.468%, 3/01/2038(b)	247,624
710,864	FHLMC, 1-year CMT + 2.220%, 4.595%, 7/01/2033(b)	718,265
1,694,324	FHLMC, 12-month LIBOR + 1.896%, 4.771%, 9/01/2041(b)	1,727,460
73,781	FNMA, 6-month LIBOR + 1.544%, 3.419%, 2/01/2037(b)	74,922

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$616,173	FNMA, 6-month LIBOR + 1.541%, 3.497%, 7/01/2035(b)	$624,559
299,712	FNMA, 12-month LIBOR + 1.656%, 3.715%, 10/01/2033(b)	301,827
1,470,291	FNMA, 12-month LIBOR + 1.800%, 3.731%, 10/01/2041(b)	1,499,121
473,849	FNMA, 12-month LIBOR + 1.765%, 3.765%, 2/01/2037(b)	478,526
47,292	FNMA, 12-month LIBOR + 1.754%, 3.795%, 1/01/2037(b)	48,250
359,361	FNMA, 12-month LIBOR + 1.800%, 3.800%, 12/01/2041(b)	363,237
475,879	FNMA, 1-year CMT + 2.185%, 3.810%, 1/01/2036(b)	479,676
1,014,268	FNMA, 12-month LIBOR + 1.820%, 3.820%, 2/01/2047(b)	1,028,837
1,088,651	FNMA, 12-month LIBOR + 1.622%, 3.959%, 9/01/2037(b)	1,089,689
155,024	FNMA, 12-month LIBOR + 1.730%, 4.023%, 11/01/2035(b)	156,599
201,289	FNMA, 1-year CMT + 2.185%, 4.041%, 12/01/2034(b)	202,851
342,337	FNMA, 1-year CMT + 2.136%, 4.065%, 9/01/2034(b)	346,274
950,814	FNMA, 12-month LIBOR + 1.592%, 4.077%, 7/01/2035(b)	955,746
2,156,555	FNMA, 1-year CMT + 2.218%, 4.091%, 4/01/2034(b)	2,186,185
1,397,449	FNMA, 12-month LIBOR + 1.560%, 4.121%, 4/01/2037(b)	1,405,178
268,467	FNMA, 12-month LIBOR + 1.684%, 4.165%, 11/01/2036(b)	270,714
350,579	FNMA, 1-year CMT + 2.503%, 4.171%, 5/01/2035(b)	357,951
176,534	FNMA, 12-month LIBOR + 1.562%, 4.202%, 8/01/2035(b)	178,384
763,558	FNMA, 6-month LIBOR + 2.265%, 4.268%, 7/01/2037(b)	789,497
270,378	FNMA, 1-year CMT + 2.287%, 4.274%, 10/01/2033(b)	273,305
1,334,946	FNMA, 1-year CMT + 2.173%, 4.276%, 11/01/2033(b)	1,347,397
366,158	FNMA, 1-year CMT + 2.223%, 4.307%, 8/01/2035(b)	371,008
653,839	FNMA, 12-month LIBOR + 1.712%, 4.337%, 8/01/2034(b)	667,174
2,951,254	FNMA, 1-year CMT + 2.190%, 4.343%, 10/01/2034(b)	2,979,174
363,040	FNMA, 12-month LIBOR + 1.657%, 4.347%, 8/01/2038(b)	365,903
478,911	FNMA, 12-month LIBOR + 1.619%, 4.369%, 7/01/2038(b)	489,285
262,056	FNMA, 1-year CMT + 2.145%, 4.372%, 9/01/2036(b)	262,350
397,291	FNMA, 1-year CMT + 2.214%, 4.409%, 4/01/2034(b)	405,607
1,514,012	FNMA, 1-year CMT + 2.174%, 4.411%, 12/01/2040(b)	1,526,020
125,759	FNMA, 12-month LIBOR + 1.801%, 4.433%, 7/01/2041(b)	127,609
1,155,960	FNMA, 12-month LIBOR + 1.725%, 4.442%, 9/01/2037(b)	1,166,496
434,776	FNMA, 12-month LIBOR + 1.617%, 4.465%, 4/01/2037(b)	441,587
204,448	FNMA, 1-year CMT + 2.500%, 4.539%, 8/01/2036(b)	207,574
541,422	FNMA, 1-year CMT + 2.164%, 4.614%, 6/01/2036(b)	544,432
1,027,771	FNMA, 1-year CMT + 2.273%, 4.648%, 6/01/2037(b)	1,036,130
1,159,769	FNMA, 12-month LIBOR + 1.806%, 4.666%, 3/01/2037(b)	1,174,075
538,826	FNMA, 1-year CMT +2.287%, 4.678%, 6/01/2033(b)	544,495
198,553	FNMA, 1-year CMT + 2.192%, 4.725%, 4/01/2033(b)	200,239
64,245	FNMA, 1-year CMT + 2.440%, 4.815%, 8/01/2033(b)	64,807
176,313	FNMA, 12-month LIBOR + 1.800%, 4.889%, 3/01/2034(b)	178,715
418,338	FNMA, 12-month LIBOR + 2.473%, 5.348%, 6/01/2035(b)	423,345

		46,450,663

	Mortgage Related — 3.4%
47,139	FHLMC,3.000%, 10/01/2026	49,413
366,404	FHLMC,4.000%, with various maturities from 2024 to 2042(f)	393,217
168,133	FHLMC,4.500%, with various maturities from 2025 to 2034(f)	178,786
53,524	FHLMC,5.500%, 10/01/2023	55,892

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,906	FHLMC,COFI + 1.250%, 5.765%, 6/01/2020(b)	$6,892
22,954	FHLMC,COFI + 1.250%, 5.878%, 8/01/2020(b)	22,924
28,259	FHLMC,COFI + 1.250%, 5.917%, 10/01/2020(b)	28,367
35,411	FHLMC,COFI + 1.250%, 5.955%, 11/01/2020(b)	35,439
205,731	FHLMC,6.500%, 12/01/2034	240,604
135	FHLMC,7.500%, 6/01/2026	148
118,952	FNMA,3.000%, 3/01/2042	125,959
1,136,297	FNMA,5.000%, with various maturities from 2037 to 2038(f)	1,258,050
487,071	FNMA,5.500%, with various maturities from 2023 to 2033(f)	526,741
362,674	FNMA,6.000%, with various maturities from 2021 to 2022(f)	378,209
163,421	FNMA,6.500%, with various maturities from 2032 to 2037(f)	182,973
64,130	FNMA,7.500%, with various maturities from 2030 to 2032(f)	71,798
2,491,391	GNMA,1-month LIBOR + 1.741%, 3.504%, 2/20/2061(b)	2,574,972
2,051,162	GNMA,1-month LIBOR + 1.890%, 3.689%, 2/20/2063(b)	2,120,133
2,472,810	GNMA,1-month LIBOR + 2.158%, 3.956%, 3/20/2063(b)	2,556,147
761,689	GNMA,1-month LIBOR + 2.242%, 4.043%, 6/20/2065(b)	808,758
25,325	GNMA,4.060%, 8/20/2061(a)	26,111
810,572	GNMA,1-month LIBOR + 2.271%, 4.066%, 5/20/2065(b)	858,620
1,291,405	GNMA,1-month LIBOR + 2.361%, 4.161%, 2/20/2063(b)	1,340,897
746,106	GNMA,4.267%, 12/20/2062(a)	748,728
73,544	GNMA,4.284%, 6/20/2062(a)	74,221
33,594	GNMA,4.289%, 12/20/2061(a)	35,327
2,016,701	GNMA,4.301%, with various maturities in 2063(a)(f)	2,032,361
711,844	GNMA,4.309%, 3/20/2063(a)	713,571
921,356	GNMA,4.323%, 11/20/2062(a)	923,348
3,181,969	GNMA, 4.475%, 10/20/2065(a)	3,400,415
22,400	GNMA, 4.486%, 8/20/2062(a)	22,777
243,076	GNMA, 4.524%, 4/20/2063(a)	246,659
1,770,458	GNMA, 4.600%, 2/20/2066(a)	1,866,922
484,051	GNMA, 4.602%, 7/20/2063(a)	506,067
1,983,829	GNMA, 4.624%, 3/20/2064(a)	2,082,814
24,538	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	24,570
29,365	GNMA, 4.639%, 4/20/2061(a)	29,718
347,176	GNMA, 4.645%, 1/20/2064(a)	365,883
1,709,026	GNMA, 4.671%, 11/20/2063(a)	1,847,966
1,281,224	GNMA, 4.685%, 5/20/2064(a)	1,343,614
17,821	GNMA, 4.697%, 3/20/2061(a)	17,919
25,542	GNMA, 4.700%, with various maturities in 2061(a)(f)	27,159
23,693	GNMA, 4.714%, 8/20/2061(a)	24,135
26,037	GNMA, 4.897%, 2/20/2062(a)	26,821
7,709	GNMA, 5.070%, 3/20/2062(a)	7,732
9,848	GNMA, 6.000%, 12/15/2031	11,176
41,765	GNMA, 6.500%, 5/15/2031	49,772
46,236	GNMA, 7.000%, 10/15/2028	52,065

		30,322,790

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 2.4%
$1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	$1,613,114
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,283,155
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,550,556
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,448,632
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,417,510
4,159,430	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/2043, 144A(a)	4,207,639
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,582,993
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,048,908
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.175%, 11/15/2027, 144A(b)	3,060,954

		21,213,461

	Treasuries — 50.3%
2,230,000	U.S. Treasury Note, 0.375%, 3/31/2022	2,236,446
12,460,000	U.S. Treasury Note, 0.500%, 3/31/2025	12,536,415
8,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	8,501,905
24,445,000	U.S. Treasury Note, 1.125%, 7/31/2021	24,756,292
13,540,000	U.S. Treasury Note, 1.125%, 8/31/2021	13,719,828
65,545,000	U.S. Treasury Note, 1.125%, 2/28/2022	66,633,149
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	21,595,441
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,740,383
23,445,000	U.S. Treasury Note, 1.375%, 1/31/2022	23,943,206
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	5,185,547
15,355,000	U.S. Treasury Note, 1.500%, 10/31/2021	15,667,498
13,605,000	U.S. Treasury Note, 1.625%, 8/31/2022	14,051,414
24,755,000	U.S. Treasury Note, 1.750%, 11/30/2021	25,392,248
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,750,813
12,480,000	U.S. Treasury Note, 1.750%, 7/15/2022	12,907,537
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	13,074,241
16,165,000	U.S. Treasury Note, 1.875%, 4/30/2022	16,718,146
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	10,074,023
9,090,000	U.S. Treasury Note, 2.000%, 12/31/2021	9,372,642
4,585,000	U.S. Treasury Note, 2.000%, 2/15/2025	4,940,517
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,348,098
6,000,000	U.S. Treasury Note, 2.125%, 5/15/2022	6,240,703
6,550,000	U.S. Treasury Note, 2.250%, 2/15/2021	6,674,348
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,422,010
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,624,944
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	8,174,415
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	73,633,725
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,592,721

		446,508,655

	Total Bonds and Notes (Identified Cost $772,696,299)	790,462,934

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 10.3%
$29,440,724	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $29,440,724 on 4/01/2020 collateralized by $29,835,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $30,029,763 including accrued interest (Note 2 of Notes to Financial Statements)	$29,440,724
62,265,000	U.S. Treasury Bills, 0.020%, 5/05/2020(g)	62,261,251

	Total Short-Term Investments (Identified Cost $91,704,548)	91,701,975

	Total Investments — 99.4% (Identified Cost $864,400,847)	882,164,909
	Other assets less liabilities — 0.6%	5,446,400

	Net Assets — 100.0%	$887,611,309

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $1,449,890 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $33,712,226 or 3.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	50.3%
Agency Commercial Mortgage-Backed Securities	14.3
Collateralized Mortgage Obligations	11.0
Hybrid ARMs	5.2
Mortgage Related	3.4
Non-Agency Commercial Mortgage-Backed Securities	2.4
Other Investments, less than 2% each	2.5
Short-Term Investments	10.3

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$236,983,505	$864,400,847
Net unrealized appreciation (depreciation)	(1,126,878)	17,764,062

Investments at value	235,856,627	882,164,909
Cash	—	68
Due from brokers (Note 2)	165,000	—
Receivable for Fund shares sold	200,416	6,459,878
Receivable for securities sold	1,876,990	63,613,385
Interest receivable	1,129,564	3,348,264
Prepaid expenses (Note 8)	2	3

TOTAL ASSETS	239,228,599	955,586,507

LIABILITIES
Payable for securities purchased	3,310,127	62,263,824
Payable for Fund shares redeemed	82,956	4,633,428
Payable for variation margin on futures contracts (Note 2)	1,639	—
Distributions payable	—	255,829
Management fees payable (Note 6)	45,706	280,226
Deferred Trustees’ fees (Note 6)	119,284	354,749
Administrative fees payable (Note 6)	9,403	29,851
Payable to distributor (Note 6d)	1,987	13,063
Other accounts payable and accrued expenses	54,247	144,228

TOTAL LIABILITIES	3,625,349	67,975,198

NET ASSETS	$235,603,250	$887,611,309

NET ASSETS CONSIST OF:
Paid-in capital	$233,468,464	$905,111,894
Accumulated earnings (loss)	2,134,786	(17,500,585)

NET ASSETS	$235,603,250	$887,611,309

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities (continued)

March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$20,259,386	$311,730,266

Shares of beneficial interest	1,941,632	27,102,390

Net asset value and redemption price per share	$10.43	$11.50

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.89	$11.76

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$563,844	$24,148,192

Shares of beneficial interest	53,906	2,097,874

Net asset value and offering price per share	$10.46	$11.51

Class N shares:
Net assets	$3,565,309	$9,453,117

Shares of beneficial interest	342,084	819,498

Net asset value, offering and redemption price per share	$10.42	$11.54

Class Y shares:
Net assets	$211,214,711	$542,279,734

Shares of beneficial interest	20,249,941	46,992,193

Net asset value, offering and redemption price per share	$10.43	$11.54

See accompanying notes to financial statements.

37  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$3,228,645	$7,701,780

Expenses
Management fees (Note 6)	306,993	1,449,751
Service and distribution fees (Note 6)	29,291	487,438
Administrative fees (Note 6)	53,906	173,128
Trustees’ fees and expenses (Note 6)	15,298	28,874
Transfer agent fees and expenses (Notes 6 and 7)	92,147	342,713
Audit and tax services fees	26,102	28,178
Custodian fees and expenses	10,527	18,523
Legal fees (Note 8)	2,277	6,493
Registration fees	53,418	78,371
Shareholder reporting expenses	12,154	36,231
Miscellaneous expenses (Note 8)	17,916	25,294

Total expenses	620,029	2,674,994
Less waiver and/or expense reimbursement (Note 6)	(100,456)	(10,782)

Net expenses	519,573	2,664,212

Net investment income	2,709,072	5,037,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on:
Investments	2,866,812	3,777,669
Futures contracts	172,793	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4,762,609)	9,838,452
Futures contracts	759,925	—

Net realized and unrealized gain (loss) on investments and futures contracts	(963,079)	13,616,121

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,745,993	$18,653,689

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$2,709,072	$5,737,366	$5,037,568	$10,657,761
Net realized gain (loss) on investments and futures contracts	3,039,605	5,241,457	3,777,669	(805,903)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,002,684)	6,546,482	9,838,452	23,250,762

Net increase in net assets resulting from operations	1,745,993	17,525,305	18,653,689	33,102,620

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(331,400)	(489,457)	(2,746,888)	(6,888,790)
Class C	(5,741)	(4,669)	(109,859)	(335,648)
Class N	(61,348)	(14,658)	(80,202)	(117,078)
Class Y	(3,618,225)	(5,477,745)	(4,639,816)	(9,249,815)

Total distributions	(4,016,714)	(5,986,529)	(7,576,765)	(16,591,331)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(3,306,250)	62,370,471	83,686,424	54,497,302

Net increase (decrease) in net assets	(5,576,971)	73,909,247	94,763,348	71,008,591
NET ASSETS
Beginning of the period	241,180,221	167,270,974	792,847,961	721,839,370

End of the period	$235,603,250	$241,180,221	$887,611,309	$792,847,961

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.51		$9.97	$10.29	$10.52	$10.39	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.25	0.22	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.02)		0.55	(0.31)	(0.12)	0.17	0.03

Total from Investment Operations	0.08		0.80	(0.09)	0.05	0.37	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.26)	(0.23)	(0.20)	(0.21)	(0.22)
Net realized capital gains	(0.05)		—	—	(0.08)	(0.03)	(0.01)

Total Distributions	(0.16)		(0.26)	(0.23)	(0.28)	(0.24)	(0.23)

Net asset value, end of the period	$10.43		$10.51	$9.97	$10.29	$10.52	$10.39

Total return(b)(c)	0.78	%(d)	8.11%	(0.85)%	0.44%	3.64%	2.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,259		$21,415	$19,149	$21,828	$19,327	$18,425
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.73	%(f)	0.72%	0.70%	0.72%	0.72%	0.71%
Net investment income	1.98	%(f)	2.42%	2.17%	1.69%	1.89%	1.93%
Portfolio turnover rate	55%		135%	152%	216%	151%	151%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.54		$10.00	$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17	0.13	0.10	0.01
Net realized and unrealized gain (loss)	(0.02)		0.55	(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	0.04		0.72	(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.18)	(0.12)	(0.12)	(0.01)
Net realized capital gains	(0.05)		—	—	(0.08)	—

Total Distributions	(0.12)		(0.18)	(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.46		$10.54	$10.00	$10.30	$10.53

Total return(c)(d)	0.42	%(e)	7.28%	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$564		$467	$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40%	1.40	%(g)
Gross expenses	1.48	%(g)	1.48%	1.45%	1.48%	1.56	%(g)
Net investment income	1.23	%(g)	1.64%	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	55%		135%	152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.17
Net realized and unrealized gain (loss)	(0.03)	0.45

Total from Investment Operations	0.09	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.19)
Net realized capital gains	(0.05)	—

Total Distributions	(0.17)	(0.19)

Net asset value, end of the period	$10.42	$10.50

Total return(b)(c)	0.94%	6.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,565	$3,546
Net expenses(d)(e)	0.35%	0.35%
Gross expenses(e)	0.46%	0.42%
Net investment income(e)	2.28%	2.54%
Portfolio turnover rate	55%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.51		$9.97	$10.29	$10.52	$10.39	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.27	0.25	0.20	0.22	0.22
Net realized and unrealized gain (loss)	(0.03)		0.55	(0.31)	(0.13)	0.18	0.04

Total from Investment Operations	0.09		0.82	(0.06)	0.07	0.40	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.28)	(0.26)	(0.22)	(0.24)	(0.25)
Net realized capital gains	(0.05)		—	—	(0.08)	(0.03)	(0.01)

Total Distributions	(0.17)		(0.28)	(0.26)	(0.30)	(0.27)	(0.26)

Net asset value, end of the period	$10.43		$10.51	$9.97	$10.29	$10.52	$10.39

Total return(b)	0.91	%(c)	8.38%	(0.60)%	0.69%	3.90%	2.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$211,215		$215,752	$148,119	$154,668	$139,398	$88,592
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48	%(e)	0.48%	0.45%	0.47%	0.47%	0.47%
Net investment income	2.23	%(e)	2.67%	2.43%	1.93%	2.11%	2.15%
Portfolio turnover rate	55%		135%	152%	216%	151%	151%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.34		$11.09		$11.32	$11.51	$11.57		$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15		0.11	0.08	0.11		0.14
Net realized and unrealized gain (loss)	0.19		0.34		(0.13)	(0.09)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.26		0.49		(0.02)	(0.01)	0.11		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.24)		(0.21)	(0.18)	(0.17)		(0.19)

Net asset value, end of the period	$11.50		$11.34		$11.09	$11.32	$11.51		$11.57

Total return(d)	2.32	%(e)	4.42%		(0.17)%	(0.04)%	0.93%		1.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$311,730		$308,186		$328,475	$336,227	$442,671		$346,317
Net expenses	0.80	%(f)	0.80%		0.80%	0.80%	0.77%		0.77%
Gross expenses	0.80	%(f)	0.80%		0.80%	0.80%	0.77%		0.77%
Net investment income	1.15	%(f)	1.31%		1.02%	0.67%	0.96%		1.21%
Portfolio turnover rate	175%		527	%(g)	157%	126%	109	%(h)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.35		$11.10		$11.33	$11.52	$11.58		$11.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.06		0.03	(0.01)	0.02		0.05
Net realized and unrealized gain (loss)	0.20		0.34		(0.13)	(0.08)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.22		0.40		(0.10)	(0.09)	0.02		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.13)	(0.10)	(0.08)		(0.10)

Net asset value, end of the period	$11.51		$11.35		$11.10	$11.33	$11.52		$11.58

Total return(d)	1.94	%(e)	3.64%		(0.91)%	(0.79)%	0.18%		0.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,148		$22,142		$23,341	$43,319	$73,027		$63,167
Net expenses	1.55	%(f)	1.55%		1.55%	1.55%	1.52%		1.53%
Gross expenses	1.55	%(f)	1.55%		1.55%	1.55%	1.52%		1.53%
Net investment income (loss)	0.40	%(f)	0.57%		0.24%	(0.09)%	0.21%		0.47%
Portfolio turnover rate	175%		527	%(g)	157%	126%	109	%(h)	48%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.19		0.15	0.05
Net realized and unrealized gain (loss)	0.21		0.33		(0.14)	0.08	(b)

Total from Investment Operations	0.29		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.54		$11.37		$11.12	$11.36

Total return(c)	2.58	%(d)	4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,453		$5,272		$3,176	$1,900
Net expenses(e)	0.47	%(f)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.49	%(f)	0.48%		0.48%	0.50	%(f)
Net investment income	1.47	%(f)	1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	175%		527	%(g)	157%	126	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.38		$11.13		$11.36	$11.55	$11.61		$11.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.17		0.14	0.11	0.14		0.17
Net realized and unrealized gain (loss)	0.20		0.34		(0.13)	(0.09)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.28		0.51		0.01	0.02	0.14		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.26)		(0.24)	(0.21)	(0.20)		(0.22)

Net asset value, end of the period	$11.54		$11.38		$11.13	$11.36	$11.55		$11.61

Total return	2.44	%(d)	4.67%		0.09%	0.22%	1.19%		1.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$542,280		$457,248		$366,847	$360,322	$411,898		$431,727
Net expenses	0.55	%(e)	0.55%		0.55%	0.55%	0.52%		0.52%
Gross expenses	0.55	%(e)	0.55%		0.55%	0.55%	0.52%		0.52%
Net investment income	1.39	%(e)	1.55%		1.26%	0.92%	1.20%		1.45%
Portfolio turnover rate	175%		527	%(f)	157%	126%	109	%(g)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(g)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

47  |

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares of Intermediate Duration Bond Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for 10 years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of

|  48

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most

49  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Intermediate Duration Bond Fund	$22,014	Less than 0.1%
Limited Term Government and Agency Fund	1,449,890	0.2%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of

|  50

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of

51  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2020.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization and futures contract mark-to-market. Amounts of income and capital gain available to be

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Intermediate Duration Bond Fund	$5,986,529	$—	$5,986,529
Limited Term Government and Agency Fund	16,591,331	—	16,591,331

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, capital loss carryforwards were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(1,558,729)
Long-term:
No expiration date	—	(34,283,605)

Total capital loss carryforward	$—	$(35,842,334)

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$237,003,513	$864,903,067

Gross tax appreciation	$4,424,946	$22,904,538
Gross tax depreciation	(4,926,251)	(5,642,696)

Net tax appreciation (depreciation)	$(501,305)	$17,261,842

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$670,055	$10,271	(b)	$680,326
Collateralized Mortgage Obligations	—	7,495,115	11,743	(b)	7,506,858
All Other Bonds and Notes(a)	—	224,523,579	—		224,523,579

Total Bonds and Notes	—	232,688,749	22,014		232,710,763

Short-Term Investments	—	3,145,864	—		3,145,864
Futures Contracts (unrealized appreciation)	654,996	—	—		654,996

Total	$654,996	$235,834,613	$22,014		$236,511,623

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(9,415)	$—	$—	$(9,415)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$96,066,106	$1,449,890	(b)	$97,515,996
All Other Bonds and Notes(a)	—	692,946,938	—		692,946,938

Total Bonds and Notes	—	789,013,044	1,449,890		790,462,934

Short-Term Investments	—	91,701,975	—		91,701,975

Total	$—	$880,715,019	$1,449,890		$882,164,909

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$660,000	$—	$—	$—	$—
ABS Home Equity	16,609	—	(28)	254	—
Collateralized Mortgage Obligations	—	—	(134)	189	—

Total	$676,609	$—	$(162)	$443	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held Still at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$(660,000)	$—	$—
ABS Home Equity	(6,564)	—	—	10,271	(26)
Collateralized Mortgage Obligations	(11,807)	23,495	—	11,743	189

Total	$(18,371)	$23,495	$(660,000)	$22,014	$163

A debt security valued at $660,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2020 this security was

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $23,495 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$1,744,293	$—	$(205,658)	$216,476	$464

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$(2,164,264)	$1,858,579	$—	$1,449,890	$5,358

Debt securities valued at $1,858,579 were transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2020, Intermediate Duration Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$654,996

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(9,415)

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$172,793

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$759,925

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2020:

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	8.75%
Highest Notional Amount Outstanding	10.58%
Lowest Notional Amount Outstanding	8.36%
Notional Amount Outstanding as of March 31, 2020	10.58%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Intermediate Duration Bond Fund	$165,000	$165,000

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Intermediate Duration Bond Fund	$33,455,119	$59,299,325	$97,942,358	$72,501,344
Limited Term Government and Agency Fund	1,260,097,543	1,192,898,062	83,794,261	26,175,457

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Intermediate Duration Bond Fund	$306,993	$99,521	$207,472	0.25%	0.17%
Limited Term Government and Agency Fund	1,449,751	—	1,449,751	0.37%	0.37%

For the six months ended March 31, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$3,986	$266	$—	$5,635	$9,887

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2021.

No expenses were recovered for either Fund during the six months ended March 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Duration Bond Fund	$26,857	$609	$1,825
Limited Term Government and Agency Fund	382,006	26,358	79,074

For the six months ended March 31, 2020, Natixis Distribution refunded Limited Term Government and Agency Fund $1,420 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

65  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Intermediate Duration Bond Fund	$53,906
Limited Term Government and Agency Fund	173,128

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$86,663
Limited Term Government and Agency Fund	203,153

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$1,987
Limited Term Government and Agency Fund	13,063

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2020 were as follows:

Fund	Commissions
Limited Term Government and Agency Fund	$4,965

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g. Affiliated Ownership. As of March 31, 2020, the percentage of each Fund’s net assets owned by affiliates is as follows:

Intermediate Duration Bond	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	1.04%

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Loomis Sayles Distribution	0.14%
Natixis Sustainable Future 2015 Fund	0.07%
Natixis Sustainable Future 2020 Fund	0.06%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.04%
Natixis Sustainable Future 2035 Fund	0.02%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$935
Limited Term Government and Agency Fund	895

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	$8,121	$182	$935	$82,909
Limited Term Government and Agency Fund	133,661	9,180	895	198,977

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, neither Fund had borrowings under this agreement.

9.  Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Intermediate Duration Bond	4	74.86%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019(a)
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	163,303	$1,715,406	398,531	$4,099,679
Issued in connection with the reinvestment of distributions	30,959	323,566	47,051	480,510
Redeemed	(289,912)	(3,064,129)	(328,671)	(3,334,024)

Net change	(95,650)	$(1,025,157)	116,911	$1,246,165

Class C
Issued from the sale of shares	9,090	$96,848	43,629	$442,533
Issued in connection with the reinvestment of distributions	514	5,383	435	4,496
Redeemed	(2)	(18)	(3)	(26)

Net change	9,602	$102,213	44,061	$447,003

Class N
Issued from the sale of shares	7,375	$77,919	336,294	$3,517,593
Issued in connection with the reinvestment of distributions	5,876	61,347	1,393	14,658
Redeemed	(8,854)	(94,066)	—	—

Net change	4,397	$45,200	337,687	$3,532,251

Class Y
Issued from the sale of shares	3,323,517	$34,908,124	10,382,829	$104,956,223
Issued in connection with the reinvestment of distributions	331,867	3,467,326	500,421	5,110,711
Redeemed	(3,937,010)	(40,803,956)	(5,211,508)	(52,921,882)

Net change	(281,626)	$(2,428,506)	5,671,742	$57,145,052

Increase (decrease) from capital share transactions	(363,277)	$(3,306,250)	6,170,401	$62,370,471

(a)	From commencement of operations on February 1, 2019 through September 30, 2019 for Class N shares.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,758,229	$42,793,578	6,604,468	$73,758,793
Issued in connection with the reinvestment of distributions	185,780	2,112,419	468,020	5,253,188
Redeemed	(4,016,164)	(45,645,922)	(9,509,963)	(106,560,526)

Net change	(72,155)	$(739,925)	(2,437,475)	$(27,548,545)

Class C
Issued from the sale of shares	1,064,304	$12,139,193	1,272,362	$14,195,722
Issued in connection with the reinvestment of distributions	6,892	78,395	21,420	240,567
Redeemed	(924,157)	(10,495,944)	(1,445,466)	(16,189,983)

Net change	147,039	$1,721,644	(151,684)	$(1,753,694)

Class N
Issued from the sale of shares	467,455	$5,313,848	351,754	$3,935,676
Issued in connection with the reinvestment of distributions	6,998	79,903	10,232	115,280
Redeemed	(118,491)	(1,357,856)	(183,979)	(2,066,729)

Net change	355,962	$4,035,895	178,007	$1,984,227

Class Y
Issued from the sale of shares	23,395,198	$268,106,845	26,296,159	$295,778,178
Issued in connection with the reinvestment of distributions	312,984	3,571,500	623,009	7,019,684
Redeemed	(16,901,423)	(193,009,535)	(19,697,925)	(220,982,548)

Net change	6,806,759	$78,668,810	7,221,243	$81,815,314

Increase from capital share transactions	7,237,605	$83,686,424	4,810,091	$54,497,302

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 19, 2020

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 19, 2020